UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036
______________________________________________

UBS Relationship Funds
______________________________________________________________________________
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606-2807 (Name and address of agent for service)

Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund

Industry diversification (unaudited)[1]
As a percentage of net assets as of March 31, 2011

Common stocks
Aerospace & defense	1.09%
Air freight & logistics	0.46
Airlines	0.42
Auto components	0.25
Automobiles	0.62
Beverages	0.58
Biotechnology	0.33
Building products	0.28
Capital markets	1.43
Chemicals	1.27
Commercial banks	2.84
Communications equipment	1.23
Computers & peripherals	1.88
Construction & engineering	0.23
Construction materials	0.28
Distributors	0.02
Diversified consumer services	0.13
Diversified financial services	1.53
Diversified telecommunication services	0.47
Electric utilities	1.38
Electrical equipment	0.13
Electronic equipment, instruments & components	0.10
Energy equipment & services	1.31
Food & staples retailing	1.06
Food products	0.53
Health care equipment & supplies	0.86
Health care providers & services	0.92
Health care technology	0.04
Hotels, restaurants & leisure	1.36
Household durables	0.21
Household products	0.78
Industrial conglomerates	0.20
Insurance	1.83
Internet & catalog retail	0.84
Internet software & services	1.01
IT services	0.50
Leisure equipment & products	0.12
Life sciences tools & services	0.25
Machinery	1.67
Media	1.52
Metals & mining	1.30
Office electronics	0.20
Oil, gas & consumable fuels	4.51
Personal products	0.54
Pharmaceuticals	2.37
Professional services	0.25
Real estate management & development	0.25
Road & rail	0.89
Semiconductors & semiconductor equipment	0.68
Software	1.77
Specialty retail	0.49
Textiles, apparel & luxury goods	0.16
Tobacco	0.22
Trading companies & distributors	0.53
Wireless telecommunication services	0.85

Total common stocks	46.97%
Preferred stock	0.21%
Bonds
Corporate bonds
Commercial banks	0.14
Diversified financial services	0.18
Wireless telecommunication services	0.03

Total corporate bonds	0.35%
Mortgage & agency debt securities	0.01
US government obligations	7.52
Non-US government obligations	4.05

Total bonds	11.93%

Investment companies
iShares MSCI EAFE Index Fund	0.08
UBS Credit Bond Relationship Fund	4.12
UBS Emerging Markets Equity Relationship Fund	3.75
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	14.69
UBS Global Corporate Bond Relationship Fund	4.13
UBS High Yield Relationship Fund	3.96
UBS Small-Cap Equity Relationship Fund	1.60

Total investment companies	32.33%
Warrants	0.12
Short-term investment	6.31
Investment of cash collateral from securities loaned	0.84

Total investments	98.71%
Cash and other assets, less liabilities	1.29

Net assets	100.00%

[1]	Figures represent the industry breakdown of direct investments of UBS Global Securities Relationship Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Global Securities Relationship Fund — Portfolio of investments
March 31, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 46.97%
Argentina — 0.04%
MercadoLibre, Inc.	6,800	$555,084

Australia — 0.52%
National Australia Bank Ltd.	82,960	2,218,180
Orica Ltd.	102,176	2,786,933
Qantas Airways Ltd.*	768,253	1,732,321

Total Australia common stocks		6,737,434

Belgium — 0.19%
Anheuser-Busch InBev NV	43,761	2,492,817

Brazil — 0.45%
Banco Bradesco SA ADR	6,376	132,302
Cia de Bebidas das Americas ADR	17,800	503,918
Cosan Ltd., Class A	43,500	561,150
Diagnosticos da America SA	29,000	373,013
Embraer SA ADR	13,300	448,210
Itau Unibanco Holding SA ADR	5,360	128,908
Odontoprev SA	7,000	114,391
Petroleo Brasileiro SA ADR	58,800	2,377,284
Porto Seguro SA	13,000	219,765
Vale SA ADR	29,600	987,160

Total Brazil common stocks		5,846,101

Canada — 1.65%
Canadian Oil Sands Ltd.	70,400	2,372,324
Petrobank Energy & Resources Ltd.*	74,200	1,568,188
Petrominerales Ltd.[1]	67,728	2,566,608
Potash Corp. of Saskatchewan, Inc.	28,800	1,697,184
Research In Motion Ltd.*	40,100	2,267,853
Royal Bank of Canada	52,100	3,223,805
Suncor Energy, Inc.	97,500	4,372,457
Teck Resources Ltd., Class B	64,700	3,429,534

Total Canada common stocks		21,497,953

China — 1.97%
Agile Property Holdings Ltd.	306,000	482,296
AIA Group Ltd.*	851,086	2,620,477
Baidu, Inc. ADR*	27,900	3,844,899
BBMG Corp., H Shares	533,500	871,043
China Liansu Group Holdings Ltd.*1	1,036,300	891,278
China Oilfield Services Ltd., H Shares	368,000	832,649
Chongqing Machinery & Electric Co., Ltd., H Shares	1,554,000	529,417
CNOOC Ltd.	411,000	1,035,617
CSR Corp. Ltd., H Shares	661,000	676,419
Focus Media Holding Ltd. ADR*	71,900	2,205,173
Hidili Industry International Development Ltd.	409,000	361,228
Industrial & Commercial Bank of China, H Shares	706,000	586,325
International Mining Machinery Holdings Ltd.*	318,000	278,813
Jardine Matheson Holdings Ltd.	47,600	2,120,104
Melco Crown Entertainment Ltd. ADR*1	160,400	1,219,040
MIE Holdings Corp.*	353,245	168,481
New World Development Ltd.	1,247,000	2,202,696
PetroChina Co., Ltd., H Shares	336,000	508,845
Renesola Ltd. ADR*	11,500	121,325
Sina Corp.*	17,500	1,873,200
Tencent Holdings Ltd.	29,900	728,420
Xingda International Holdings Ltd.	957,000	894,433
Yanzhou Coal Mining Co., Ltd., H Shares	164,000	596,666

Total China common stocks		25,648,844

Denmark — 0.21%
FLSmidth & Co. A/S	31,988	2,725,048

Finland — 0.20%
Sampo Oyj, Class A	81,372	2,595,862

France — 0.50%
BNP Paribas	54,075	3,955,137
Carrefour SA	56,226	2,489,312

Total France common stocks		6,444,449

Germany — 1.58%
Allianz SE	19,541	2,742,488
Bayer AG	32,188	2,492,504
Beiersdorf AG	38,498	2,349,599
E.ON AG	94,960	2,900,141
Fresenius Medical Care AG & Co. KGaA	38,157	2,562,666
HeidelbergCement AG	38,920	2,718,434
MAN SE	15,575	1,942,414
Metro AG	42,373	2,895,360

Total Germany common stocks		20,603,606

India — 0.16%
ICICI Bank Ltd. ADR	6,700	333,861
Infosys Technology Ltd. ADR	9,400	673,980
Reliance Industries Ltd. GDR[2]	10,150	481,313
Tata Motors Ltd. ADR	21,400	594,706

Total India common stocks		2,083,860

Indonesia — 0.02%
Harum Energy Tbk PT*	219,500	225,613

Ireland — 0.50%
Covidien PLC	81,700	4,243,498
Ryanair Holdings PLC ADR	47,400	1,317,720
Seagate Technology PLC*	61,000	878,400

Total Ireland common stocks		6,439,618

Italy — 0.24%
Fiat Industrial SpA*	213,574	3,066,119

Japan — 2.70%
Asahi Glass Co., Ltd.	214,000	2,691,080
Canon, Inc.	58,300	2,537,221
ITOCHU Corp.	213,300	2,233,521
Kao Corp.	73,400	1,831,029
KDDI Corp.	420	2,600,385
Mitsubishi Corp.	146,700	4,072,257
Nissan Motor Co., Ltd.	345,400	3,064,501
ORIX Corp.[1]	30,850	2,889,174
Sankyo Co., Ltd.	30,700	1,574,122
Shin-Etsu Chemical Co., Ltd.	40,100	1,993,430
Sony Financial Holdings, Inc.	136,400	2,705,698
Sumitomo Mitsui Financial Group, Inc.	90,700	2,819,791
THK Co., Ltd.	105,800	2,660,899
Tokio Marine Holdings, Inc.	55,300	1,478,567

Total Japan common stocks		35,151,675

Kazakhstan — 0.03%
Eurasian Natural Resources Corp.	27,850	418,400

Luxembourg — 0.18%
ArcelorMittal	64,749	2,342,232

Malaysia — 0.18%
Axiata Group Bhd*	462,800	731,923
KNM Group Bhd	893,100	813,852
Malayan Banking Bhd	263,900	780,700

Total Malaysia common stocks		2,326,475

Mexico — 0.06%
America Movil SAB de CV ADR	8,000	464,800
Wal-Mart de Mexico SAB de CV	80,000	239,641

Total Mexico common stocks		704,441

Netherlands — 0.43%
ASML Holding NV*	65,601	2,891,359
Wolters Kluwer NV	116,559	2,725,592

Total Netherlands common stocks		5,616,951

Norway — 0.62%
Petroleum Geo-Services ASA*	146,670	2,351,123
Statoil ASA	70,837	1,963,620
Telenor ASA	231,103	3,802,789

Total Norway common stocks		8,117,532

Peru — 0.02%
Credicorp Ltd.	2,400	251,832

Philippines — 0.14%
Alliance Global Group, Inc.	2,456,000	674,551
Megaworld Corp.	10,219,000	496,823
Metropolitan Bank & Trust*	390,830	578,140

Total Philippines common stocks		1,749,514

Russia — 0.37%
Gazprom OAO ADR	38,471	1,245,306
Globaltrans Investment PLC GDR[3]	27,891	512,916
Lukoil OAO ADR	6,674	476,457
Mechel OAO ADR ADR	41,900	1,290,101
United Co. RUSAL PLC*	302,000	521,804
Uralkali GDR[3]	18,359	761,348

Total Russia common stocks		4,807,932

Singapore — 0.15%
DBS Group Holdings Ltd.	172,482	2,003,282

South Africa — 0.21%
African Bank Investments Ltd.	97,670	546,606
Barloworld Ltd.	52,828	583,334
Imperial Holdings Ltd.	14,072	237,549
Sasol Ltd.	12,035	696,464
Shoprite Holdings Ltd.	45,702	701,034

Total South Africa common stocks		2,764,987

South Korea — 0.51%
Cheil Industries, Inc.	5,345	567,658
Doosan Infracore Co., Ltd.*	9,510	264,853
Duksan Hi-Metal Co., Ltd.*	5,748	132,572
Hyundai Engineering & Construction Co., Ltd.	3,268	235,950
Hyundai Heavy Industries Co., Ltd.	1,673	790,021
Hyundai Mobis	773	230,783
Hyundai Motor Co.	9,216	1,705,500
KB Financial Group, Inc.	8,926	467,884
KIWOOM Securities Co., Ltd.*	11,305	612,167
LG Chem Ltd.	3,327	1,395,159
SFA Engineering Corp.	3,825	238,507

Total South Korea common stocks		6,641,054

Spain — 0.19%
Acciona SA1	23,218	2,523,121

Switzerland — 0.95%
Credit Suisse Group AG	63,090	2,680,896
Novartis AG	73,972	4,012,286
Roche Holding AG	17,514	2,501,728
SGS SA	1,804	3,211,257

Total Switzerland common stocks		12,406,167

Taiwan — 0.26%
Chinatrust Financial Holding Co., Ltd.	282,000	239,743
Formosa Chemicals & Fibre Corp.	179,000	678,710
Largan Precision Co., Ltd.	18,000	487,239
Powertech Technology, Inc.	34,000	106,487
Taishin Financial Holding Co., Ltd.*	410,000	232,143
Uni-President Enterprises Corp.	481,600	660,006
Wintek Corp.*	323,000	572,265
Yuanta Financial Holding Co., Ltd.	635,000	456,710

Total Taiwan common stocks		3,433,303

Thailand — 0.15%
Bangkok Bank PCL	132,400	756,570
CP ALL PCL	180,900	239,246
Thanachart Capital PCL	356,300	382,865
Tisco Financial Group PCL	420,400	542,093

Total Thailand common stocks		1,920,774

Turkey — 0.02%
Turkiye Garanti Bankasi AS	66,681	311,801

United Kingdom — 3.28%
Barclays PLC	572,660	2,549,744
BP PLC	696,137	5,070,013
Carnival PLC	65,113	2,561,219
Cobham PLC	329,056	1,215,161
Ensco International PLC ADR	35,700	2,064,888
GlaxoSmithKline PLC	145,542	2,777,226
Imperial Tobacco Group PLC	92,164	2,849,060
Lloyds Banking Group PLC*	3,197,387	2,979,580
Man Group PLC	574,743	2,267,205
Prudential PLC	237,362	2,690,183
Rio Tinto PLC	66,610	4,679,214
Sage Group PLC	552,937	2,466,807
Scottish & Southern Energy PLC	93,904	1,899,580
Tullow Oil PLC	95,035	2,207,551
Vodafone Group PLC	1,528,087	4,326,645

Total United Kingdom common stocks		42,604,076

United States — 28.29%
Acorda Therapeutics, Inc.*	34,800	807,360
Adobe Systems, Inc.*	159,500	5,289,020
Aflac, Inc.	70,200	3,705,156
Agilent Technologies, Inc.*	58,300	2,610,674
Alexion Pharmaceuticals, Inc.*	12,000	1,184,160
Allergan, Inc.	83,200	5,908,864
Amazon.com, Inc.*	41,300	7,439,369
American Electric Power Co., Inc.	95,650	3,361,141
Amgen, Inc.*	27,500	1,469,875
Amylin Pharmaceuticals, Inc.*1	29,500	335,415
Anadarko Petroleum Corp.	24,500	2,007,040
Apollo Group, Inc., Class A*	40,600	1,693,426
Apple, Inc.*	41,700	14,530,365
AT&T, Inc.	78,200	2,392,920
Autodesk, Inc.*	51,100	2,254,021
Avon Products, Inc.	107,300	2,901,392
Baker Hughes, Inc.	32,800	2,408,504
Bank of New York Mellon Corp.	106,500	3,181,155
Baxter International, Inc.	47,500	2,554,075
Bio-Rad Laboratories, Inc., Class A*	5,759	691,886
Boeing Co.	54,100	3,999,613
Boston Scientific Corp.*	99,200	713,248
Broadcom Corp., Class A	38,200	1,504,316
C.H. Robinson Worldwide, Inc.	33,500	2,483,355
Carnival Corp.	106,000	4,066,160
Celanese Corp., Series A	70,300	3,119,211
Cimarex Energy Co.	11,400	1,313,736
Cisco Systems, Inc.	172,000	2,949,800
Citigroup, Inc.*	1,275,200	5,636,384
CME Group, Inc.	10,200	3,075,810
Colgate-Palmolive Co.	39,100	3,157,716
Comcast Corp., Class A	220,400	5,448,288
Concho Resources, Inc.*	22,600	2,424,980
CONSOL Energy, Inc.	35,500	1,903,865
Crown Castle International Corp.*	67,600	2,876,380
CVS Caremark Corp.	68,300	2,344,056
Danaher Corp.	44,000	2,283,600
Discovery Communications, Inc., Class A*	49,200	1,963,080
Edison International	19,700	720,823
EMC Corp. *	177,800	4,720,590
Emdeon, Inc., Class A*	35,500	571,905
EOG Resources, Inc.	31,100	3,685,661
Express Scripts, Inc.*	34,400	1,912,984
Exxon Mobil Corp.	138,800	11,677,244
FedEx Corp.	38,200	3,573,610
FirstEnergy Corp.	94,100	3,490,169

FMC Technologies, Inc.*	18,400	1,738,432
Fortune Brands, Inc.	44,200	2,735,538
Freeport-McMoRan Copper & Gold, Inc.	35,800	1,988,690
GameStop Corp., Class A*1	104,600	2,355,592
General Dynamics Corp.	44,700	3,422,232
General Motors Co.*	105,400	3,270,562
Goldman Sachs Group, Inc.	31,900	5,055,193
Google, Inc., Class A*	10,400	6,096,584
HCA Holdings, Inc.*	39,407	1,334,715
Hertz Global Holdings, Inc.*	228,600	3,573,018
Hess Corp.	34,300	2,922,703
Hewlett-Packard Co.	103,900	4,256,783
Illinois Tool Works, Inc.	90,800	4,877,776
International Game Technology	186,900	3,033,387
Intersil Corp., Class A	146,900	1,828,905
Johnson & Johnson	103,700	6,144,225
Johnson Controls, Inc.	72,000	2,993,040
JPMorgan Chase & Co.	160,900	7,417,490
Juniper Networks, Inc.*	36,200	1,523,296
Kellogg Co.	67,100	3,622,058
Kraft Foods, Inc., Class A	66,300	2,079,168
Kroger Co.	180,800	4,333,776
Las Vegas Sands Corp.*	64,100	2,706,302
Lowe’s Cos., Inc.	150,800	3,985,644
MasterCard, Inc., Class A	5,500	1,384,460
McDonald’s Corp.	54,800	4,169,732
Medtronic, Inc.	88,200	3,470,670
Merck & Co., Inc.	151,900	5,014,219
MetLife, Inc.	109,600	4,902,408
Microsoft Corp.	166,600	4,224,976
Morgan Stanley	165,800	4,529,656
National Semiconductor Corp.	157,900	2,264,286
NextEra Energy, Inc.	54,400	2,998,528
NIKE, Inc., Class B	28,200	2,134,740
Noble Corp.	122,300	5,579,326
Norfolk Southern Corp.	59,000	4,086,930
Oracle Corp.	106,300	3,547,231
PACCAR, Inc.	26,600	1,392,510
Pall Corp.	20,300	1,169,483
Parker Hannifin Corp.	17,100	1,619,028
PepsiCo, Inc.	70,600	4,547,346
Pharmasset, Inc.*	7,100	558,841
Praxair, Inc.	12,100	1,229,360
Precision Castparts Corp.	17,400	2,560,932
Priceline.com, Inc.*	6,900	3,494,436
Procter & Gamble Co.	113,400	6,985,440
QUALCOMM, Inc.	129,700	7,111,451
Red Hat, Inc.*	27,500	1,248,225
Riverbed Technology, Inc.*	53,900	2,029,335
Roper Industries, Inc.	19,500	1,685,970
Ryder System, Inc.	40,800	2,064,480
Salesforce.com, Inc.*	7,800	1,041,924
Schlumberger Ltd.	13,600	1,268,336
Sherwin-Williams Co.	27,400	2,301,326
Southwest Airlines Co.	190,900	2,411,067
Symantec Corp.*	161,800	2,999,772
Teradata Corp.*	55,000	2,788,500
Time Warner, Inc.	85,200	3,041,640
Ultra Petroleum Corp.*	96,400	4,747,700
Union Pacific Corp.	14,000	1,376,620
United Technologies Corp.	31,400	2,658,010
UnitedHealth Group, Inc.	124,200	5,613,840
US BanCorp	167,600	4,429,668
Viacom, Inc., Class B	95,000	4,419,400
Visa, Inc., Class A	22,800	1,678,536
Watson Pharmaceuticals, Inc.*	37,700	2,111,577
Wells Fargo & Co.	235,100	7,452,670

Total United States common stocks		367,982,096

Total common stocks
(cost $513,780,608)		611,040,053

	Shares

Preferred stock — 0.21%
Germany — 0.21%
Volkswagen AG, Preference Shares (cost $1,551,104)	16,637	2,698,497

	Face
	amount

Bonds — 11.93%
Corporate bonds — 0.35%
Austria — 0.09%
Oesterreichische Kontrollbank AG,
3.500%, due 04/28/14	EUR	845,000	1,221,481

France — 0.02%
Societe Generale,
3.750%, due 08/21/14		150,000	214,522

Netherlands — 0.02%
Rabobank Nederland NV,
4.125%, due 01/14/20		150,000	207,897

Switzerland — 0.01%
Credit Suisse/London,
4.750%, due 08/05/19		135,000	194,083

United Kingdom — 0.16%
Barclays Bank PLC,
4.875%, due 08/13/19		125,000	175,698
Lloyds TSB Bank PLC,
6.750%, due 10/24/18	GBP	150,000	254,689
Network Rail Infrastructure Finance PLC,
4.875%, due 03/07/12		450,000	744,682
Royal Bank of Scotland PLC,
6.625%, due 09/17/18		170,000	286,436
Vodafone Group PLC,
3.625%, due 11/29/12	EUR	250,000	360,954
Wellcome Trust Finance,
4.750%, due 05/28/21	GBP	200,000	330,709

Total United Kingdom corporate bonds			2,153,168

United States — 0.05%
Citigroup, Inc.,
5.500%, due 11/18/15		110,000	185,876
Goldman Sachs Group, Inc.,
5.125%, due 10/23/19	EUR	150,000	209,081
Morgan Stanley,
5.500%, due 10/02/17		150,000	214,951

Total United States corporate bonds			609,908

Total corporate bonds
(cost $4,437,279)			4,601,059

Mortgage & agency debt securities — 0.01%

United States — 0.01%
Federal Home Loan Mortgage
Corp. Gold Pools,
#G00194,
7.500%, due 02/01/24[4]		$85,758	98,693
Federal National Mortgage
Association Pools,
#253824,
7.000%, due 03/01/31[4]		72,904	83,946

Total mortgage & agency debt securities
(cost $163,536)			182,639

US government obligations — 7.52%
US Treasury Bonds,
4.250%, due 11/15/40		8,010,000	7,660,812
5.375%, due 02/15/31		1,300,000	1,486,672
6.125%, due 11/15/27		700,000	864,719
6.250%, due 08/15/23		1,000,000	1,241,875
8.000%, due 11/15/21		6,860,000	9,580,415
US Treasury Notes,
0.625%, due 01/31/13[1]		26,865,000	26,816,724
0.625%, due 02/28/13		12,865,000	12,833,339
2.000%, due 01/31/16		4,310,000	4,278,683
2.125%, due 02/29/16		8,955,000	8,927,016
2.500%, due 04/30/15[1]		9,135,000	9,384,075
3.125%, due 04/30/17		9,000,000	9,250,308
3.625%, due 02/15/21		5,450,000	5,527,494

Total US government obligations
(cost $98,498,606)			97,852,132

Non-US government obligations — 4.05%
Australia — 0.03%
Government of Australia,
4.500%, due 10/21/14	AUD	345,000	349,899

Austria — 0.06%
Republic of Austria,
4.300%, due 09/15/17[2]	EUR	490,000	730,073

Belgium — 0.20%
Kingdom of Belgium,
3.500%, due 03/28/15		1,845,000	2,639,339

Canada — 0.13%
Government of Canada,
5.250%, due 06/01/12	CAD	1,520,000	1,635,971
5.750%, due 06/01/29		100	131
6.000%, due 06/01/11		200	208
8.000%, due 06/01/23		200	297

			1,636,607

Denmark — 0.07%
Government of Denmark,
4.000%, due 11/15/17	DKK	4,680,000	936,451

Finland — 0.07%
Government of Finland,
3.875%, due 09/15/17	EUR	613,000	902,364

France — 0.23%
Government of France,
2.500%, due 01/12/14		870,000	1,241,656
3.750%, due 04/25/21		260,000	368,715
4.000%, due 04/25/55		645,000	876,260
5.000%, due 10/25/11		320,000	463,105

			2,949,736

Germany — 1.83%
Bundesobligation,
3.500%, due 04/12/13		2,250,000	3,296,510
4.000%, due 04/13/12		2,950,000	4,291,320
Bundesrepublik Deutschland,
3.500%, due 07/04/19		2,670,000	3,859,829
3.750%, due 01/04/19		590,000	869,402
4.000%, due 01/04/37		1,055,000	1,524,122
6.250%, due 01/04/24		1,065,000	1,913,076
Bundesschatzanweisungen,
0.500%, due 06/15/12		2,125,000	2,977,520
1.000%, due 03/16/12		1,235,000	1,745,691
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13		1,150,000	1,694,233
5.500%, due 06/05/14	AUD	520,000	537,299
Landwirtschaftliche Rentenbank,
3.250%, due 03/12/14	EUR	800,000	1,154,363

			23,863,365

Ireland — 0.03%
Republic of Ireland,
3.900%, due 03/05/12		270,000	373,078

Italy — 0.27%
Buoni Poliennali Del Tesoro,
4.000%, due 02/01/37		520,000	588,575
5.000%, due 09/01/40		2,205,000	2,857,339

			3,445,914

Mexico — 0.07%
Mexican Bonos, Series M,
8.000%, due 06/11/20	MXN	11,000,000	956,513

Netherlands — 0.08%
Government of Netherlands,
4.500%, due 07/15/17	EUR	700,000	1,067,286

Spain — 0.24%
Government of Spain,
4.000%, due 04/30/20		1,015,000	1,329,855
4.200%, due 01/31/37		165,000	178,844
6.150%, due 01/31/13		1,105,001	1,651,229

			3,159,928

Sweden — 0.05%
Government of Sweden,
6.750%, due 05/05/14	SEK	3,390,000	599,006

United Kingdom — 0.69%
UK Gilts,
2.000%, due 01/22/16	GBP	2,485,000	3,872,465
2.750%, due 01/22/15		835,000	1,363,364
4.250%, due 12/07/49		1,065,000	1,694,498
4.500%, due 03/07/13		110,000	187,028
4.750%, due 12/07/38		1,105,000	1,889,316

			9,006,671

Total Non-US government obligations
(cost $51,920,111)			52,616,230

Total bonds
(cost $155,019,532)			155,252,060

	Shares

Investment companies — 32.33%
iShares MSCI EAFE Index Fund		17,000	1,021,530
UBS Credit Bond Relationship Fund*5		3,743,928	53,636,633
UBS Emerging Markets Equity Relationship Fund*5		1,200,809	48,757,656
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*5		13,081,718	191,057,179
UBS Global Corporate Bond Relationship Fund*5		4,888,398	53,737,181
UBS High Yield Relationship Fund*5		1,869,902	51,553,008
UBS Small-Cap Equity Relationship Fund*5		353,050	20,863,362

Total investment companies
(cost $313,429,204)			420,626,549

	Number of
	warrants

Warrants — 0.12%
India — 0.01%
India Infoline Ltd., strike @
USD 0.000001, expires 09/21/20*		62,520	103,955

Russia — 0.11%
Aeroflot - Russian Airlines
OJSC, strike @ USD 0.00001,
expires 04/08/13*		90,232	230,993
Sberbank of Russia, strike @
USD 0.00001, expires 11/05/12*		310,358	1,166,322

Total Russia warrants			1,397,315

Total warrants (cost $1,337,494)			1,501,270

	Shares

Short-term investment — 6.31%
Investment company — 6.31%
UBS Cash Management Prime
Relationship Fund[5]
(cost $82,108,405)		82,108,405	82,108,405

Investment of cash collateral from securities loaned — 0.84%
UBS Private Money Market Fund LLC[5]
(cost $10,967,499)		10,967,499	10,967,499

Total investments — 98.71%
(cost $1,078,193,846)			1,284,194,333
Cash and other assets, less liabilities — 1.29%			16,828,584

Net assets — 100.00%			$1,301,022,917

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$216,287,749
Gross unrealized depreciation	(10,287,262)

Net unrealized appreciation of investments	$206,000,487

*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at March 31, 2011.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $1,211,386 or 0.09% of net assets.
[3]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2011, the value of these securities amounted to $1,274,264 or 0.10% of net assets.
[4]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[5]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

					Change in
					net unrealized
					appreciation/		Income
		Purchases	Sales	Net realized	(depreciation)		earned from
		during the	during the	gain during the	during the		affiliate for the
		three months	three months	three months	three months		three months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/10	03/31/11	03/31/11	03/31/11	03/31/11	03/31/11	03/31/11

UBS Cash Management Prime Relationship Fund	$105,751,334	$189,163,043	$212,805,972	$—	$—	$82,108,405	$48,997
UBS Private Money Market Fund LLC[a]	18,200,621	41,681,680	48,914,802	—	—	10,967,499	20,178
UBS Credit Bond Relationship Fund	65,030,620	—	12,000,000	2,606,547	(2,000,534)	53,636,633	—
UBS Emerging Markets Equity Relationship Fund	69,885,347	3,000,000	24,000,000	13,234,138	(13,361,829)	48,757,656	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	231,449,718	—	44,000,000	13,991,641	(10,384,180)	191,057,179	—
UBS Global Corporate Bond Relationship Fund	65,030,689	—	12,000,000	852,337	(145,845)	53,737,181	—
UBS High Yield Relationship Fund	62,192,330	—	13,000,000	4,816,507	(2,455,829)	51,553,008	—
UBS Small-Cap Equity Relationship Fund	32,689,964	—	13,500,000	3,828,228	(2,154,830)	20,863,362	—

	$650,230,623	$233,844,723	$380,220,774	$39,329,398	$(30,503,047)	$512,680,923	$69,175

[a]	The advisor does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements report for further information.

ADR	American depositary receipt
GDR	Global depositary receipt
OJSC	Open joint stock company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
MXN	Mexican Peso
SEK	Swedish Krona
USD	United States Dollar

Forward foreign currency contracts
UBS Global Securities Relationship Fund had the following open forward foreign currency contracts as of March 31, 2011:

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

Barclays Bank PLC	HKD	75,270,000	USD	9,668,345	06/20/11	$(14,905)
Goldman Sachs International	GBP	3,745,000	USD	6,075,776	06/20/11	74,401
Goldman Sachs International	USD	32,972,005	SEK	212,770,000	06/20/11	600,057
Goldman Sachs International	USD	24,807,441	SGD	31,660,000	06/20/11	312,699
JPMorgan Chase Bank	NOK	26,300,000	USD	4,635,280	06/20/11	(100,029)
JPMorgan Chase Bank	USD	14,435,884	KRW	16,301,000,000	06/20/11	349,465
JPMorgan Chase Bank	USD	15,927,413	MXN	195,990,000	06/20/11	432,696
JPMorgan Chase Bank	USD	16,994,923	PLN	49,535,000	06/20/11	333,111
JPMorgan Chase Bank	USD	12,540,633	TWD	366,500,000	06/20/11	(56,124)
Morgan Stanley & Co. Inc.	CAD	9,850,000	USD	9,933,441	06/20/11	(209,140)
Morgan Stanley & Co. Inc.	EUR	9,430,000	CAD	12,682,789	06/20/11	(284,250)
Morgan Stanley & Co. Inc.	EUR	15,675,000	USD	21,489,249	06/20/11	(691,398)
Morgan Stanley & Co. Inc.	USD	88,419,501	JPY	7,317,200,000	06/20/11	(406,909)

Net unrealized appreciation on forward foreign currency contracts						$339,674

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Futures contracts
UBS Global Securities Relationship Fund had the following open futures contracts as of March 31, 2011:

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures sell contracts:
10 Year US Treasury Notes, 140 contracts (USD)	June 2011	$(16,596,345)	$(16,664,375)	$(68,030)
Index futures buy contracts:
DAX Index, 157 contracts (EUR)	June 2011	38,005,005	39,374,226	1,369,221
EURO STOXX 50 Index, 1,591 contracts (EUR)	June 2011	60,383,151	64,125,522	3,742,371
FTSE 100 Index, 205 contracts (GBP)	June 2011	18,813,521	19,351,825	538,304
S&P 500 Index, 408 contracts (USD)	June 2011	26,545,398	26,948,400	403,002
TOPIX Index, 113 contracts (JPY)	June 2011	12,720,886	11,764,607	(956,279)
Index futures sell contracts:
OMX Stockholm 30 Index, 2,220 contracts (SEK)	April 2011	(36,621,529)	(39,436,223)	(2,814,694)
Russell 2000 Mini Index, 633 contracts (USD)	June 2011	(50,595,021)	(53,279,610)	(2,684,589)
S&P Toronto Stock Exchange 60 Index, 40 contracts (CAD)	June 2011	(6,452,969)	(6,661,578)	(208,609)
Interest rate futures buy contracts:
Euro-Bund, 50 contracts (EUR)	June 2011	8,602,624	8,593,901	(8,723)
Long Gilt, 11 contracts (GBP)	June 2011	2,044,533	2,067,605	23,072

Net unrealized depreciation on futures contracts				$(664,954)

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$611,040,053	$—	$—	$611,040,053
Preferred stock	2,698,497	—	—	2,698,497
Corporate bonds	—	4,601,059	—	4,601,059
Mortgage & agency debt securities	—	182,639	—	182,639
US government obligations	—	97,852,132	—	97,852,132
Non-US government obligations	—	52,616,230	—	52,616,230
Investment companies	1,021,530	419,605,019	—	420,626,549
Warrants	—	1,501,270	—	1,501,270
Short-term investment	—	82,108,405	—	82,108,405
Investment of cash collateral from securities loaned	—	10,967,499	—	10,967,499
Other financial instruments[1]	(664,954)	339,674	—	(325,280)

Total	$614,095,126	$669,773,927	$—	$1,283,869,053

[1]	Other financial instruments include open futures contracts and forward foreign currency contracts.

UBS Emerging Markets Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2011

Common stocks
Automobiles	4.12%
Beverages	1.91
Chemicals	4.06
Commercial banks	22.91
Diversified telecommunication services	4.84
Electric utilities	2.32
Electrical equipment	0.96
Electronic equipment, instruments & components	4.61
Food & staples retailing	0.91
Food products	1.73
Household products	0.88
Insurance	2.13
IT services	2.64
Machinery	1.03
Media	1.86
Metals & mining	9.96
Multiline retail	1.99
Oil, gas & consumable fuels	13.67
Pharmaceuticals	1.96
Real estate management & development	1.28
Semiconductors & semiconductor equipment	5.97
Specialty retail	0.98
Tobacco	0.27
Wireless telecommunication services	2.82

Total common stocks	95.81%

Warrants	0.65
Short-term investment	1.23

Total investments	97.69%
Cash and other assets, less liabilities	2.31

Net assets	100.00%

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments
March 31, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 95.81%
Brazil — 16.12%
Banco Bradesco SA ADR	339,800	$7,050,850
Cia de Bebidas das Americas ADR	123,000	3,482,130
Gerdau SA ADR	395,400	4,942,500
Itau Unibanco Holding SA ADR	295,305	7,102,085
Lojas Renner SA	220,000	7,126,941
OGX Petroleo e Gas Participacoes SA*	698,000	8,400,882
Usinas Siderurgicas de Minas Gerais SA, Preference shares	259,363	3,137,487
Vale SA ADR	41,700	1,230,984
Vale SA, Preference shares	528,265	15,333,647

Total Brazil common stocks		57,807,506

China — 15.34%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., H Shares*	1,437,200	3,684,204
China Construction Bank Corp., H Shares	15,879,300	14,881,964
China Mengniu Dairy Co., Ltd.	2,341,000	6,199,690
China Resources Land Ltd.	1,212,000	2,268,639
China Shenhua Energy Co., Ltd., H Shares	1,639,500	7,724,791
China Unicom Hong Kong Ltd.	4,066,000	6,753,536
Dongfeng Motor Group Co., Ltd., H Shares	2,276,000	3,874,018
Ping An Insurance Group Co. of China Ltd., H Shares	753,500	7,638,117
Shimao Property Holdings Ltd.	1,401,500	1,985,528

Total China common stocks		55,010,487

Czech Republic — 2.32%
CEZ AS	163,100	8,335,382

India — 12.21%
Axis Bank Ltd.	122,404	3,853,276
Crompton Greaves Ltd.	564,153	3,450,448
Hero Honda Motors Ltd.	99,764	3,555,778
Housing Development & Infrastructure Ltd.*	88,268	349,945
ICICI Bank Ltd. ADR	143,200	7,135,656
Infosys Technology Ltd. ADR	132,100	9,471,570
ITC Ltd.	238,239	972,829
Jindal Steel & Power Ltd.	510,277	7,978,835
Sun Pharmaceutical Industries Ltd.	708,670	7,031,875

Total India common stocks		43,800,212

Indonesia — 7.28%
Adaro Energy Tbk PT	14,845,000	3,750,675
Astra International Tbk PT	1,122,576	7,348,473
Bank Mandiri Tbk PT	5,000,988	3,905,452
Bank Rakyat Indonesia PT	5,972,000	3,943,612
Telekomunikasi Indonesia Tbk PT	8,509,000	7,182,446

Total Indonesia common stocks		26,130,658

Malaysia — 0.96%
Bumiputra-Commerce Holdings Bhd	1,272,300	3,444,609

Mexico — 3.81%
America Movil SAB de CV	1,136,000	3,296,892
Grupo Financiero Banorte SAB de CV, Class O	1,482,900	6,979,116
Grupo Modelo SAB de CV	567,000	3,390,717

Total Mexico common stocks		13,666,725

Russia — 14.54%
Gazprom OAO ADR	525,040	16,995,545
Lukoil OAO ADR	118,761	8,478,348
Mobile Telesystems OJSC ADR	321,350	6,822,260
Novolipetsk Steel OJSC GDR[1]	70,056	3,082,464
Sberbank of Russian Federation*	3,595,699	13,512,637
X5 Retail Group NV GDR*1	77,746	3,276,994

Total Russia common stocks		52,168,248

South Africa — 2.84%
Naspers Ltd., Class N	123,985	6,671,181
Truworths International Ltd.	338,622	3,528,877

Total South Africa common stocks		10,200,058

South Korea — 4.05%
LG Household & Health Care Ltd.	8,409	3,154,477
Samsung Electronics Co., Ltd.	13,366	11,356,135

Total South Korea common stocks		14,510,612

Taiwan — 12.43%
Advanced Semiconductor Engineering, Inc.	2,811,000	3,049,356
Chunghwa Telecom Co., Ltd.	1,110,304	3,458,550
Formosa Chemicals & Fibre Corp.	1,947,000	7,382,399
Formosa Plastics Corp.	2,036,000	7,165,967
HON HAI Precision Industry Co., Ltd.	2,790,826	9,775,222
Synnex Technology International Corp.	1,436,000	3,349,926
Taiwan Semiconductor Manufacturing Co., Ltd.	2,912,000	6,991,216
WPG Holdings Ltd.	2,024,914	3,408,540

Total Taiwan common stocks		44,581,176

Thailand — 2.98%
Bank of Ayudhya PCL	4,218,700	3,459,208
Banpu PCL	146,950	3,702,295
Kasikornbank PCL	808,600	3,515,652

Total Thailand common stocks		10,677,155

Turkey — 0.93%
Turkiye Garanti Bankasi AS	713,905	3,338,230

Total common stocks (cost $277,215,563)		343,671,058

	Number of
	warrants

Warrants — 0.65%
India — 0.65%
ITC Ltd., strike @ USD 0.000001, expires 01/24/17*2 (cost $1,306,125)	574,022	2,343,971

	Shares

Short-term investment — 1.23%
Investment company — 1.23%
UBS Cash Management Prime Relationship Fund[3] (cost $4,405,457)	4,405,457	4,405,457

Total investments — 97.69% (cost $282,927,145)		350,420,486
Cash and other assets, less liabilities — 2.31%		8,281,735

Net assets — 100.00%		$358,702,221

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$71,673,069
Gross unrealized depreciation	(4,179,728)

Net unrealized appreciation of investments	$67,493,341

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2011, the value of these securities amounted to $6,359,458 or 1.77% of net assets.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of this security amounted to $2,343,971 or 0.65% of net assets.
[3]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/10	03/31/11	03/31/11	03/31/11	03/31/11

UBS Cash Management Prime Relationship Fund	$6,451,761	$72,670,595	$74,716,899	$4,405,457	$3,222

ADR		American depositary receipt
GDR		Global depositary receipt
OJSC		Open joint stock company

Preference shares	—	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Currency type abbreviation:
USD	United States Dollar

Forward foreign currency contracts
UBS Emerging Markets Equity Relationship Fund had the following open forward foreign currency contracts as of March 31, 2011:

	Contracts to				Maturity	Unrealized
Counterparty	deliver		In exchange for		date	depreciation

JPMorgan Chase Bank	INR	41,856,375	USD	936,437	04/05/11	$(1,976)

Net unrealized depreciation on forward foreign currency contracts

Currency type abbreviations:
INR	Indian Rupee
USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$343,671,058	$—	$—	$343,671,058
Warrants	—	2,343,971	—	2,343,971
Short-term investment	—	4,405,457	—	4,405,457
Other financial instruments[1]	—	(1,976)	—	(1,976)

Total	$343,671,058	$6,747,452	$—	$350,418,510

[1] Other financial instruments include forward foreign currency contracts.

Level 3 Rollforward Disclosure
The following is a rollforward of the Fund’s iinvestments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

Corporate
	bonds	Total

Assets
Beginning balance	$0	$0
Purchases	—	—
Issuances	—	—
Sales	(67,825)	(67,825)
Settlements	—	—
Accrued discounts (premiums)	—	—
Total realized gain (loss)	67,825	67,825
Net change in unrealized appreciation/depreciation	—	—
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—

Ending balance	$—	$—

UBS Global (ex-U.S.) All Cap Growth Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2011

Common stocks
Auto components	1.70%
Automobiles	3.50
Beverages	1.04
Building products	1.93
Capital markets	1.22
Chemicals	2.99
Commercial banks	11.13
Computers & peripherals	1.25
Construction & engineering	1.26
Construction materials	0.80
Diversified financial services	3.51
Diversified telecommunication services	1.51
Electrical equipment	0.94
Electronic equipment, instruments & components	0.82
Energy equipment & services	4.98
Food products	3.41
Health care equipment & supplies	0.82
Hotels, restaurants & leisure	0.78
Household products	1.18
Industrial conglomerates	1.03
Internet software & services	2.48
Machinery	8.23
Marine	0.80
Media	0.74
Metals & mining	11.13
Office electronics	1.32
Oil, gas & consumable fuels	10.16
Pharmaceuticals	3.51
Real estate management & development	1.08
Semiconductors & semiconductor equipment	4.88
Specialty retail	1.65
Textiles, apparel & luxury goods	2.42
Tobacco	1.08
Trading companies & distributors	1.49
Wireless telecommunication services	1.25

Total common stocks	98.02%
Short-term investment	2.41

Total investments	100.43%
Liabilities, in excess of cash and other assets	(0.43)

Net assets	100.00%

UBS Global (ex-U.S.) All Cap Growth Relationship Fund — Portfolio of investments
March 31, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 98.02%
Australia — 5.52%
Alumina Ltd.	2,076,607	$5,283,929
BHP Billiton Ltd.	70,559	3,398,075
Incitec Pivot Ltd.	1,875,452	8,399,653
Mount Gibson Iron Ltd.*	974,112	2,005,070
National Australia Bank Ltd.	142,317	3,805,264

Total Australia common stocks		22,891,991

Austria — 0.66%
Raiffeisen Bank International AG	49,593	2,752,290

Belgium — 1.04%
Anheuser-Busch InBev NV	76,039	4,331,512

Canada — 3.59%
Suncor Energy, Inc.	105,600	4,735,934
Teck Resources Ltd., Class B	108,300	5,740,626
Trican Well Service Ltd.	196,300	4,432,189

Total Canada common stocks		14,908,749

China — 5.67%
Baidu, Inc. ADR*	74,800	10,308,188
China Everbright Ltd.	424,000	950,635
China National Building Material Co., Ltd., H Shares	900,000	3,303,315
Dongfang Electric Corp. Ltd., H Shares	1,152,800	3,912,544
Focus Media Holding Ltd. ADR*	100,200	3,073,134
Fushan International Energy Group Ltd.	2,746,000	1,976,924

Total China common stocks		23,524,740

Denmark — 1.54%
Novo Nordisk A/S, Class B	50,734	6,374,054

Finland — 0.76%
YIT OYJ	106,889	3,169,026

France — 2.81%
BNP Paribas	72,770	5,322,521
Total SA	70,037	4,263,560
Valeo SA*	35,740	2,084,531

Total France common stocks		11,670,612

Germany — 4.44%
Aixtron SE NA	101,083	4,425,858
Bayerische Motoren Werke AG	36,115	3,006,953
Dialog Semiconductor PLC*	103,800	2,154,358
GEA Group AG	140,905	4,640,809
ThyssenKrupp AG	103,184	4,215,879

Total Germany common stocks		18,443,857

Hong Kong — 2.42%
Hong Kong Exchanges & Clearing Ltd.	221,100	4,803,710
Shangri-La Asia Ltd.	1,246,000	3,219,700
Sun Hung Kai Properties Ltd.	127,000	2,011,480

Total Hong Kong common stocks		10,034,890

Italy — 1.92%
Saipem SpA	150,200	7,984,508

Japan — 22.65%
Asahi Glass Co., Ltd.	438,000	5,507,911
Canon, Inc.	125,900	5,479,178
Denki Kagaku Kogyo KK	813,000	4,007,333
Disco Corp.	72,000	4,916,566
FANUC Corp.	56,100	8,491,212
Ibiden Co., Ltd.	107,100	3,382,444
Isuzu Motors Ltd.	1,078,000	4,263,789
Komatsu Ltd.	227,300	7,719,674

Makino Milling Machine Co., Ltd.*	406,000	3,445,973
Mitsubishi Corp.	222,800	6,184,722
Mitsubishi UFJ Financial Group, Inc.	863,300	3,985,420
Nippon Sheet Glass Co., Ltd.	862,000	2,487,136
Nippon Yusen KK	855,000	3,340,647
Nissan Motor Co., Ltd.	817,000	7,248,690
ORIX Corp.	48,630	4,554,312
OSAKA Titanium Technologies Co., Ltd.	76,700	5,292,835
Sumitomo Mitsui Financial Group, Inc.	111,700	3,472,664
THK Co., Ltd.	187,900	4,725,737
Tokyu Land Corp.	568,000	2,471,940
Toshiba Corp.	613,000	2,999,411

Total Japan common stocks		93,977,594

Netherlands — 3.06%
ASML Holding NV*	61,023	2,689,584
Fugro NV CVA	40,743	3,590,334
Gemalto NV	44,119	2,169,946
ING Groep NV CVA*	334,826	4,237,897

Total Netherlands common stocks		12,687,761

Norway — 1.13%
Subsea 7 SA	185,104	4,675,924

Russia — 3.26%
Mechel OAO ADR	141,200	4,347,548
NovaTek OAO GDR[1]	37,587	5,224,593
VTB Bank OJSC GDR[1]	564,043	3,948,301

Total Russia common stocks		13,520,442

Singapore — 2.75%
Biosensors International Group Ltd.*	3,636,000	3,403,792
Golden Agri-Resources Ltd.	6,791,000	3,717,406
Keppel Corp. Ltd.	439,000	4,283,776

Total Singapore common stocks		11,404,974

South Korea — 1.19%
Hyundai Mobis	16,587	4,952,133

Spain — 3.16%
Inditex SA	85,319	6,846,156
Telefonica SA	249,499	6,246,167

Total Spain common stocks		13,092,323

Sweden — 3.35%
Skandinaviska Enskilda Banken AB, Class A	480,355	4,284,603
Swedish Match AB	134,574	4,475,211
Volvo AB, Class B*	292,211	5,138,773

Total Sweden common stocks		13,898,587

Switzerland — 7.12%
Compagnie Financiere Richemont SA, Class A	90,860	5,247,820
GAM Holding AG*	267,301	5,078,283
Nestle SA	181,775	10,419,656
Novartis AG	73,946	4,010,876
Swatch Group AG	60,337	4,795,428

Total Switzerland common stocks		29,552,063

Taiwan — 1.46%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	498,200	6,068,076

Thailand — 0.50%
Italian-Thai Development PCL*	14,896,900	2,068,672

United Kingdom — 18.02%
Anglo American PLC	66,309	3,411,379
BG Group PLC	369,072	9,182,933
HSBC Holdings PLC	632,699	6,505,995
Lloyds Banking Group PLC*	4,112,569	3,832,420
Reckitt Benckiser Group PLC	95,633	4,912,331
Rio Tinto PLC	76,691	5,387,383
Royal Dutch Shell PLC, Class A	251,333	9,128,185
Shire PLC	144,595	4,200,783

Standard Chartered PLC	319,286	8,282,251
Tullow Oil PLC	415,171	9,643,931
Vodafone Group PLC	1,837,643	5,203,126
Xstrata PLC	218,728	5,112,372

Total United Kingdom common stocks		74,803,089

Total common stocks (cost $352,812,530)		406,787,867

Short-term investment — 2.41%
Investment company — 2.41%
UBS Cash Management Prime Relationship Fund[2] (cost $10,012,953)	10,012,953	10,012,953

Total investments — 100.43% (cost $362,825,483)		416,800,820
Liabilities, in excess of cash and other assets — (0.43)%		(1,798,047)

Net assets — 100.00%		$415,002,773

Notes to portfolio of investments
 Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$61,649,752
Gross unrealized depreciation	(7,674,415)

Net unrealized appreciation of investments	$53,975,337

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2011, the value of these securities amounted to $ 9,172,894 or 2.21% of net assets.
[2]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/10	03/31/11	03/31/11	03/31/11	03/31/11

UBS Cash Management Prime Relationship Fund	$7,908,621	$90,550,689	$88,446,357	$10,012,953	$4,641
UBS Private Money Market Fund LLC[a]	—	564,512	564,512	—	1

	$7,908,621	$91,115,201	$89,010,869	$10,012,953	$4,642

[a]	The advisor does earn a management fee from this affiliated fund, and any income is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

ADR	American depositary receipt
CVA	Dutch certification - depository certificate
GDR	Global depositary receipt
OJSC	Open joint stock company

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$406,787,867	$—	$—	$406,787,867
Short-term investment	—	10,012,953	—	10,012,953

Total	$406,787,867	$10,012,953	$—	$416,800,820

UBS International Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2011

Common stocks
Aerospace & defense	0.65%
Airlines	1.63
Automobiles	1.63
Beverages	1.34
Building products	1.44
Capital markets	2.65
Chemicals	2.54
Commercial banks	10.56
Communications equipment	1.23
Construction & engineering	1.46
Construction materials	1.46
Diversified financial services	1.54
Diversified telecommunication services	2.05
Electric utilities	3.92
Energy equipment & services	1.25
Food & staples retailing	2.89
Health care providers & services	1.37
Hotels, restaurants & leisure	1.38
Industrial conglomerates	1.12
Insurance	8.02
Leisure equipment & products	0.83
Machinery	4.13
Media	1.46
Metals & mining	5.59
Office electronics	1.37
Oil, gas & consumable fuels	10.19
Personal products	2.25
Pharmaceuticals	6.32
Professional services	1.73
Real estate management & development	1.18
Semiconductors & semiconductor equipment	1.54
Software	1.31
Tobacco	1.53
Trading companies & distributors	3.36
Wireless telecommunication services	3.71

Total common stocks	96.63%
Preferred stock	1.44
Short-term investment	0.89

Total investments	98.96%
Cash and other assets, less liabilities	1.04

Net assets	100.00%

UBS International Equity Relationship Fund — Portfolio of investments
March 31, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 96.63%
Australia — 3.59%
National Australia Bank Ltd.	22,379	$598,368
Orica Ltd.	27,590	752,540
Qantas Airways Ltd.*	207,845	468,666

Total Australia common stocks		1,819,574

Belgium — 1.34%
Anheuser-Busch InBev NV	11,928	679,471

Canada — 10.03%
Canadian Oil Sands Ltd.	19,300	650,367
Petrobank Energy & Resources Ltd.*	20,900	441,713
Petrominerales Ltd.	18,550	702,967
Research In Motion Ltd.*	11,000	622,104
Royal Bank of Canada	14,200	878,657
Suncor Energy, Inc.	19,300	865,564
Teck Resources Ltd., Class B	17,500	927,618

Total Canada common stocks		5,088,990

China — 3.74%
AIA Group Ltd.*	236,845	729,241
Jardine Matheson Holdings Ltd.	12,800	570,112
New World Development Ltd.	339,000	598,808

Total China common stocks		1,898,161

Denmark — 1.47%
FLSmidth & Co. A/S	8,728	743,536

Finland — 1.39%
Sampo Oyj, Class A	22,155	706,770

France — 3.45%
BNP Paribas	14,627	1,069,844
Carrefour SA	15,324	678,444

Total France common stocks		1,748,288

Germany — 11.07%
Allianz SE	5,403	758,286
Bayer AG	8,823	683,216
Beiersdorf AG	10,485	639,918
E.ON AG	25,858	789,720
Fresenius Medical Care AG & Co. KGaA	10,392	697,938
HeidelbergCement AG	10,579	738,908
MAN SE	4,196	523,298
Metro AG	11,512	786,619

Total Germany common stocks		5,617,903

Ireland — 0.70%
Ryanair Holdings PLC ADR	12,800	355,840

Italy — 1.65%
Fiat Industrial SpA*	58,284	836,739

Japan — 18.82%
Asahi Glass Co., Ltd.	58,000	729,358
Canon, Inc.	16,000	696,321
ITOCHU Corp.	57,600	603,145
Kao Corp.	20,100	501,413
KDDI Corp.	114	705,819
Mitsubishi Corp.	39,700	1,102,035
Nissan Motor Co., Ltd.	93,400	828,675
ORIX Corp.	8,340	781,060
Sankyo Co., Ltd.	8,200	420,450
Shin-Etsu Chemical Co., Ltd.	10,800	536,884
Sony Financial Holdings, Inc.	37,200	737,918
Sumitomo Mitsui Financial Group, Inc.	24,500	761,685
THK Co., Ltd.	29,300	736,903
Tokio Marine Holdings, Inc.	15,100	403,732

Total Japan common stocks		9,545,398

Luxembourg — 1.26%
ArcelorMittal	17,684	639,702

Netherlands — 3.00%
ASML Holding NV*	17,736	781,713
Wolters Kluwer NV	31,743	742,272

Total Netherlands common stocks		1,523,985

Norway — 4.35%
Petroleum Geo-Services ASA*	39,580	634,468
Statoil ASA	19,280	534,447
Telenor ASA	63,097	1,038,258

Total Norway common stocks		2,207,173

Singapore — 1.06%
DBS Group Holdings Ltd.	46,532	540,443

Spain — 1.35%
Acciona SA	6,315	686,257

Switzerland — 6.66%
Credit Suisse Group AG	17,176	729,863
Novartis AG	20,002	1,084,921
Roche Holding AG	4,815	687,782
SGS SA	492	875,797

Total Switzerland common stocks		3,378,363

United Kingdom — 21.70%
Barclays PLC	157,916	703,114
BP PLC	189,435	1,379,668
Carnival PLC	17,731	697,449
Cobham PLC	89,872	331,885
GlaxoSmithKline PLC	39,297	749,864
Imperial Tobacco Group PLC	25,131	776,873
Lloyds Banking Group PLC*	864,163	805,296
Man Group PLC	155,390	612,971
Prudential PLC	64,641	732,620
Rio Tinto PLC	18,020	1,265,867
Sage Group PLC	149,289	666,020
Scottish & Southern Energy PLC	25,401	513,836
Tullow Oil PLC	25,643	595,657
Vodafone Group PLC	415,465	1,176,353

Total United Kingdom common stocks		11,007,473

Total common stocks
(cost $40,501,888)		49,024,066

Preferred stock — 1.44%
Germany — 1.44%
Volkswagen AG, Preference Shares
(cost $420,375)	4,498	729,569

Short-term investment — 0.89%
Investment company – 0.89%
UBS Cash Management Prime Relationship Fund[1]
(cost $450,156)	450,156	450,156

Total investments — 98.96%
(cost $41,372,419)	$50,203,791

Cash and other assets, less liabilities — 1.04%	525,780

Net assets — 100.00%	$50,729,571

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$10,079,252
Gross unrealized depreciation	(1,247,880)

Net unrealized appreciation of investments	$8,831,372

*	Non-income producing security.
[1]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/10	03/31/11	03/31/11	03/31/11	03/31/11

UBS Cash Management Prime Relationship Fund	$706,577	$3,262,449	$3,518,870	$450,156	$206

ADR	American depositary receipt
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Forward foreign currency contracts
UBS International Equity Relationship Fund had the following open forward foreign currency contracts as of March 31, 2011:

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

JPMorgan Chase Bank	CAD	1,470,000	USD	1,483,085	06/20/11	$(30,579)
JPMorgan Chase Bank	DKK	1,530,000	USD	281,503	06/20/11	(8,881)
JPMorgan Chase Bank	EUR	385,000	CAD	517,807	06/20/11	(11,601)
JPMorgan Chase Bank	EUR	810,000	USD	1,122,393	06/20/11	(23,784)
JPMorgan Chase Bank	EUR	210,000	USD	297,460	06/20/11	303
JPMorgan Chase Bank	GBP	1,185,000	USD	1,921,302	06/20/11	22,336
JPMorgan Chase Bank	HKD	5,370,000	USD	689,550	06/20/11	(1,284)
JPMorgan Chase Bank	NOK	9,960,000	USD	1,762,454	06/20/11	(30,842)
JPMorgan Chase Bank	SEK	1,740,000	USD	273,337	06/20/11	(1,210)
JPMorgan Chase Bank	USD	714,033	CAD	695,000	06/20/11	1,611
JPMorgan Chase Bank	USD	272,729	GBP	170,000	06/20/11	(304)
JPMorgan Chase Bank	USD	356,102	ILS	1,295,000	06/20/11	14,866
JPMorgan Chase Bank	USD	889,325	JPY	73,600,000	06/20/11	(4,051)
JPMorgan Chase Bank	USD	2,753,614	SEK	17,720,000	06/20/11	42,349
JPMorgan Chase Bank	USD	2,299,403	SGD	2,930,000	06/20/11	25,360

Net unrealized depreciation on forward foreign currency contracts						$(5,711)

Currency type abbreviations:
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$49,024,066	$—	$—	$49,024,066
Preferred stock	729,569	—	—	729,569
Short-term investment	—	450,156	—	450,156
Other financial instruments[1]	—	(5,711)	—	(5,711)

Total	$49,753,635	$444,445	$—	$50,198,080

[1]	Other financial instruments include forward foreign currency contracts.

UBS Small-Cap Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2011

Common stocks
Aerospace & defense	1.50%
Air freight & logistics	1.42
Auto components	2.15
Building products	1.99
Capital markets	5.28
Chemicals	1.45
Commercial banks	3.64
Commercial services & supplies	2.40
Communications equipment	1.32
Computers & peripherals	0.94
Construction & engineering	1.28
Diversified consumer services	3.30
Diversified telecommunication services	0.81
Electrical equipment	2.16
Electronic equipment, instruments & components	1.80
Energy equipment & services	6.73
Health care equipment & supplies	8.68
Health care providers & services	4.50
Hotels, restaurants & leisure	2.99
Household products	1.62
Insurance	1.01
Internet software & services	4.14
Life sciences tools & services	2.24
Machinery	3.57
Media	3.50
Personal products	1.24
Professional services	1.11
Real estate investment trust (REIT)	6.52
Semiconductors & semiconductor equipment	0.53
Software	7.70
Specialty retail	2.43
Textiles, apparel & luxury goods	2.24
Trading companies & distributors	2.25

Total common stocks	94.44%
Short-term investment	5.21
Investment of cash collateral from securities loaned	5.51

Total investments	105.16%
Liabilities, in excess of cash and other assets	(5.16)

Net assets	100.00%

UBS Small-Cap Equity Relationship Fund — Portfolio of investments
 March 31, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 94.44%
Aerospace & defense — 1.50%
BE Aerospace, Inc.*	50,300	$1,787,159

Air freight & logistics — 1.42%
Hub Group, Inc., Class A*	46,600	1,686,454

Auto components — 2.15%
Tenneco, Inc.*	60,300	2,559,735

Building products — 1.99%
Trex Co., Inc.*1	72,500	2,364,950

Capital markets — 5.28%
Apollo Investment Corp.	143,965	1,736,218
Evercore Partners, Inc., Class A	53,500	1,834,515
Golub Capital BDC, Inc.	66,600	1,050,948
PennantPark Investment Corp.	138,300	1,648,536

		6,270,217

Chemicals — 1.45%
Cytec Industries, Inc.	31,700	1,723,529

Commercial banks — 3.64%
Center Financial Corp.*	193,900	1,423,226
City National Corp.	24,500	1,397,725
Prosperity Bancshares, Inc.	35,200	1,505,504

		4,326,455

Commercial services & supplies — 2.40%
American Reprographics Co.*	174,200	1,802,970
InnerWorkings, Inc.*	142,300	1,050,174

		2,853,144

Communications equipment — 1.32%
Netgear, Inc.*	48,200	1,563,608

Computers & peripherals — 0.94%
Smart Technologies, Inc., Class A*	109,100	1,113,911

Construction & engineering — 1.28%
MasTec, Inc.*	73,100	1,520,480

Diversified consumer services — 3.30%
Coinstar, Inc.*1	46,000	2,112,320
Universal Technical Institute, Inc.	92,900	1,806,905

		3,919,225

Diversified telecommunication services — 0.81%
Cbeyond, Inc.*	82,800	966,276

Electrical equipment — 2.16%
Regal-Beloit Corp.	34,700	2,561,901

Electronic equipment, instruments & components — 1.80%
Rofin-Sinar Technologies, Inc.*	54,000	2,133,000

Energy equipment & services — 6.73%
Bristow Group, Inc.*	33,400	1,579,820
Dril-Quip, Inc.*	22,669	1,791,531
Tetra Technologies, Inc.*	177,900	2,739,660
Willbros Group, Inc.*	172,600	1,884,792

		7,995,803

Health care equipment & supplies — 8.68%
AngioDynamics, Inc.*	87,317	1,320,233
CONMED Corp.*	52,100	1,369,188
Cooper Cos., Inc.	31,000	2,152,950
Greatbatch, Inc.*	54,000	1,428,840
ICU Medical, Inc.*	43,100	1,886,918
Integra LifeSciences Holdings Corp.*	22,800	1,081,176
Synovis Life Technologies, Inc.*	55,900	1,072,162

		10,311,467

Health care providers & services — 4.50%
ePocrates, Inc.*	19,874	393,505
Owens & Minor, Inc.	60,350	1,960,168
Patterson Cos., Inc.	42,800	1,377,732
PSS World Medical, Inc.*	59,400	1,612,710

		5,344,115

Hotels, restaurants & leisure — 2.99%
O’Charleys, Inc.*1	158,000	943,260
Summit Hotel Properties, Inc.*	118,600	1,178,884
WMS Industries, Inc.*	40,600	1,435,210

		3,557,354

Household products — 1.62%
Spectrum Brands Holdings, Inc.*	69,400	1,926,544

Insurance — 1.01%
SeaBright Holdings, Inc.	116,700	1,196,175

Internet software & services — 4.14%
Digital River, Inc.*	36,800	1,377,424
IntraLinks Holdings, Inc.*	31,700	847,658
RightNow Technologies, Inc.*	36,100	1,129,930
ValueClick, Inc.*	108,000	1,561,680

		4,916,692

Life sciences tools & services — 2.24%
Bio-Rad Laboratories, Inc., Class A*	22,200	2,667,108

Machinery — 3.57%
CIRCOR International, Inc.	12,578	591,417
Kaydon Corp.	35,500	1,391,245
Meritor, Inc.*	62,600	1,062,322
Pall Corp.	20,800	1,198,288

		4,243,272

Media — 3.50%
Cinemark Holdings, Inc.	84,400	1,633,140
ReachLocal, Inc.*1	41,500	830,000
Valassis Communications, Inc.*	58,100	1,693,034

		4,156,174

Personal products — 1.24%
Prestige Brands Holdings, Inc.*	128,061	1,472,701

Professional services — 1.11%
Heidrick & Struggles International, Inc.	47,600	1,324,708

Real estate investment trust (REIT) — 6.52%
American Campus Communities, Inc.	31,600	1,042,800
Campus Crest Communities, Inc.*	107,200	1,268,176
Cypress Sharpridge Investments, Inc.[1]	110,100	1,396,068
Entertainment Properties Trust[1]	27,700	1,296,914
Hudson Pacific Properties, Inc.	92,300	1,356,810
Invesco Mortgage Capital, Inc.	63,300	1,383,105

		7,743,873

Semiconductors & semiconductor equipment — 0.53%
ON Semiconductor Corp.*	64,400	635,628

Software — 7.70%
Blackboard, Inc.*1	33,200	1,203,168
Cadence Design Systems, Inc.*	117,100	1,141,725
NICE Systems Ltd. ADR*	28,600	1,056,484
Nuance Communications, Inc.*	70,900	1,386,804
RealPage, Inc.*	34,300	951,139
Solera Holdings, Inc.	21,000	1,073,100
SS&C Technologies Holdings, Inc.*	62,300	1,272,166
Websense, Inc.*	46,200	1,061,214

		9,145,800

Specialty retail — 2.43%
Children’s Place Retail Stores, Inc.*	29,200	1,455,036
PetSmart, Inc.	35,100	1,437,345

		2,892,381

Textiles, apparel & luxury goods — 2.24%
Movado Group, Inc.*	81,904	1,202,351
Skechers U.S.A., Inc., Class A*	70,900	1,456,286

		2,658,637

Trading companies & distributors — 2.25%
Beacon Roofing Supply, Inc.*	74,900	1,533,203
Interline Brands, Inc.*	55,829	1,138,912

		2,672,115

Total common stocks
(cost $89,539,951)		112,210,591

Short-term investment — 5.21%
Investment company — 5.21%
UBS Cash Management Prime Relationship Fund[2]
(cost $6,194,093)	6,194,093	6,194,093
Investment of cash collateral from securities loaned — 5.51%
UBS Private Money Market Fund LLC[2]
(cost $6,549,404)	6,549,404	6,549,404

Total investments — 105.16%
(cost $102,283,448)		124,954,088
Liabilities, in excess of cash and other assets — (5.16)%		(6,131,832)

Net assets — 100.00%		$118,822,256

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$24,218,440
Gross unrealized depreciation	(1,547,800)

Net unrealized appreciation of investments	$22,670,640

*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at March 31, 2011.
[2]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/10	03/31/11	03/31/11	03/31/11	03/31/11

UBS Cash Management Prime Relationship Fund	$6,367,744	$10,982,852	$11,156,503	$6,194,093	$2,745
UBS Private Money Market Fund LLC[a]	4,577,175	17,105,352	15,133,123	6,549,404	2,495

	$10,944,919	$28,088,204	$26,289,626	$12,743,497	$5,240

[a]	The advisor does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements for further information.

ADR	American depositary receipt
REIT	Real estate investment trust

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$112,210,591	$—	$—	$112,210,591
Short-term investment	—	6,194,093	—	6,194,093
Investment of cash collateral from securities loaned	—	6,549,404	—	6,549,404

Total	$112,210,591	$12,743,497	$—	$124,954,088

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2011

Common stocks
Aerospace & defense	2.90%
Air freight & logistics	1.43
Airlines	1.05
Auto components	0.96
Automobiles	1.65
Beverages	2.47
Biotechnology	2.43
Capital markets	4.20
Chemicals	1.47
Commercial banks	4.33
Communications equipment	3.84
Computers & peripherals	5.74
Diversified consumer services	0.76
Diversified financial services	4.38
Electric utilities	4.45
Energy equipment & services	4.88
Food & staples retailing	2.25
Food products	1.83
Health care equipment & supplies	6.08
Health care providers & services	3.10
Health care technology	0.31
Hotels, restaurants & leisure	2.27
Household durables	1.11
Household products	4.45
Insurance	3.40
Internet & catalog retail	1.50
IT services	1.51
Life sciences tools & services	0.38
Machinery	4.88
Media	5.47
Metals & mining	0.70
Multi-utilities	0.83
Oil, gas & consumable fuels	10.28
Personal products	1.14
Pharmaceuticals	5.54
Road & rail	4.20
Semiconductors & semiconductor equipment	2.91
Software	8.05
Specialty retail	2.61

Total common stocks	121.74%
Short-term investment	0.30

Total investments before investments sold short	122.04%

Investments sold short
Common stocks
Aerospace & defense	(0.84)%
Automobiles	(0.76)
Beverages	(0.46)
Commercial banks	(0.71)
Computers & peripherals	(0.89)
Diversified telecommunication services	(0.82)
Energy equipment & services	(0.83)
Health care providers & services	(0.93)
Hotels, restaurants & leisure	(0.65)
Household products	(0.67)
Insurance	(0.70)
Internet & catalog retail	(0.49)
IT services	(0.57)
Media	(1.18)
Multiline retail	(1.89)
Multi-utilities	(1.78)
Oil, gas & consumable fuels	(1.74)
Pharmaceuticals	(0.68)
Semiconductors & semiconductor equipment	(2.05)
Software	(1.35)
Specialty retail	(1.24)
Trading companies & distributors	(0.69)
Water utilities	(1.23)

Total investments sold short	(23.15)
Total investments, net of investments sold short	98.89
Cash and other assets, less liabilities	1.11

Net assets	100.00%

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments
 March 31, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 121.74%
Aerospace & defense — 2.90%
Boeing Co.[1]	65,000	$4,805,450
General Dynamics Corp.[1]	43,000	3,292,080

		8,097,530

Air freight & logistics — 1.43%
FedEx Corp.[1]	42,600	3,985,230

Airlines — 1.05%
Southwest Airlines Co.[1]	231,700	2,926,371

Auto components — 0.96%
Johnson Controls, Inc.[1]	64,800	2,693,736

Automobiles — 1.65%
General Motors Co.*1	148,800	4,617,264

Beverages — 2.47%
PepsiCo, Inc.[1]	107,300	6,911,193

Biotechnology — 2.43%
Acorda Therapeutics, Inc.*1	53,600	1,243,520
Alexion Pharmaceuticals, Inc.*1	18,200	1,795,976
Amgen, Inc.*1	42,100	2,250,245
Amylin Pharmaceuticals, Inc.*1	58,100	660,597
Pharmasset, Inc.*1	10,800	850,068

		6,800,406

Capital markets — 4.20%
Bank of New York Mellon Corp.[1]	108,195	3,231,785
Goldman Sachs Group, Inc.[1]	25,300	4,009,291
Morgan Stanley[1]	164,600	4,496,872

		11,737,948

Chemicals — 1.47%
Air Products & Chemicals, Inc.[1]	14,700	1,325,646
Celanese Corp., Series A1	62,500	2,773,125

		4,098,771

Commercial banks — 4.33%
US Bancorp[1]	155,900	4,120,437
Wells Fargo & Co.[1]	251,400	7,969,380

		12,089,817

Communications equipment — 3.84%
Cisco Systems, Inc.[1]	267,200	4,582,480
QUALCOMM, Inc.[1]	112,000	6,140,960

		10,723,440

Computers & peripherals — 5.74%
Apple, Inc.*1	30,000	10,453,500
Hewlett-Packard Co.[1]	136,500	5,592,405

		16,045,905

Diversified consumer services — 0.76%
Apollo Group, Inc., Class A*1	50,900	2,123,039

Diversified financial services — 4.38%
Citigroup, Inc.*1	1,287,400	5,690,308
JPMorgan Chase & Co.[1]	142,000	6,546,200

		12,236,508

Electric utilities — 4.45%
American Electric Power Co., Inc.[1]	90,700	3,187,198
Edison International[1]	67,700	2,477,143
FirstEnergy Corp.[1]	92,200	3,419,698
NextEra Energy, Inc.[1]	61,000	3,362,320

		12,446,359

Energy equipment & services — 4.88%
Baker Hughes, Inc.[1]	40,500	2,973,915
Ensco PLC ADR[1]	74,700	4,320,648
Noble Corp.[1]	139,200	6,350,304

		13,644,867

Food & staples retailing — 2.25%
Kroger Co.[1]	262,000	6,280,140

Food products — 1.83%
Kellogg Co.	24,100	1,300,918
Kraft Foods, Inc., Class A1	121,200	3,800,832

		5,101,750

Health care equipment & supplies — 6.08%
Baxter International, Inc.[1]	81,000	4,355,370
Boston Scientific Corp.*1	248,500	1,786,715
Covidien PLC[1]	106,800	5,547,192
Medtronic, Inc.[1]	134,700	5,300,445

		16,989,722

Health care providers & services — 3.10%
HCA Holdings, Inc.*1	61,880	2,095,875
UnitedHealth Group, Inc.[1]	145,500	6,576,600

		8,672,475

Health care technology — 0.31%
Emdeon, Inc., Class A*1	54,401	876,400

Hotels, restaurants & leisure — 2.27%
Carnival Corp.[1]	114,200	4,380,712
International Game Technology[1]	120,900	1,962,207

		6,342,919

Household durables — 1.11%
Fortune Brands, Inc.[1]	50,300	3,113,067

Household products — 4.45%
Colgate-Palmolive Co.[1]	51,300	4,142,988
Procter & Gamble Co.[1]	134,400	8,279,040

		12,422,028

Insurance — 3.40%
Aflac, Inc.[1]	72,500	3,826,550
MetLife, Inc.[1]	126,600	5,662,818

		9,489,368

Internet & catalog retail — 1.50%
Amazon.com, Inc.*1	23,200	4,179,016

IT services — 1.51%
Visa, Inc., Class A1	57,300	4,218,426

Life sciences tools & services — 0.38%
Bio-Rad Laboratories, Inc., Class A*1	8,900	1,069,246

Machinery — 4.88%
Dover Corp.[1]	56,500	3,714,310
Illinois Tool Works, Inc.[1]	100,500	5,398,860
PACCAR, Inc.[1]	46,100	2,413,335
Pall Corp.[1]	36,700	2,114,287

		13,640,792

Media — 5.47%
Comcast Corp., Class A1	212,700	5,257,944
Time Warner, Inc.[1]	131,700	4,701,690
Viacom, Inc., Class B1	114,700	5,335,844

		15,295,478

Metals & mining — 0.70%
Steel Dynamics, Inc.[1]	104,000	1,952,080

Multi-utilities — 0.83%
MDU Resources Group, Inc.[1]	100,500	2,308,485

Oil, gas & consumable fuels — 10.28%
EOG Resources, Inc.[1]	38,100	4,515,231
Exxon Mobil Corp.[1]	182,800	15,378,964
Hess Corp.[1]	37,500	3,195,375
Ultra Petroleum Corp.*1	114,600	5,644,050

		28,733,620

Personal products — 1.14%
Avon Products, Inc.[1]	117,700	3,182,608

Pharmaceuticals — 5.54%
Allergan, Inc.[1]	50,300	3,572,306
Johnson & Johnson[1]	102,100	6,049,425
Merck & Co., Inc.[1]	177,400	5,855,974

		15,477,705

Road & rail — 4.20%
Hertz Global Holdings, Inc.*1	286,900	4,484,247
Norfolk Southern Corp.[1]	67,100	4,648,017
Ryder System, Inc.[1]	51,200	2,590,720

		11,722,984

Semiconductors & semiconductor equipment — 2.91%
Broadcom Corp., Class A1	57,200	2,252,536
Intersil Corp., Class A1	155,900	1,940,955
Marvell Technology Group Ltd.*1	82,900	1,289,095
National Semiconductor Corp.[1]	184,000	2,638,560

		8,121,146

Software — 8.05%
Adobe Systems, Inc.*1	198,100	6,568,996
Autodesk, Inc.*1	119,700	5,279,967
Microsoft Corp.[1]	249,700	6,332,392
Symantec Corp.*1	231,800	4,297,572

		22,478,927

Specialty retail — 2.61%
GameStop Corp., Class A*1	132,800	2,990,656
Lowe’s Cos., Inc.[1]	162,700	4,300,161

		7,290,817

Total common stocks
(cost $291,714,887)		340,137,583

Short-term investment — 0.30%
Investment company — 0.30%
UBS Cash Management Prime Relationship Fund[2]
(cost $846,487)	846,487	846,487

Total investments before investments sold short — 122.04%
(cost $292,561,374)		340,984,070

Investments sold short — (23.15)%
Common stocks — (23.15)%
Aerospace & defense — (0.84)%
Goodrich Corp.	(27,300)	(2,334,969)

Automobiles — (0.76)%
Ford Motor Co.	(141,600)	(2,111,256)

Beverages — (0.46)%
Constellation Brands, Inc., Class A	(63,700)	(1,291,836)

Commercial banks — (0.71)%
BB&T Corp.	(72,200)	(1,981,890)

Computers & peripherals — (0.89)%
EMC Corp.	(47,800)	(1,269,090)
NetApp, Inc.	(25,000)	(1,204,500)

		(2,473,590)

Diversified telecommunication services — (0.82)%
Qwest Communications International, Inc.	(334,700)	(2,286,001)

Energy equipment & services — (0.83)%
Halliburton Co.	(46,400)	(2,312,576)

Health care providers & services — (0.93)%
Bio-Reference Labs, Inc.	(45,800)	(1,027,752)
Humana, Inc.	(22,500)	(1,573,650)

		(2,601,402)

Hotels, restaurants & leisure — (0.65)%
Starwood Hotels & Resorts Worldwide, Inc.	(31,500)	(1,830,780)

Household products — (0.67)%
Church & Dwight Co., Inc.	(23,500)	(1,864,490)

Insurance — (0.70)%
Travelers Cos., Inc.	(32,700)	(1,944,996)

Internet & catalog retail — (0.49)%
NetFlix, Inc.	(5,800)	(1,376,514)

IT services — (0.57)%
Cognizant Technology Solutions Corp., Class A	(19,500)	(1,587,300)

Media — (1.18)%
Discovery Communications, Inc., Class A	(34,500)	(1,376,550)
Lamar Advertising Co., Class A	(52,200)	(1,928,268)

		(3,304,818)

Multiline retail — (1.89)%
Dillard’s, Inc., Class A	(42,500)	(1,705,100)
Dollar General Corp.	(65,200)	(2,044,020)
Sears Holdings Corp.	(18,500)	(1,529,025)

		(5,278,145)

Multi-utilities — (1.78)%
Consolidated Edison, Inc.	(39,900)	(2,023,728)
Integrys Energy Group, Inc.	(33,800)	(1,707,238)
NSTAR	(26,900)	(1,244,663)

		(4,975,629)

Oil, gas & consumable fuels — (1.74)%
Occidental Petroleum Corp.	(20,400)	(2,131,596)
Pioneer Natural Resources Co.	(26,900)	(2,741,648)

		(4,873,244)

Pharmaceuticals — (0.68)%
Eli Lilly & Co.	(54,000)	(1,899,180)

Semiconductors & semiconductor equipment — (2.05)%
Altera Corp.	(48,500)	(2,134,970)
Novellus Systems, Inc.	(59,400)	(2,205,522)
NVIDIA Corp.	(74,600)	(1,377,116)

		(5,717,608)

Software — (1.35)%
BMC Software, Inc.	(47,800)	(2,377,572)
Compuware Corp.	(120,500)	(1,391,775)

		(3,769,347)

Specialty retail — (1.24)%
O’Reilly Automotive, Inc.	(32,600)	(1,873,196)
TJX Cos., Inc.	(32,200)	(1,601,306)

		(3,474,502)

Trading companies & distributors — (0.69)%
WW Grainger, Inc.	(14,100)	(1,941,288)

Water utilities — (1.23)%
American Water Works Co., Inc.	(64,100)	(1,798,005)
Aqua America, Inc.	(72,000)	(1,648,080)

		(3,446,085)

Total investments sold short
(proceeds $50,991,053)		(64,677,446)

Total investments, net of investments sold short — 98.89%		276,306,624
Cash and other assets, less liabilities — 1.11%		3,098,938

Net assets — 100.00%		$279,405,562

Notes to portfolio of investments
Aggregate cost for federal income tax purposes before investments sold short, was substantially the same for book purposes, and net unrealized appreciation consisted of:

Gross unrealized appreciation	$54,135,774
Gross unrealized depreciation	(5,713,078)

Net unrealized appreciation of investments	$48,422,696

*	Non-income producing security.
[1]	All or a portion of these securities have been delivered to cover open short positions.
[2]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/10	03/31/11	03/31/11	03/31/11	03/31/11

UBS Cash Management Prime Relationship Fund	$2,363,512	$18,816,049	$20,333,074	$846,487	$939

ADR	American depositary receipt

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$340,137,583	$—	$—	$340,137,583
Common stocks sold short	(64,677,446)	—	—	(64,677,446)
Short-term investment	—	846,487	—	846,487

Total	$275,460,137	$846,487	$—	$276,306,624

UBS U.S. Large Cap Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2011

Common stocks
Aerospace & defense	2.64%
Air freight & logistics	1.34
Airlines	1.03
Auto components	0.91
Automobiles	1.30
Beverages	1.78
Biotechnology	2.39
Capital markets	3.90
Chemicals	1.01
Commercial banks	3.80
Communications equipment	3.34
Computers & peripherals	5.02
Diversified consumer services	0.68
Diversified financial services	4.18
Electric utilities	3.29
Energy equipment & services	3.61
Food & staples retailing	1.46
Food products	1.09
Health care equipment & supplies	3.74
Health care providers & services	2.69
Health care technology	0.30
Hotels, restaurants & leisure	2.30
Household durables	1.06
Household products	3.51
Insurance	3.03
Internet & catalog retail	1.54
IT services	0.91
Life sciences tools & services	0.37
Machinery	3.19
Media	4.75
Oil, gas & consumable fuels	8.69
Personal products	1.19
Pharmaceuticals	4.74
Road & rail	3.28
Semiconductors & semiconductor equipment	2.25
Software	6.69
Specialty retail	2.19

Total common stocks	99.19%
Short-term investment	0.79

Total investments	99.98%
Cash and other assets, less liabilities	0.02

Net assets	100.00%

UBS U.S. Large Cap Equity Relationship Fund — Portfolio of investments
March 31, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 99.19%
Aerospace & defense — 2.64%
Boeing Co.	10,100	$746,693
General Dynamics Corp.	8,000	612,480

		1,359,173

Air freight & logistics — 1.34%
FedEx Corp.	7,400	692,270

Airlines — 1.03%
Southwest Airlines Co.	41,900	529,197

Auto components — 0.91%
Johnson Controls, Inc.	11,300	469,741

Automobiles — 1.30%
General Motors Co.*	21,600	670,248

Beverages — 1.78%
PepsiCo, Inc.	14,200	914,622

Biotechnology — 2.39%
Acorda Therapeutics, Inc.*	10,000	232,000
Alexion Pharmaceuticals, Inc.*	3,400	335,512
Amgen, Inc.*	7,700	411,565
Amylin Pharmaceuticals, Inc.*	8,400	95,508
Pharmasset, Inc.*	2,000	157,420

		1,232,005

Capital markets — 3.90%
Bank of New York Mellon Corp.	18,900	564,543
Goldman Sachs Group, Inc.	3,800	602,186
Morgan Stanley	30,900	844,188

		2,010,917

Chemicals — 1.01%
Celanese Corp., Series A	11,700	519,129

Commercial banks — 3.80%
US Bancorp.	27,500	726,825
Wells Fargo & Co.	38,800	1,229,960

		1,956,785

Communications equipment — 3.34%
Cisco Systems, Inc.*	49,000	840,350
QUALCOMM, Inc.	16,100	882,763

		1,723,113

Computers & peripherals — 5.02%
Apple, Inc.*	4,900	1,707,405
Hewlett-Packard Co.	21,500	880,855

		2,588,260

Diversified consumer services — 0.68%
Apollo Group, Inc., Class A*	8,400	350,364

Diversified financial services — 4.18%
Citigroup, Inc.*	212,400	938,808
JPMorgan Chase & Co.	26,400	1,217,040

		2,155,848

Electric utilities — 3.29%
American Electric Power Co., Inc.	15,100	530,614
FirstEnergy Corp.	15,100	560,059
NextEra Energy, Inc.	11,000	606,320

		1,696,993

Energy equipment & services — 3.61%
Baker Hughes, Inc.	4,900	359,807
Ensco International PLC ADR	10,000	578,400
Noble Corp.	20,200	921,524

		1,859,731

Food & staples retailing — 1.46%
Kroger Co.	31,400	752,658

Food products — 1.09%
Kellogg Co.	3,709	200,212
Kraft Foods, Inc., Class A	11,465	359,542

		559,754

Health care equipment & supplies — 3.74%
Baxter International, Inc.	9,000	483,930
Covidien PLC	14,400	747,936
Medtronic, Inc.	17,600	692,560

		1,924,426

Health care providers & services — 2.69%
HCA Holdings, Inc.*	11,132	377,041
UnitedHealth Group, Inc.	22,300	1,007,960

		1,385,001

Health care technology — 0.30%
Emdeon, Inc., Class A*	9,700	156,267

Hotels, restaurants & leisure — 2.30%
Carnival Corp.	21,600	828,576
International Game Technology	22,100	358,683

		1,187,259

Household durables — 1.06%
Fortune Brands, Inc.	8,800	544,632

Household products — 3.51%
Colgate-Palmolive Co.	7,800	629,928
Procter & Gamble Co.	19,100	1,176,560

		1,806,488

Insurance — 3.03%
Aflac, Inc.	13,000	686,140
MetLife, Inc.	19,500	872,235

		1,558,375

Internet & catalog retail — 1.54%
Amazon.com, Inc.*	4,400	792,572

IT services — 0.91%
Visa, Inc., Class A	6,400	471,168

Life sciences tools & services — 0.37%
Bio-Rad Laboratories, Inc., Class A*	1,600	192,224

Machinery — 3.19%
Illinois Tool Works, Inc.	17,200	923,984
PACCAR, Inc.	7,450	390,007
Pall Corp.	5,700	328,377

		1,642,368

Media — 4.75%
Comcast Corp., Class A	38,600	954,192
Time Warner, Inc.	23,900	853,230
Viacom, Inc., Class B	13,700	637,324

		2,444,746

Oil, gas & consumable fuels — 8.69%
EOG Resources, Inc.	5,900	699,209
Exxon Mobil Corp.	28,300	2,380,879
Hess Corp.	6,800	579,428
Ultra Petroleum Corp.*	16,600	817,550

		4,477,066

Personal products — 1.19%
Avon Products, Inc.	22,700	613,808

Pharmaceuticals — 4.74%
Allergan, Inc.	9,300	660,486
Johnson & Johnson	16,000	948,000
Merck & Co., Inc.	25,300	835,153

		2,443,639

Road & rail — 3.28%
Hertz Global Holdings, Inc.*	41,900	654,897
Norfolk Southern Corp.	10,500	727,335
Ryder System, Inc.	6,061	306,687

		1,688,919

Semiconductors & semiconductor equipment — 2.25%
Broadcom Corp., Class A	10,700	421,366
Intersil Corp., Class A	25,800	321,210
National Semiconductor Corp.	28,900	414,426

		1,157,002

Software — 6.69%
Adobe Systems, Inc.*	32,200	1,067,752
Autodesk, Inc.*	14,300	630,773
Microsoft Corp.	46,900	1,189,384
Symantec Corp.*	30,100	558,054

		3,445,963

Specialty retail — 2.19%
GameStop Corp., Class A*	19,700	443,644
Lowe’s Cos., Inc.	25,900	684,537

		1,128,181

Total common stocks
(cost $44,151,428)		51,100,912

Short-term investment — 0.79%
Investment company — 0.79%
UBS Cash Management Prime Relationship Fund[1]
(cost $407,075)	407,075	407,075

Total investments — 99.98%
(cost $44,558,503)		51,507,987
Cash and other assets, less liabilities — 0.02%		12,245

Net assets — 100.00%		$51,520,232

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$7,919,484
Gross unrealized depreciation	(970,000)

Net unrealized appreciation of investments	$6,949,484

*	Non-income producing security.
[1]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/10	03/31/11	03/31/11	03/31/11	03/31/11

UBS Cash Management Prime Relationship Fund	$768,221	$2,125,073	$2,486,219	$407,075	$366

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$51,100,912	$—	$—	$51,100,912
Short-term investment	—	407,075	—	407,075

Total	$51,100,912	$407,075	$—	$51,507,987

UBS U.S. Large Cap Growth Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2011

Common stocks
Aerospace & defense	4.24%
Air freight & logistics	2.02
Capital markets	1.27
Chemicals	4.26
Communications equipment	6.13
Computers & peripherals	10.81
Diversified financial services	2.51
Electrical equipment	1.37
Energy equipment & services	2.45
Food & staples retailing	1.91
Food products	2.14
Health care providers & services	1.55
Hotels, restaurants & leisure	7.02
Internet & catalog retail	6.62
Internet software & services	8.83
IT services	3.41
Life sciences tools & services	2.13
Machinery	3.18
Media	3.39
Metals & mining	1.62
Oil, gas & consumable fuels	7.20
Pharmaceuticals	4.62
Road & rail	1.12
Software	4.75
Textiles, apparel & luxury goods	1.74
Wireless telecommunication services	2.34

Total common stocks	98.63%
Short-term investment	1.51
Investment of cash collateral from securities loaned	2.06

Total investments	102.20%
Liabilities, in excess of cash and other assets	(2.20)

Net assets	100.00%

UBS U.S. Large Cap Growth Equity Relationship Fund — Portfolio of investments
March 31, 2011 (unaudited)

Security description	Shares	Value

Common stocks — 98.63%
Aerospace & defense — 4.24%
Precision Castparts Corp.	15,100	$2,222,418
United Technologies Corp.	27,400	2,319,410

		4,541,828

Air freight & logistics — 2.02%
C.H. Robinson Worldwide, Inc.	29,200	2,164,596

Capital markets — 1.27%
Goldman Sachs Group, Inc.	8,600	1,362,842

Chemicals — 4.26%
Potash Corp. of Saskatchewan, Inc.	25,000	1,473,250
Praxair, Inc.	10,600	1,076,960
Sherwin-Williams Co.	23,900	2,007,361

		4,557,571

Communications equipment — 6.13%
Juniper Networks, Inc.*	31,800	1,338,144
QUALCOMM, Inc.	63,000	3,454,290
Riverbed Technology, Inc.*	47,000	1,769,550

		6,561,984

Computers & peripherals — 10.81%
Apple, Inc.*	21,400	7,456,830
EMC Corp.*	155,000	4,115,250

		11,572,080

Diversified financial services — 2.51%
CME Group, Inc.	8,900	2,683,795

Electrical equipment — 1.37%
Roper Industries, Inc.	17,000	1,469,820

Energy equipment & services — 2.45%
FMC Technologies, Inc.*	16,000	1,511,680
Schlumberger Ltd.	11,900	1,109,794

		2,621,474

Food & staples retailing — 1.91%
CVS Caremark Corp.	59,600	2,045,472

Food products — 2.14%
Kellogg Co.	42,400	2,288,752

Health care providers & services — 1.55%
Express Scripts, Inc.*	29,900	1,662,739

Hotels, restaurants & leisure — 7.02%
International Game Technology	94,400	1,532,112
Las Vegas Sands Corp.*	55,800	2,355,876
McDonald’s Corp.	47,700	3,629,493

		7,517,481

Internet & catalog retail — 6.62%
Amazon.com, Inc.*	22,500	4,052,925
Priceline.com, Inc.*	6,000	3,038,640

		7,091,565

Internet software & services — 8.83%
Baidu, Inc. ADR*	14,900	2,053,369
Google, Inc., Class A*	9,000	5,275,890
MercadoLibre, Inc.[1]	6,000	489,780
Sina Corp.*1	15,300	1,637,712

		9,456,751

IT services — 3.41%
MasterCard, Inc., Class A	4,851	1,221,094
Teradata Corp.*	47,900	2,428,530

		3,649,624

Life sciences tools & services — 2.13%
Agilent Technologies, Inc.*	50,800	2,274,824

Machinery — 3.18%
Danaher Corp.	38,400	1,992,960
Parker Hannifin Corp.	14,900	1,410,732

		3,403,692

Media — 3.39%
Discovery Communications, Inc., Class A*	42,900	1,711,710
Focus Media Holding Ltd. ADR*1	62,700	1,923,009

		3,634,719

Metals & mining — 1.62%
Freeport-McMoRan Copper & Gold, Inc.	31,200	1,733,160

Oil, gas & consumable fuels — 7.20%
Anadarko Petroleum Corp.	21,400	1,753,088
Cimarex Energy Co.	10,000	1,152,400
Concho Resources, Inc.*	19,700	2,113,810
CONSOL Energy, Inc.	31,000	1,662,530
Suncor Energy, Inc.	23,000	1,031,320

		7,713,148

Pharmaceuticals — 4.62%
Allergan, Inc.	43,700	3,103,574
Watson Pharmaceuticals, Inc.*	32,900	1,842,729

		4,946,303

Road & rail — 1.12%
Union Pacific Corp.	12,200	1,199,626

Software — 4.75%
Oracle Corp.	92,600	3,090,062
Red Hat, Inc.*	24,000	1,089,360
Salesforce.com, Inc.*	6,800	908,344

		5,087,766

Textiles, apparel & luxury goods — 1.74%
NIKE, Inc., Class B	24,600	1,862,220

Wireless telecommunication services — 2.34%
Crown Castle International Corp.*	58,900	2,506,195

Total common stocks
(cost $86,880,950)		105,610,027

Short-term investment — 1.51%
Investment company — 1.51%
UBS Cash Management Prime Relationship Fund[2]
(cost $1,618,397)	1,618,397	1,618,397

Investment of cash collateral from securities loaned — 2.06%
UBS Private Money Market Fund LLC[2]
(cost $2,210,175)	2,210,175	2,210,175

Total investments — 102.20%
(cost $90,709,522)		109,438,599
Liabilities, in excess of cash and other assets — (2.20)%		(2,352,962)

Net assets — 100.00%		$107,085,637

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$18,969,529
Gross unrealized depreciation	(240,452)

Net unrealized appreciation of investments	$18,729,077

*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at March 31, 2011.
[2]	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Relationship Funds.

					Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/10	03/31/11	03/31/11	03/31/11	03/31/11

UBS Cash Management Prime Relationship Fund	$160,351	$7,164,429	$5,706,383	$1,618,397	$552
UBS Private Money Market Fund LLC[a]	1,215,500	6,798,460	5,803,785	2,210,175	127

	$1,375,851	$13,962,889	$11,510,168	$3,828,572	$679

[a]	The advisor does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to financial statements in the most recent shareholder report for further information.

ADR  American depository receipt

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$105,610,027	$—	$—	$105,610,027
Short-term investment	—	1,618,397	—	1,618,397
Investment of cash collateral from securities loaned	—	2,210,175	—	2,210,175

Total	$105,610,027	$3,828,572	$—	$109,438,599

UBS Credit Bond Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2011

Bonds
Corporate bonds
Aerospace & defense	0.84%
Automobiles	0.33
Banks	0.15
Beverages	1.99
Biotechnology	0.58
Building products	0.28
Capital markets	6.02
Chemicals	1.07
Commercial banks	10.41
Commercial services & supplies	0.96
Communications equipment	0.52
Computers & peripherals	0.79
Consumer finance	1.26
Diversified financial services	8.99
Diversified telecommunication services	4.85
Electric utilities	4.18
Energy equipment & services	0.44
Food & staples retailing	0.95
Food products	1.84
Health care providers & services	1.49
Healthcare equipment & supplies	0.20
Household durables	0.07
Household products	0.34
Insurance	4.41
Leisure equipment & products	0.32
Machinery	0.45
Media	5.06
Metals & mining	1.79
Multiline retail	0.22
Multi-utilities	0.75
Office electronics	0.56
Oil, gas & consumable fuels	9.25
Paper & forest products	0.45
Personal products	0.32
Pharmaceuticals	1.91
Real estate investment trust (REIT)	1.34
Road & rail	0.93
Software	0.22
Specialty retail	0.44
Tobacco	1.19
Wireless telecommunication services	3.04

Total corporate bonds	81.20%
Asset-backed security	0.29
Collateralized debt obligation	0.05
Commercial mortgage-backed security	0.53
Municipal bonds	3.32
US government obligations	6.48
Non-US government obligations	3.58
Supranational bonds	1.77

Total bonds	97.22%
Preferred stock	0.02
Short-term investment	0.85

Total investments	98.09%
Cash and other assets, less liabilities	1.91

Net assets	100.00%

UBS Credit Bond Relationship Fund — Portfolio of investments
March 31, 2011 (unaudited)

	Face
Security description	amount	Value

Bonds — 97.22%
Corporate bonds — 81.20%
Australia — 0.64%
Rio Tinto Finance USA Ltd., 9.000%, due 05/01/19	2,400,000	$3,153,888

Austria — 0.77%
Oesterreichische Kontrollbank AG,
1.875%, due 03/21/12	3,750,000	3,800,497

Bermuda — 0.11%
Validus Holdings Ltd.,
8.875%, due 01/26/40	500,000	525,074

Brazil — 0.55%
Petrobras International Finance Co.,
5.375%, due 01/27/21	1,640,000	1,644,950
5.875%, due 03/01/18	1,000,000	1,059,249

Total Brazil corporate bonds		2,704,199

Canada — 1.39%
Cenovus Energy, Inc.,
4.500%, due 09/15/14	2,975,000	3,194,502
EnCana Corp.,
5.900%, due 12/01/17	1,110,000	1,243,732
Potash Corp of Saskatchewan, Inc.,
6.500%, due 05/15/19	1,000,000	1,152,655
TransCanada PipeLines Ltd.,
7.625%, due 01/15/39	1,015,000	1,257,815

Total Canada corporate bonds		6,848,704

Cayman Islands — 1.08%
Transocean, Inc.,
6.000%, due 03/15/18	2,000,000	2,159,352
Vale Overseas Ltd.,
5.625%, due 09/15/19	1,500,000	1,570,829
6.875%, due 11/10/39	1,500,000	1,603,342

Total Cayman Islands corporate bonds		5,333,523

France — 0.80%
BNP Paribas,
3.600%, due 02/23/16	2,265,000	2,268,842
Total Capital SA,
2.300%, due 03/15/16	1,700,000	1,655,538

Total France corporate bonds		3,924,380

Germany — 0.42%
Deutsche Bank AG,
3.875%, due 08/18/14	2,000,000	2,085,370

Ireland — 0.48%
Governor & Co. of the Bank of
Ireland,
2.750%, due 03/02/12[1]	2,500,000	2,375,065

Luxembourg — 1.52%
Covidien International Finance SA,
4.200%, due 06/15/20	1,250,000	1,240,148
Enel Finance International SA,
3.875%, due 10/07/14[1]	1,100,000	1,136,952
Telecom Italia Capital SA,
5.250%, due 11/15/13	4,895,000	5,168,836

Total Luxembourg corporate bonds		7,545,936

Malaysia — 0.23%
Petronas Capital Ltd.,
5.250%, due 08/12/19[1]	1,055,000	1,122,098

Mexico — 0.81%
America Movil SAB de CV,
3.625%, due 03/30/15	2,000,000	2,057,932
5.000%, due 03/30/20	275,000	283,551
5.750%, due 01/15/15	1,500,000	1,654,622

Total Mexico corporate bonds		3,996,105

Netherlands — 0.92%
EDP Finance BV,
6.000%, due 02/02/18[1]	825,000	782,707
Shell International Finance BV,
1.875%, due 03/25/13	2,430,000	2,473,572
Volkswagen International Finance NV,
1.625%, due 08/12/13[1]	1,270,000	1,274,968

Total Netherlands corporate bonds		4,531,247

Netherlands Antilles — 0.45%
Teva Pharmaceutical Finance II BV,
3.000%, due 06/15/15	2,200,000	2,221,507

Qatar — 0.51%
Qtel International Finance Ltd.,
7.875%, due 06/10/19[1]	1,000,000	1,170,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
5.500%, due 09/30/14[1]	1,250,000	1,337,500

Total Qatar corporate bonds		2,507,500

South Africa — 0.32%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	1,550,000	1,572,218

South Korea — 0.90%
Export-Import Bank of Korea,
5.875%, due 01/14/15	4,075,000	4,437,675

Spain — 0.86%
Telefonica Emisiones SAU,
5.462%, due 02/16/21	1,360,000	1,377,286
6.221%, due 07/03/17	2,625,000	2,863,717

Total Spain corporate bonds		4,241,003

Switzerland — 0.72%
Credit Suisse,
6.000%, due 02/15/18	3,350,000	3,558,035

United Kingdom — 3.06%
Barclays Bank PLC,
5.140%, due 10/14/20	465,000	440,038
6.750%, due 05/22/19	1,000,000	1,129,410
BP Capital Markets PLC,
3.875%, due 03/10/15	2,030,000	2,107,889
5.250%, due 11/07/13	750,000	811,097
British Telecommunications PLC,
9.875%, due 12/15/30	1,325,000	1,832,772
Diageo Capital PLC,
4.828%, due 07/15/20	2,125,000	2,196,530
Lloyds TSB Bank PLC,
6.375%, due 01/21/21	1,250,000	1,302,620
Royal Bank of Scotland PLC,
5.625%, due 08/24/20	1,175,000	1,172,463
Standard Chartered Bank PLC,
3.850%, due 04/27/15[1]	1,500,000	1,535,049
Vodafone Group PLC,
5.625%, due 02/27/17	2,300,000	2,541,304

Total United Kingdom corporate bonds		15,069,172

United States — 64.66%
Abbey National Capital Trust I,
8.963%, due 06/30/30[2,3]	685,000	750,075
Allergan, Inc.,
5.750%, due 04/01/16	1,390,000	1,569,884
Allied Waste North America, Inc.,
6.875%, due 06/01/17	2,300,000	2,507,000

Allstate Corp.,
6.750%, due 05/15/18	750,000	863,458
Ally Financial, Inc.,
6.875%, due 09/15/11	585,000	595,969
Altria Group, Inc.,
9.950%, due 11/10/38	2,005,000	2,796,566
Ameren Corp.,
8.875%, due 05/15/14	1,000,000	1,150,347
American Express Credit Corp.,
5.875%, due 05/02/13	4,575,000	4,939,646
American International Group, Inc.,
3.650%, due 01/15/14	435,000	442,456
6.250%, due 05/01/36	1,675,000	1,656,300
Amgen, Inc.,
6.400%, due 02/01/39	1,125,000	1,247,619
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	2,425,000	2,636,909
Anheuser-Busch InBev Worldwide, Inc.,
4.125%, due 01/15/15	4,500,000	4,753,156
5.000%, due 04/15/20	300,000	313,743
Apache Corp.,
5.250%, due 02/01/42	1,225,000	1,158,676
Appalachian Power Co.,
4.600%, due 03/30/21	1,290,000	1,271,320
7.000%, due 04/01/38	1,000,000	1,144,937
AT&T Corp.,
6.500%, due 03/15/29	1,800,000	1,904,515
AvalonBay Communities, Inc., REIT,
3.950%, due 01/15/21	810,000	781,948
BAE Systems Holdings, Inc.,
4.950%, due 06/01/14[1]	335,000	356,018
Bank of America Corp.,
5.420%, due 03/15/17	4,240,000	4,328,548
6.500%, due 08/01/16	1,865,000	2,063,854
7.625%, due 06/01/19	1,820,000	2,107,922
Bear Stearns Cos. LLC,
7.250%, due 02/01/18	8,225,000	9,583,244
Boeing Co.,
5.000%, due 03/15/14	2,625,000	2,868,101
Bottling Group LLC,
6.950%, due 03/15/14	2,200,000	2,533,850
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	1,025,000	1,116,120
Capital One Bank USA N.A.,
8.800%, due 07/15/19	1,820,000	2,288,397
Capital One Capital VI,
8.875%, due 05/15/40	550,000	579,563
CareFusion Corp.,
5.125%, due 08/01/14	925,000	994,291
Caterpillar Financial Services Corp.,
5.450%, due 04/15/18	825,000	917,234
6.125%, due 02/17/14	1,260,000	1,419,241
Cellco Partnership,
8.500%, due 11/15/18	2,585,000	3,321,244
CenturyLink, Inc.,
7.600%, due 09/15/39	725,000	776,625
Cisco Systems, Inc.,
4.950%, due 02/15/19	2,385,000	2,560,360
Citigroup, Inc.,
6.125%, due 05/15/18	10,350,000	11,288,859
CNA Financial Corp.,
5.750%, due 08/15/21	2,345,000	2,400,849
Comcast Corp.,
6.300%, due 11/15/17	5,625,000	6,352,009
ConocoPhillips Holding Co.,
6.950%, due 04/15/29	2,000,000	2,387,912
CSX Corp.,
3.700%, due 10/30/20	1,000,000	942,788
6.220%, due 04/30/40	1,265,000	1,348,433
Daimler Finance North America LLC,
8.500%, due 01/18/31	1,225,000	1,646,507
Developers Diversified Realty Corp., REIT,
7.875%, due 09/01/20	2,560,000	2,935,404
DirecTV Holdings LLC,
6.000%, due 08/15/40	900,000	861,910
6.375%, due 03/01/41	1,345,000	1,353,158
Discover Bank,
8.700%, due 11/18/19	2,295,000	2,749,555
Discovery Communications LLC,
3.700%, due 06/01/15	1,450,000	1,497,938
Dominion Resources, Inc., Series B,
5.950%, due 06/15/35	1,000,000	1,030,102
6.300%, due 09/30/66[2]	1,130,000	1,110,225

Dow Chemical Co.,
4.250%, due 11/15/20	1,705,000	1,628,331
8.550%, due 05/15/19	2,000,000	2,528,088
DTE Energy Co.,
6.350%, due 06/01/16	1,400,000	1,573,929
Duke Energy Carolinas LLC,
Series A, 6.000%, due 12/01/28	1,550,000	1,651,578
El Paso Pipeline Partners Operating Co LLC,
6.500%, due 04/01/20	1,050,000	1,154,615
Energy Transfer Partners LP,
5.950%, due 02/01/15	1,235,000	1,353,989
Enterprise Products Operating LLC,
3.700%, due 06/01/15	1,500,000	1,545,432
6.875%, due 03/01/33	1,575,000	1,725,362
ERAC USA Finance Co.,
7.000%, due 10/15/37[1]	2,290,000	2,495,019
ERP Operating LP, REIT,
5.750%, due 06/15/17	1,500,000	1,651,485
Exelon Generation Co. LLC,
5.350%, due 01/15/14	1,060,000	1,138,738
Express Scripts, Inc.,
6.250%, due 06/15/14	1,135,000	1,260,929
Fidelity National Financial, Inc.,
6.600%, due 05/15/17	500,000	517,252
Fortune Brands, Inc.,
5.375%, due 01/15/16	345,000	366,348
6.375%, due 06/15/14	1,505,000	1,650,506
Freeport-McMoRan Copper & Gold, Inc.,
8.375%, due 04/01/17	850,000	937,125
General Electric Capital Corp.,
2.250%, due 11/09/15	285,000	273,790
4.625%, due 01/07/21	3,630,000	3,574,904
5.875%, due 01/14/38	730,000	720,710
5.900%, due 05/13/14	2,700,000	2,980,071
Series A,
6.750%, due 03/15/32	1,000,000	1,098,841
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38	1,075,000	1,211,598
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	9,080,000	9,844,327
Hasbro, Inc.,
6.350%, due 03/15/40	1,550,000	1,554,016
Hewlett-Packard Co.,
4.750%, due 06/02/14	1,850,000	2,011,614
Home Depot, Inc.,
5.250%, due 12/16/13	2,000,000	2,182,662
HSBC Bank USA N.A.,
4.875%, due 08/24/20	3,500,000	3,426,311
5.625%, due 08/15/35	995,000	949,909
International Business Machines Corp.,
5.700%, due 09/14/17	1,675,000	1,895,840
International Lease Finance Corp.,
6.625%, due 11/15/13	2,000,000	2,070,000
International Paper Co.,
7.500%, due 08/15/21	1,500,000	1,760,371
9.375%, due 05/15/19	365,000	469,812
Jackson National Life Insurance Co.,
8.150%, due 03/15/27[1]	815,000	902,635
JP Morgan Chase Capital XXV,
Series Y,
6.800%, due 10/01/37	3,990,000	4,010,485
JP Morgan Chase Capital XXVII,
Series AA,
7.000%, due 11/01/39	500,000	515,188
JPMorgan Chase & Co.,
3.450%, due 03/01/16	1,000,000	996,429
Kellogg Co.,
4.150%, due 11/15/19	1,625,000	1,631,958
Kentucky Utilities Co.,
5.125%, due 11/01/40[1]	865,000	827,811
KeyCorp,
3.750%, due 08/13/15	1,625,000	1,641,981
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	1,695,000	1,619,042
6.375%, due 03/01/41	1,060,000	1,069,150
Kraft Foods, Inc.,
6.500%, due 08/11/17	3,350,000	3,820,179
6.750%, due 02/19/14	2,000,000	2,256,314
Kroger Co.,
6.900%, due 04/15/38	1,025,000	1,155,077

Laboratory Corp of America Holdings,
4.625%, due 11/15/20	915,000	916,017
Lehman Brothers Holdings, Inc.,
6.875%, due 05/02/18[4]	7,040,000	1,848,000
LG&E & KU Energy LLC,
3.750%, due 11/15/20[1]	1,150,000	1,061,705
Life Technologies Corp.,
6.000%, due 03/01/20	1,475,000	1,588,675
Marathon Petroleum Corp.,
5.125%, due 03/01/21[1]	855,000	861,825
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39[1]	775,000	1,059,858
McKesson Corp.,
4.750%, due 03/01/21	1,000,000	1,014,164
Mead Johnson Nutrition Co.,
3.500%, due 11/01/14	1,500,000	1,553,796
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	4,825,000	5,359,089
MetLife, Inc.,
6.400%, due 12/15/36	1,035,000	996,808
Metropolitan Life Global Funding I,
2.000%, due 01/10/14[1]	1,675,000	1,665,566
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	2,150,000	2,217,061
Morgan Stanley,
6.625%, due 04/01/18	11,500,000	12,639,834
Motiva Enterprises LLC,
5.750%, due 01/15/20[1]	1,350,000	1,475,883
Mutual of Omaha Insurance Co.,
6.950%, due 10/15/40[1]	1,000,000	1,031,953
National Rural Utilities Cooperative Finance Corp.,
10.375%, due 11/01/18	330,000	450,574
Nationwide Mutual Insurance Co.,
8.250%, due 12/01/31[1]	1,500,000	1,623,613
NBC Universal, Inc.,
3.650%, due 04/30/15[1]	3,500,000	3,593,247
News America, Inc.,
6.200%, due 12/15/34	2,500,000	2,514,305
Norfolk Southern Corp.,
5.750%, due 04/01/18	880,000	986,529
7.700%, due 05/15/17	1,100,000	1,348,928
Northrop Grumman Corp.,
3.500%, due 03/15/21	1,000,000	927,047
NuStar Logistics LP,
7.650%, due 04/15/18	2,280,000	2,661,911
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	1,000,000	1,139,793
ONEOK, Inc.,
6.000%, due 06/15/35	1,070,000	1,040,896
Oracle Corp.,
5.375%, due 07/15/40[1]	1,100,000	1,070,648
Owens Corning,
6.500%, due 12/01/16	1,250,000	1,361,001
Pacific Bell Telephone Co.,
7.125%, due 03/15/26	4,000,000	4,523,036
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	975,000	1,015,985
Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]	900,000	1,182,997
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	1,450,000	1,534,097
Philip Morris International, Inc.,
5.650%, due 05/16/18	1,100,000	1,224,521
Principal Financial Group, Inc.,
7.875%, due 05/15/14	2,900,000	3,350,512
Progress Energy, Inc.,
7.050%, due 03/15/19	925,000	1,090,944
Prudential Financial, Inc., Series B
4.500%, due 11/15/20	1,000,000	979,504
7.375%, due 06/15/19	600,000	704,470
Series D,
5.400%, due 06/13/35	425,000	397,768
PSEG Power LLC,
8.625%, due 04/15/31	1,150,000	1,441,413
Public Service Electric & Gas,
2.700%, due 05/01/15	1,600,000	1,604,219
Qwest Corp.,
6.875%, due 09/15/33	2,075,000	2,077,594
7.625%, due 06/15/15	605,000	695,750
Reynolds American, Inc.,
7.625%, due 06/01/16	1,525,000	1,812,398
Roche Holdings, Inc.,
5.000%, due 03/01/14[1]	889,000	969,137

Safeway, Inc.,
5.800%, due 08/15/12	1,000,000	1,063,777
SBA Tower Trust,
4.254%, due 04/15/15[1]	1,765,000	1,839,163
Simon Property Group LP, REIT,
5.750%, due 12/01/15	1,120,000	1,245,644
Southwestern Electric Power Co.,
6.450%, due 01/15/19	1,700,000	1,897,186
Spectra Energy Capital LLC,
6.250%, due 02/15/13	1,900,000	2,057,128
Sprint Capital Corp.,
6.875%, due 11/15/28	1,165,000	1,074,713
SunTrust Bank,
7.250%, due 03/15/18	1,905,000	2,165,280
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	1,230,000	1,314,922
Time Warner Cable, Inc.,
6.750%, due 07/01/18	3,910,000	4,441,842
Time Warner, Inc.,
3.150%, due 07/15/15	2,075,000	2,101,436
7.625%, due 04/15/31	1,925,000	2,220,618
Tyco International Finance SA,
3.750%, due 01/15/18	740,000	740,804
4.625%, due 01/15/23	1,500,000	1,498,687
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	1,300,000	1,458,239
Valero Energy Corp.,
4.500%, due 02/01/15	840,000	883,951
7.500%, due 04/15/32	1,510,000	1,663,298
Verizon Communications, Inc.,
5.250%, due 04/15/13	1,000,000	1,077,643
Verizon New York, Inc., Series B,
7.375%, due 04/01/32	2,320,000	2,602,915
Wal-Mart Stores, Inc.,
3.250%, due 10/25/20	1,150,000	1,074,206
6.500%, due 08/15/37	2,185,000	2,487,037
Washington Mutual Bank,
0.000%, due 05/20/13[4]	1,325,000	1,656
5.500%, due 01/15/13[4]	12,075,000	15,094
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17[1,2,3,4,5,6]	8,300,000	166,000
Waste Management, Inc.,
4.750%, due 06/30/20	1,000,000	1,015,633
7.375%, due 05/15/29	1,025,000	1,218,567
WellPoint, Inc.,
4.350%, due 08/15/20	500,000	498,834
6.800%, due 08/01/12	1,105,000	1,182,129
Wells Fargo & Co.,
3.676%, due 06/15/16	6,220,000	6,256,760
Williams Cos., Inc.,
8.750%, due 03/15/32	650,000	841,232
WM Wrigley Jr. Co.,
3.700%, due 06/30/14[1]	1,350,000	1,380,780
Wyeth,
5.500%, due 02/01/14	1,775,000	1,957,415
Xerox Corp.,
6.350%, due 05/15/18	2,450,000	2,770,154

Total United States corporate bonds		318,680,350

Total corporate bonds
(cost $407,358,293)		400,233,546

Asset-backed security — 0.29%
United States — 0.29%
Continental Airlines, Inc., Series A,
7.250%, due 11/10/19
(cost $1,312,705)	1,312,705	1,417,722

Collateralized debt obligation — 0.05%
United States — 0.05%
Foxe Basin CLO Ltd.,
Series 2003-1A, Class A2,
1.210%, due 12/15/15[1,2,5,6]
(cost $222,924)	242,312	235,864

Commercial mortgage-backed securities — 0.53%
United States — 0.53%
Delta Air Lines 2010-2 Class A Pass Through Trust,
4.950%, due 05/23/19	915,000	915,000
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4B,
5.808%, due 08/12/45[1,2]	1,650,000	1,689,986

Total commercial mortgage-backed securities
(cost $2,542,313)		2,604,986

Municipal bonds — 3.32%
Chicago Transit Authority,
Series 2008, Class B,
6.899%, due 12/01/40	500,000	492,025
Series 2008-A,
6.899%, due 12/01/40	830,000	816,761
Commonwealth of Pennsylvania GO Unlimited,
Series 2010, Class B,
5.350%, due 05/01/30	1,000,000	959,550
County of Clark NV,
Series 2009,
6.881%, due 07/01/42	1,100,000	1,095,776
Greater Chicago Metropolitan Water Reclamation District, GO,
Series 2009,
5.720%, due 12/01/38	1,000,000	992,010
Illinois State Taxable Pension,
Series 2003,
5.100%, due 06/01/33	750,000	606,623
Los Angeles Unified School District,
Series 2010,
6.758%, due 07/01/34	2,430,000	2,543,238
Metropolitan Government of Nashville & Davidson County Tennessee Convention Center
Authority Revenue Bonds,
Series 2010, Class B,
6.731%, due 07/01/43	400,000	391,508
New Jersey State Turnpike Authority Revenue Bonds, Class F,
7.414%, due 01/01/40	500,000	559,765
New York City Transitional Finance Authority,
Series 2010,
5.267%, due 05/01/27	1,000,000	1,025,880
New York State Urban Development Corp. Revenue Bonds,
5.770%, due 03/15/39	1,115,000	1,122,694
State of California, GO,
6.650%, due 03/01/22	770,000	832,709
7.300%, due 10/01/39	820,000	870,249
Series 2009,
7.550%, due 04/01/39	1,740,000	1,900,080
State of Illinois, GO,
Series 2010,
4.071%, due 01/01/14	1,250,000	1,257,087
4.421%, due 01/01/15	900,000	898,434

Total municipal bonds
(cost $16,493,149)		16,364,389

US government obligations — 6.48%
US Treasury Bonds,
4.250%, due 11/15/40	4,050,000	3,873,444
US Treasury Notes,
0.625%, due 01/31/13	8,915,000	8,898,980
2.000%, due 01/31/16	5,200,000	5,162,217
2.125%, due 02/29/16	10,810,000	10,776,219
3.625%, due 02/15/21	3,185,000	3,230,287

Total US government obligations
(cost $32,070,854)		31,941,147

Non-US government obligations — 3.58%
Brazil — 1.21%
Brazilian Government International Bond,
8.875%, due 04/15/24	750,000	1,016,250
10.500%, due 07/14/14	3,900,000	4,927,650

		5,943,900

Italy — 0.82%
Republic of Italy,
2.125%, due 10/05/12	4,000,000	4,034,864

Mexico — 0.87%
United Mexican States, Series A,
5.875%, due 01/15/14	3,900,000	4,280,250

Panama — 0.27%
Republic of Panama,
7.250%, due 03/15/15	1,125,000	1,307,812

Poland — 0.20%
Republic of Poland,
3.875%, due 07/16/15	1,000,000	1,008,750

South Africa — 0.21%
Republic of South Africa,
5.500%, due 03/09/20	1,000,000	1,058,500

Total Non-US government obligations
(cost $16,892,221)		17,634,076

Supranational bonds — 1.77%
European Investment Bank,
1.250%, due 09/17/13	6,740,000	6,748,910
2.500%, due 05/16/16	2,000,000	1,992,718

Total supranational bonds
(cost $8,714,489)		8,741,628

Total bonds
(cost $485,606,948)		479,173,358

	Shares

Preferred stock — 0.02%
Ally Financial, Inc.,
7.000%[1,7]
(cost $100,933)	124	115,382

Short-term investment — 0.85%
Investment company — 0.85%
UBS Cash Management Prime Relationship Fund[8]
(cost $4,164,968)	4,164,968	4,164,968

Total investments — 98.09%
(cost $489,872,849)		483,453,708
Cash and other assets, less liabilities — 1.91%		9,420,914

Net assets — 100.00%		$492,874,622

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$21,401,886
Gross unrealized depreciation	(27,821,027)

Net unrealized depreciation of investments	$(6,419,141)

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $36,339,429 or 7.37% of net assets.
[2]	Variable or floating rate security — The interest rate shown is the current rates as of March 31, 2011 and changes periodically.
[3]	Perpetual bond security. The maturity date reflects the next call date.
[4]	Security is in default.
[5]	Security is illiquid. At March 31, 2011, the value of these securities amounted to $401,864 or 0.08% of net assets.
[6]	These securities, which represent 0.08% of net assets as of March 31, 2011, is considered restricted. (See restricted securities table below for more information.)

			Acquisition		03/31/11
			cost as a		Value as a
		Acquisition	percentage of	Value	percentage of
Restricted securities	Acquisition date	cost	net assets	03/31/11	net assets

Foxe Basin CLO Ltd.,
Series 2003-1A, Class A2,
1.210%, due 12/15/15	04/23/10	$452,500	0.09%	$235,864	0.05%
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	10/18/07-11/02/07	8,272,875	1.68	166,000	0.03

		$8,725,375	1.77%	$401,864	0.08%

[7]	This security is subject to a perpetual call and may be called in full or partially on or anytime after December 31, 2011.
[8]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Security description	Value 12/31/10	Purchases during the three months ended 03/31/11	Sales during the three months ended 03/31/11	Value 03/31/11	Income earned from affiliate for the three months ended 03/31/11

UBS Cash Management Prime Relationship Fund	$2,967,125	$55,701,733	$54,503,890	$4,164,968	$2,743

CLO	Collateralized loan obligations
GO	General Obligation
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
REIT	Real estate investment trust

Futures contracts
UBS Credit Bond Relationship Fund had the following open futures contracts as of March 31, 2011:

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Long Bond, 33 contracts (USD)	June 2011	$3,935,302	$3,966,188	$30,886
US Ultra Bond Futures, 142 contracts (USD)	June 2011	17,297,021	17,545,875	248,854
2 Year US Treasury Notes, 120 contracts (USD)	June 2011	26,158,318	26,175,000	16,682
US Treasury futures sell contracts:
5 Year US Treasury Notes, 252 contracts (USD)	June 2011	(29,788,144)	(29,430,844)	357,300
10 Year US Treasury Notes, 247 contracts (USD)	June 2011	(29,280,694)	(29,400,719)	(120,025)

Net unrealized appreciation on futures contracts				$533,697

Currency type abbreviations:
USD United States Dollar

Swaption activity for the three months ended March 31, 2011 for UBS Credit Bond Relationship Fund was as follows:

Amount of
premiums received

Swaptions outstanding at December 31, 2010	$18,900
Swaptions written	—
Swaptions terminated in closing purchase transactions	(18,900)
Swaptions expired prior to exercise	—

Swaptions outstanding at March 31, 2011	$—

Swap agreements
UBS Credit Bond Relationship Fund had an outstanding interest rate swap agreement with the following terms as of March 31, 2011:

					Payments	Upfront
	Notional		Termination	Payments made	received by	payments		Unrealized
Counterparty	amount		date	by the Fund[1]	the Fund[1,2]	received	Value	appreciation

Morgan Stanley	USD	15,075,000	12/19/40	3.9500%	0.3028%	$165,765	$650,023	$815,788

[1]	Payments received are based on the notional amount.
[2]	Rate based on 3 month LIBOR (USD BBA).

BBA	British Banker’s Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:
USD	United States Dollar

UBS Credit Bond Relationship Fund had outstanding credit default swap agreements with the following terms as of March 31, 2011:

Credit default swaps on corporate issues — buy protection1

				Payments	Payments	Upfront		Unrealized
		Notional	Termination	made by	received by	payments		appreciation/
Counterparty		amount	date	the Fund[2]	the Fund	received	Value	(depreciation)

Deutsche Bank AG	USD	3,790,000	03/20/14	1.0000%	—[3]	$32,977	$(42,446)	$(9,469)
Deutsche Bank AG	USD	2,400,000	12/20/15	1.0000	—[4]	57,308	(63,447)	(6,139)
Merrill Lynch International	USD	2,550,000	03/20/16	1.0000	—[5]	11,422	(1,817)	9,605

						$101,707	$(107,710)	$(6,003)

[1]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either
(i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or
(ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of referenced obligation.
[2]	Payments made are based on the notional amount.
[3]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions Inc., 6.500% bond, due 09/01/25.
[4]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Amgen Inc., 4.850% bond, due 11/18/14.
[5]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Allstate Corp., 6.750% bond, due 05/15/18.

Currency type abbreviation:
USD	United States Dollar

Credit default swaps on corporate issues – sell protection1

						Upfront
				Payments	Payments	payments		Unrealized
			Termination	made by the	received by	(made)/		appreciation/	Credit
Counterparty	Notional amount		date	Fund	the Fund[2]	received	Value	depreciation	spread[3]

Citigroup Global Markets Ltd.	USD	1,250,000	03/20/15	—[4]	1.0000%	$47,931	$(10,310)	$37,621	1.2230%
Deutsche Bank AG	USD	2,400,000	12/20/15	—[5]	1.0000	(54,876)	48,395	(6,481)	0.5620
Deutsche Bank AG	USD	2,500,000	03/20/16	—[6]	1.0000	44,716	(25,159)	19,557	1.2210
Goldman Sachs International	USD	2,050,000	09/20/14	—[4]	5.0000	(222,900)	275,152	52,252	1.0690
Goldman Sachs International	USD	2,150,000	06/20/15	—[7]	1.0000	(25,064)	53,501	28,437	0.4010
JP Morgan Chase Bank	USD	6,000,000	06/20/11	—[8]	3.1500	—	46,938	46,938	0.0970
Merrill Lynch International	USD	2,000,000	06/20/15	—[9]	1.0000	87,895	4,607	92,502	0.9500
Merrill Lynch International	USD	2,550,000	03/20/16	—[10]	1.0000	12,984	(6,556)	6,428	1.0610

						$(109,314)	$386,568	$277,254

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or
(ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments received are based on the notional amount.
[3]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
[4]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Metlife Inc., 5.000% bond, due 06/15/15.
[5]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Pfizer Inc., 4.650% bond, due 03/01/18.
[6]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions Inc., 6.500% bond, due 09/01/25.
[7]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Deere & Co, 6.950% bond, due 04/25/14.
[8]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the HSBC Finance Corp., 7.000% bond, due 05/15/12.
[9]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the General Electric Capital Corp., 5.625% bond, due 09/15/17.
[10]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Travelers, 5.900% bond, due 06/02/19.

Currency type abbreviation:
USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$400,067,546	$166,000	$400,233,546
Asset-backed security	—	1,417,722	—	1,417,722
Collateralized debt obligation	—	—	235,864	235,864
Commercial mortgage-backed security	—	2,604,986	—	2,604,986
Municipal bonds	—	16,364,389	—	16,364,389
US government obligations	—	31,941,147	—	31,941,147
Non-US government obligations	—	17,634,076	—	17,634,076
Supranational bonds	—	8,741,628	—	8,741,628
Preferred stock	—	115,382	—	115,382
Short-term investment	—	4,164,968	—	4,164,968
Other financial instruments[1]	533,697	928,881	—	1,462,578

Total	$533,697	$483,980,725	$401,864	$484,916,286

[1]	Other financial instruments include open futures contracts and swap agreements.

Level 3 Rollforward Disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

		Collateralized debt
	Corporate bonds	obligation	Total

Assets
Beginning balance	$186,750	$476,050	$662,800
Purchases	—	—	—
Issuances	—	—	—
Sales	—	(257,688)	(257,688)
Settlements	—	—	—
Accrued discounts (premiums)	(1,604)	1,832	228
Total realized gain (loss)	(3,256)	20,812	17,556
Net change in unrealized appreciation/depreciation	(15,890)	(5,142)	(21,032)
Net transfers into Level 3	—	—	—
Net transfers out of Level 3	—	—	—

Ending balance	$166,000	$235,864	$401,864

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2011 was $(21,032).

UBS Global Corporate Bond Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2011

Bonds
Corporate bonds
Agriculture	1.26%
Beverages	2.09
Building materials	0.46
Capital markets	0.40
Chemicals	1.08
Commercial banks	23.78
Commercial services & supplies	1.11
Communications equipment	0.27
Computers & peripherals	0.23
Construction materials	0.53
Consumer finance	0.64
Diversified financial services	17.77
Diversified operations	0.88
Diversified telecommunication services	1.95
Electric utilities	7.34
Energy equipment & services	0.70
Engineering & construction	0.78
Food & staples retailing	1.39
Gas utilities	1.56
Health care providers & services	0.34
Insurance	6.92
Leisure equipment & products	0.40
Media	4.10
Metals & mining	1.82
Miscellaneous manufacturing	0.33
Multiline retail	0.46
Oil, gas & consumable fuels	5.35
Pharmaceuticals	1.74
Pipelines	0.93
Real estate investment trust (REIT)	0.54
Real estate management & development	0.34
Specialty retail	0.15
Telecommunications	0.55
Tobacco	1.89
Transportation	0.85
Water utilities	0.64
Wireless telecommunication services	4.17

Total corporate bonds	95.74%
Non-US government obligation	1.35
Supranational bond	0.27

Total bonds	97.36%
Short-term investment	1.22

Total investments	98.58%
Cash and other assets, less liabilities	1.42

Net assets	100.00%

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
March 31, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds — 97.36%
Corporate bonds — 95.74%
Australia — 1.68%
Commonwealth Bank of Australia,
3.500%, due 03/19/15[1]		$750,000	$767,796
National Australia Bank Ltd.,
4.000%, due 07/13/20	EUR	750,000	1,013,685
Westpac Banking Corp.,
3.000%, due 08/04/15		$750,000	748,138
4.200%, due 02/27/15		200,000	209,272

Total Australia corporate bonds			2,738,891

Belgium — 0.26%
Fortis Bank NV,
6.500%, due 09/26/11[2,4]	EUR	300,000	420,908

Canada — 2.92%
Bank of Montreal,
6.020%, due 05/02/18	CAD	430,000	498,734
Bank of Nova Scotia,
4.100%, due 06/08/17		860,000	899,580
Canadian Imperial Bank of Commerce
3.400%, due 01/14/16		580,000	595,662
Greater Toronto Airports Authority,
6.980%, due 10/15/32		285,000	358,697
Hydro One, Inc.,
5.360%, due 05/20/36		335,000	356,724
Royal Bank of Canada,
3.660%, due 01/25/17		805,000	828,781
Suncor Energy, Inc.,
6.500%, due 06/15/38		$400,000	431,808
Toronto-Dominion Bank,
3.367%, due 11/02/20	CAD	775,000	783,042

Total Canada corporate bonds			4,753,028

Cayman Islands — 2.43%
Hutchison Whampoa International Ltd.,
7.625%, due 04/09/19[1]		$1,200,000	1,436,142
New York Life Funding,
5.125%, due 02/03/15	GBP	250,000	423,289
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	400,000	532,313
Transocean, Inc.,
6.000%, due 03/15/18		$100,000	107,968
6.800%, due 03/15/38		550,000	578,196
Vale Overseas Ltd.,
5.625%, due 09/15/19		650,000	680,692
6.875%, due 11/10/39		190,000	203,090

Total Cayman Islands corporate bonds			3,961,690

China — 0.77%
Standard Chartered Bank Hong Kong Ltd.,
0.553%, due 04/13/17[2]		1,300,000	1,256,311

France — 5.00%
Autoroutes du Sud de la France,
5.625%, due 07/04/22	EUR	200,000	300,677
AXA SA,
5.250%, due 04/16/40[2]		150,000	191,685
6.667%, due 07/06/16[2,4]	GBP	500,000	731,916

Banque Federative du Credit Mutuel,
0.509%, due 09/27/16[2]		$500,000	488,808
4.471%, due 10/28/15[2,4]	EUR	400,000	493,186
Banque PSA Finance,
8.500%, due 05/04/12		450,000	676,071
BNP Paribas,
5.750%, due 01/24/22	GBP	225,000	357,310
Casino Guichard Perrachon SA,
5.500%, due 01/30/15	EUR	150,000	225,101
CNP Assurances,
6.875%, due 09/30/41		500,000	698,198
Credit Agricole SA,
5.136%, due 12/31/49[2,4]	GBP	550,000	763,639
Credit Logement SA,
2.324%, due 03/16/11[2,4]	EUR	200,000	235,255
Electricite de France,
6.950%, due 01/26/39[1]		$300,000	348,796
Lafarge SA,
5.375%, due 11/29/18	EUR	620,000	870,244
Natixis,
0.553%, due 01/15/19[2]		$1,000,000	859,455
Societe Generale,
1.273%, due 06/07/17[2]	EUR	250,000	337,601
4.196%, due 01/26/15[2,4]		450,000	564,400

Total France corporate bonds			8,142,342

Germany — 1.43%
Bayer AG,
5.000%, due 07/29/05[2]		300,000	421,971
Commerzbank AG,
4.750%, due 01/26/15		210,000	308,270
6.375%, due 03/22/19		350,000	464,588
Deutsche Bank AG,
6.000%, due 09/01/17		$350,000	388,019
Kreditanstalt fuer Wiederaufbau,
2.050%, due 02/16/26	JPY	33,000,000	408,384
RWE AG,
4.625%, due 12/31/49[2,4]	EUR	250,000	341,017

Total Germany corporate bonds			2,332,249

Ireland — 1.63%
Allied Irish Banks PLC,
4.500%, due 10/01/12		200,000	223,917
GE Capital European Funding,
6.025%, due 03/01/38		565,000	833,556
GE Capital UK Funding,
6.000%, due 04/11/13	GBP	600,000	1,021,432
Iberdrola Finance Ireland Ltd.,
5.000%, due 09/11/19[1]		$600,000	583,732

Total Ireland corporate bonds			2,662,637

Italy — 1.70%
Banca Monte dei Paschi di Siena SpA,
5.750%, due 09/30/16	GBP	150,000	206,942
Banco Popolare,
4.125%, due 10/22/14	EUR	250,000	351,143
Intesa Sanpaolo SpA,
6.625%, due 05/08/18		400,000	559,167
Telecom Italia SpA,
1.888%, due 06/07/16[2]		250,000	335,516
4.693%, due 11/11/19		500,000	697,564
7.375%, due 12/15/17	GBP	350,000	614,394

Total Italy corporate bonds			2,764,726

Jersey, Channel Islands — 0.91%
BAA Funding Ltd.,
Series I, Class A5, 3.975%, due 02/15/12[3]	EUR	770,000	1,101,753
6.750%, due 12/03/26	GBP	100,000	173,438
HSBC Capital Funding LP,
5.369%, due 03/24/14[2,4]	EUR	150,000	209,391

Total Jersey, Channel Islands corporate bonds			1,484,582

Luxembourg — 2.85%
ArcelorMittal,
9.000%, due 02/15/15		$950,000	1,137,067
Enel Finance International SA,
5.625%, due 08/14/24	GBP	900,000	1,407,846
6.000%, due 10/07/39[1]		$300,000	272,810
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13	GBP	500,000	852,231
Holcim US Finance Sarl & Cie SCS,
6.000%, due 12/30/19[1]		$200,000	209,613
Telecom Italia Finance SA,
7.750%, due 01/24/33	EUR	500,000	758,238

Total Luxembourg corporate bonds			4,637,805

Mexico — 0.47%
America Movil SAB de CV,
3.625%, due 03/30/15		$750,000	771,725

Netherlands — 6.30%
Alliander Finance BV,
5.500%, due 04/20/16	EUR	600,000	922,322
Allianz Finance II BV,
Series XW, 4.375%, due 12/31/49[2,4]		250,000	317,028
5.750%, due 07/08/41[2]		1,000,000	1,373,635
CRH Finance BV,
7.375%, due 05/28/14		350,000	545,220
Daimler International Finance BV,
7.875%, due 01/16/14		650,000	1,035,342
E.ON International Finance BV,
6.000%, due 10/30/19	GBP	200,000	355,519
EDP Finance BV,
4.750%, due 09/26/16	EUR	200,000	258,391
5.375%, due 11/02/12[1]		$650,000	663,939
ELM BV for Swiss Reinsurance Co.,
5.252%, due 05/25/16[2,4]	EUR	850,000	1,072,112
Koninklijke KPN NV,
4.750%, due 01/17/17		850,000	1,249,974
Rabobank Nederland NV,
5.875%, due 05/20/19		250,000	374,958
Repsol International Finance BV,
4.750%, due 02/16/17		150,000	216,515
Royal Bank of Scotland NV,
1.010%, due 03/09/15[2]		$800,000	699,018
Scotland International Finance BV,
4.250%, due 05/23/13[1]		650,000	640,668
Siemens Financieringsmaatschappij NV,
6.125%, due 09/14/66[2]	GBP	322,000	533,986

Total Netherlands corporate bonds			10,258,627

Norway — 0.23%
DnB NOR Bank ASA,
4.500%, due 05/29/14	EUR	250,000	367,867

Qatar — 0.57%
Qtel International Finance Ltd.,
6.500%, due 06/10/14[1]		$850,000	931,813

South Korea — 0.94%
GS Caltex Corp.,
5.500%, due 04/24/17[3]		400,000	418,600
Hyundai Capital Services, Inc.,
4.375%, due 07/27/16[1]		1,100,000	1,105,844

Total South Korea corporate bonds			1,524,444

Spain — 1.92%
Abertis Infraestructuras SA,
4.625%, due 10/14/16	EUR	150,000	202,252
BBVA Senior Finance SAU,
3.250%, due 04/23/15		300,000	402,717
Gas Natural Capital Markets SA,
5.250%, due 07/09/14		650,000	950,626
Santander Issuances S.A Unipersonal,
1.400%, due 07/25/17[2]		600,000	805,347
Telefonica Emisiones SAU,
5.289%, due 12/09/22	GBP	500,000	767,425

Total Spain corporate bonds			3,128,367

Sweden — 1.06%
Nordea Bank AB,
4.000%, due 06/29/20	EUR	700,000	950,060
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]		$750,000	785,797

Total Sweden corporate bonds			1,735,857

Switzerland — 1.40%
Credit Suisse AG,
5.400%, due 01/14/20		900,000	908,978
Credit Suisse/London,
4.750%, due 08/05/19	EUR	950,000	1,365,769

Total Switzerland corporate bonds			2,274,747

United Kingdom — 15.33%
Abbey National Treasury Services PLC,
3.875%, due 11/10/14[1]		$400,000	399,509
Aviva PLC,
4.729%, due 11/28/14[2,4]	EUR	600,000	752,703
5.250%, due 10/02/23[2]		400,000	569,714
B.A.T. International Finance,
6.000%, due 06/29/22	GBP	100,000	168,686
9.500%, due 11/15/18[1]		$800,000	1,058,106
Barclays Bank PLC,
0.510%, due 09/11/17[2]		1,000,000	956,364
4.750%, due 03/15/20[2,4]	EUR	200,000	206,203
4.875%, due 12/15/14[2,4]		630,000	765,607
5.750%, due 08/17/21	GBP	200,000	323,846
6.625%, due 03/30/22	EUR	650,000	925,036
BP Capital Markets PLC,
3.875%, due 03/10/15		$1,050,000	1,090,287
British Sky Broadcasting Group PLC,
9.500%, due 11/15/18[1]		500,000	659,417
British Telecommunications PLC,
8.750%, due 12/07/16	GBP	550,000	1,048,326
Friends Provident Group PLC,
12.000%, due 05/21/21		143,000	294,628
HSBC Holdings PLC,
5.100%, due 04/05/21		$460,000	462,360
6.500%, due 09/15/37		1,500,000	1,529,619

Imperial Tobacco Finance PLC,
8.375%, due 02/17/16	EUR	325,000	546,119
9.000%, due 02/17/22	GBP	700,000	1,424,820
Lloyds Banking Group PLC,
5.875%, due 07/08/14	EUR	500,000	722,022
Lloyds TSB Bank PLC,
1.297%, due 07/09/16[2]		650,000	802,195
4.500%, due 09/15/14		150,000	212,020
6.500%, due 03/24/20		350,000	471,490
Marks & Spencer PLC,
6.250%, due 12/01/17[1]		$700,000	742,422
National Grid Gas PLC,
6.000%, due 06/07/17	GBP	150,000	265,194
Nationwide Building Society,
4.650%, due 02/25/15[1]		$650,000	658,481
Old Mutual PLC,
4.500%, due 01/18/17[2]	EUR	400,000	548,143
OTE PLC,
6.000%, due 02/12/15[5]		90,000	124,678
Royal Bank of Scotland PLC,
4.875%, due 03/16/15		$550,000	571,656
7.500%, due 04/29/24	GBP	700,000	1,202,895
SABMiller PLC,
4.500%, due 01/20/15	EUR	400,000	584,524
Scottish & Southern Energy PLC,
5.453%, due 09/20/49[2,4]	GBP	350,000	546,086
Standard Chartered Bank PLC,
3.850%, due 04/27/15[1]		$500,000	511,683
Tesco PLC,
6.125%, due 02/24/22	GBP	195,000	334,670
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37		450,000	681,323
Vodafone Group PLC,
5.750%, due 03/15/16		$700,000	781,662
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16	GBP	550,000	924,705
WPP PLC,
6.625%, due 05/12/16	EUR	700,000	1,102,593

Total United Kingdom corporate bonds			24,969,792

United States — 45.94%
Abbott Laboratories,
6.000%, due 04/01/39		$400,000	433,220
Alcoa, Inc.,
6.150%, due 08/15/20		900,000	951,051
Alltel Corp.,
7.875%, due 07/01/32		500,000	646,292
Altria Group, Inc.,
9.250%, due 08/06/19		1,000,000	1,305,072
American Honda Finance Corp.,
3.875%, due 09/16/14		350,000	505,564
American International Group, Inc.,
3.650%, due 01/15/14		750,000	762,855
5.850%, due 01/16/18		600,000	624,982
Anadarko Petroleum Corp.,
7.625%, due 03/15/14		1,000,000	1,141,577
Anheuser-Busch InBev Worldwide, Inc.,
7.750%, due 01/15/19		1,650,000	2,030,008
AT&T, Inc.,
5.350%, due 09/01/40[1]		2,371,000	2,123,811
Bank of America Corp.,
4.000%, due 03/28/18[2]	EUR	750,000	987,189
5.650%, due 05/01/18		$770,000	804,713
6.000%, due 09/01/17		1,100,000	1,178,978
7.375%, due 05/15/14		900,000	1,016,392
Cameron International Corp.,
6.375%, due 07/15/18		400,000	449,129

Capital One Bank USA N.A.,
8.800%, due 07/15/19		400,000	502,944
CBS Corp.,
8.875%, due 05/15/19		400,000	502,281
Citigroup, Inc.,
4.750%, due 05/31/17[2]	EUR	875,000	1,181,168
6.000%, due 08/15/17		$2,800,000	3,041,923
Comcast Corp.,
5.700%, due 07/01/19		800,000	866,906
6.300%, due 11/15/17		700,000	790,472
ConocoPhillips,
4.600%, due 01/15/15		400,000	435,934
CSX Corp.,
7.375%, due 02/01/19		850,000	1,027,280
Dell, Inc.,
5.400%, due 09/10/40		400,000	371,156
DirecTV Holdings LLC,
7.625%, due 05/15/16		900,000	992,250
Dow Chemical Co.,
5.900%, due 02/15/15		1,200,000	1,330,031
Duke Energy Corp.,
5.050%, due 09/15/19		400,000	416,616
Energy Transfer Partners LP,
9.000%, due 04/15/19		300,000	378,997
9.700%, due 03/15/19		350,000	456,834
Enterprise Products Operating LLC,
3.700%, due 06/01/15		340,000	350,298
Series I, 5.000%, due 03/01/15		300,000	321,206
Series O, 9.750%, due 01/31/14		250,000	299,564
Erac International Finance LLC,
5.250%, due 10/01/20[1]		250,000	257,417
ERP Operating LP, REIT,
5.750%, due 06/15/17		800,000	880,792
FirstEnergy Solutions Corp.,
6.050%, due 08/15/21		700,000	725,344
Florida Power & Light Co.,
5.650%, due 02/01/37		250,000	257,992
General Electric Capital Corp.,
0.429%, due 12/20/13[2]		450,000	445,170
Series A, 3.750%, due 11/14/14		500,000	520,946
6.000%, due 08/07/19		1,400,000	1,528,472
Series A, 6.750%, due 03/15/32		1,535,000	1,686,721
Georgia Power Co.,
5.400%, due 06/01/40		850,000	836,685
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38		1,350,000	1,521,542
Goldman Sachs Group, Inc.,
4.375%, due 03/16/17	EUR	600,000	830,548
6.150%, due 04/01/18		$600,000	650,506
7.500%, due 02/15/19		1,950,000	2,265,089
Hasbro, Inc.,
6.350%, due 03/15/40		650,000	651,684
Home Depot, Inc.,
4.400%, due 04/01/21		240,000	239,615
HSBC Finance Corp.,
0.573%, due 04/24/12[2]		350,000	349,486
0.653%, due 07/19/12[2]		250,000	249,251
0.660%, due 09/14/12[2]		350,000	348,292
JPMorgan Chase & Co.,
4.950%, due 03/25/20		2,850,000	2,897,455
5.150%, due 10/01/15		240,000	257,089
6.300%, due 04/23/19		700,000	774,821
Kinder Morgan Energy Partners LP,
9.000%, due 02/01/19		600,000	761,504
Kraft Foods, Inc.,
5.375%, due 02/10/20		1,600,000	1,689,194
Merck & Co., Inc.,
6.550%, due 09/15/37		750,000	886,341
MetLife, Inc.,
7.717%, due 02/15/19		1,150,000	1,397,911

Morgan Stanley,
5.450%, due 01/09/17		1,200,000	1,265,042
5.950%, due 12/28/17		2,330,000	2,502,742
Motorola Solutions, Inc.,
6.000%, due 11/15/17		400,000	437,762
NBC Universal, Inc.,
4.375%, due 04/01/21[1]		550,000	526,565
News America, Inc.,
6.900%, due 03/01/19		200,000	233,084
NuStar Logistics LP,
7.650%, due 04/15/18		600,000	700,503
Oncor Electric Delivery Co. LLC,
6.375%, due 01/15/15		500,000	561,130
ONEOK Partners LP,
8.625%, due 03/01/19		250,000	314,455
Pacific Gas & Electric Co.,
6.050%, due 03/01/34		400,000	416,814
PacifiCorp,
6.000%, due 01/15/39		700,000	752,816
Pemex Project Funding Master Trust,
5.500%, due 02/24/25[3]	EUR	600,000	819,794
PepsiCo, Inc.,
3.125%, due 11/01/20		$850,000	783,522
PNC Funding Corp.,
5.125%, due 02/08/20		500,000	526,286
PPL Electric Utilities Corp.,
6.250%, due 05/15/39		150,000	165,121
Principal Financial Group, Inc.,
8.875%, due 05/15/19		400,000	508,416
Prudential Financial, Inc.,
4.500%, due 11/15/20		100,000	97,950
7.375%, due 06/15/19		680,000	798,399
Republic Services, Inc.,
5.250%, due 11/15/21		600,000	628,111
Reynolds American, Inc.,
7.750%, due 06/01/18		550,000	643,589
Sempra Energy,
6.000%, due 10/15/39		400,000	407,261
SLM Corp.,
1.343%, due 11/15/11[2]	EUR	900,000	1,245,797
Southwestern Electric Power Co.,
6.200%, due 03/15/40		$600,000	598,530
Time Warner Cable, Inc.,
6.750%, due 06/15/39		200,000	209,114
8.250%, due 04/01/19		650,000	791,849
Unicredito Italiano Capital Trust IV,
5.396%, due 10/27/15[2,4]	GBP	400,000	522,982
Valero Energy Corp.,
10.500%, due 03/15/39		$900,000	1,269,565
Virginia Electric and Power Co.,
8.875%, due 11/15/38		400,000	580,141
Wachovia Corp.,
5.500%, due 05/01/13		700,000	754,373
Waste Management, Inc.,
6.125%, due 11/30/39		320,000	332,130
7.375%, due 03/11/19		300,000	361,196
WEA Finance LLC,
5.750%, due 09/02/15[1]		500,000	548,547
WellPoint, Inc.,
4.350%, due 08/15/20		550,000	548,718
Wells Fargo & Co.,
3.625%, due 04/15/15		700,000	721,527
5.625%, due 12/11/17		1,100,000	1,201,440
Xcel Energy, Inc.,
4.700%, due 05/15/20		900,000	926,590

Total United States corporate bonds			74,838,421

Total corporate bonds
(cost $150,835,829)			155,956,829

Non-US government obligation — 1.35%
Spain — 1.35%
Spain Government Bond,
4.700%, due 07/30/41
(cost $2,119,893)	EUR	1,900,000	2,203,285

Supranational bond — 0.27%
European Investment Bank,
1.400%, due 06/20/17
(cost $396,739)	JPY	35,000,000	440,830

Total bonds
(cost $153,352,461)			158,600,944

	Shares

Short-term investment — 1.22%
Investment company — 1.22%
UBS Cash Management Prime Relationship Fund[6]
(cost $1,986,213)		1,986,213	1,986,213

Total investments — 98.58%
(cost $155,338,674)			160,587,157
Cash and other assets, less liabilities — 1.42%
			2,314,645

Net assets — 100.00%			$162,901,802

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,379,208
Gross unrealized depreciation	(1,130,725)

Net unrealized appreciation of investments	$5,248,483

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $15,232,908 or 9.35% of net assets.
[2]	Variable or floating rate security. The interest rate shown is the current rates as of March 31, 2011 and changes periodically.
[3]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2011, the value of these securities amounted to $2,340,147 or 1.44% of net assets.
[4]	Perpetual bond security. The maturity date reflects the next call date.
[5]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2011. Maturity date disclosed is the ultimate maturity date.
[6]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/10	03/31/11	03/31/11	03/31/11	03/31/11

UBS Cash Management Prime Relationship Fund	$307,463	$11,892,741	$10,213,991	$1,986,213	$848

GE	General Electric
REIT	Real estate investment trust

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

Forward foreign currency contracts
UBS Global Corporate Bond Relationship Fund had the following open forward foreign currency contracts as of March 31, 2011:

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

Goldman Sachs International	GBP	10,395,000	USD	16,864,536	06/20/11	$206,514
JPMorgan Chase Bank	CAD	4,225,000	USD	4,262,609	06/20/11	(87,889)
JPMorgan Chase Bank	EUR	1,745,000	USD	2,444,225	06/20/11	(25,008)
JPMorgan Chase Bank	GBP	460,000	USD	737,974	06/20/11	822
JPMorgan Chase Bank	JPY	77,600,000	USD	937,658	06/20/11	4,271
JPMorgan Chase Bank	USD	464,736	EUR	330,000	06/20/11	2,225
JPMorgan Chase Bank	USD	1,041,108	EUR	735,000	06/20/11	(1,059)
JPMorgan Chase Bank	USD	916,885	GBP	575,000	06/20/11	4,555
Morgan Stanley & Co. Inc.	EUR	29,090,000	USD	39,880,208	06/20/11	(1,283,111)

Net unrealized depreciation on forward foreign currency contracts						$(1,178,680)

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

Futures contracts
UBS Global Corporate Bond Relationship Fund had the following open futures contracts as of March 31, 2011:

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
5 Year US Treasury Notes, 35 contracts (USD)	June 2011	$4,089,038	$4,087,617	$(1,421)
US Treasury futures sell contracts:
10 Year US Treasury Notes, 215 contracts (USD)	June 2011	(25,498,206)	(25,591,719)	(93,513)
Interest rate futures buy contracts:
Euro-Bund, 38 contracts (EUR)	June 2011	6,569,414	6,531,365	(38,049)
Long Gilt, 3 contracts (GBP)	June 2011	559,006	563,892	4,886
Interest rate futures sell contracts:
Euro-Buxl, 18 contracts (EUR)	June 2011	(2,616,754)	(2,595,347)	21,407

Net unrealized depreciation on futures contracts				$(106,690)

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

Swap agreements
UBS Global Corporate Bond Relationship Fund had outstanding credit default swap agreements with the following terms as of March 31, 2011:

Credit default swaps on credit indices — buy protection1

			Termination	Payments made	Payments received	Upfront payments		Unrealized
Counterparty	Notional amount		date	by the Fund[2]	by the Fund	(made)/received	Value	(depreciation)

Barclays Bank PLC	USD	3,250,000	06/20/16	1.0000%	—[3]	$4,235	$(8,860)	$(4,625)
Morgan Stanley	EUR	2,300,000	06/20/16	1.0000	—[4]	(6,648)	3,364	(3,284)

						$(2,413)	$(5,496)	$(7,909)

[1]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments made are based on the notional amount.
[3]	Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 16 Index.
[4]	Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones iTraxx Europe Series 15 Index.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

Credit default swaps on credit indices — sell protection1

			Termination	Payments made	Payments received	Upfront payments		Unrealized	Credit
Counterparty	Notional amount		date	by the Fund[2]	by the Fund[3]	received	Value	appreciation	spread[4]

JPMorgan Chase Bank	USD	875,000	12/20/15	—	1.0000%	$3,062	$6,970	$10,032	0.8300%

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[2]	Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG. Series 15 Index.
[3]	Payments received are based on the notional amount.
[4]	Credit spreads represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

Currency type abbreviation:
USD	United States Dollar

Credit default swaps on corporate issues — buy protection1

							Upfront
				Payments	Payments		payments		Unrealized
			Termination	made by the	received by		(made)/		appreciation/
Counterparty	Notional amount		date	Fund[2]	the Fund		received	Value	(depriciation)

Barclays Bank PLC	EUR	1,180,000	06/20/16	1.0000%	—	[3]	$ 38,211	$ (34,855)	$ 3,356
Barclays Bank PLC	EUR	590,000	06/20/16	1.0000	—	[4]	(7,002)	4,773	(2,229)
Deutsche Bank AG	USD	1,295,000	03/20/14	1.0000	—	[5]	12,254	(11,173)	1,081
Deutsche Bank AG	USD	800,000	06/20/16	1.0000	—	[6]	(14,645)	14,812	167
Goldman Sachs International	EUR	1,250,000	12/20/15	1.0000	—	[7]	(31,489)	(8,103)	(39,592)
Goldman Sachs International	USD	2,610,000	03/20/14	1.0000	—	[8]	28,878	(29,231)	(353)
Goldman Sachs International	USD	1,320,000	03/20/16	1.0000	—	[9]	5,912	184	6,096
JPMorgan Chase Bank	EUR	2,000,000	03/20/14	5.0000	—	[10]	322,287	(293,498)	28,789
JPMorgan Chase Bank	EUR	590,000	06/20/16	1.0000	—	[4]	(7,770)	4,773	(2,997)
JPMorgan Chase Bank	USD	1,265,000	03/20/14	1.0000	—	[5]	10,811	(10,914)	(103)
JPMorgan Chase Bank	USD	1,750,000	12/20/15	1.0000	—	[11]	52,697	(50,190)	2,507
JPMorgan Chase Bank	USD	1,320,000	03/20/16	1.0000	—	[9]	5,912	184	6,096

							$416,056	$(413,238)	$ 2,818

[1]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments made are based on the notional amount.
[3]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Centrica PLC 7.000% bond, due 09/19/18.
[4]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Legal & General Finance PLC 5.875% bond, due 12/11/31.
[5]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Computer Sciences Corp 6.500% bond, due 03/15/18.
[6]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Prudential Financial Inc 4.500% bond, due 07/15/13.
[7]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the St-Gobain Nederland BV 5.000% bond, due 04/25/14.
[8]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions Inc 6.500% bond, due 09/01/25.
[9]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Allstate Corp 6.750% bond, due 05/15/18.
[10]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the ITV PLC 5.375% bond, due 10/19/15.
[11]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Lockheed Martin Corp. 7.650% bond, due 01/05/16.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

Credit default swaps on corporate issues — sell protection1

									Unrealized
			Termination	Payments made		Payments received	Upfront payments		appreciation/	Credit
Counterparty	Notional amount		date	by the Fund		by the Fund[2]	(made)/received	Value	(depreciation)	spread[4]

Barclays Bank PLC	EUR	590,000	06/20/16	—	[4]	1.0000%	$ 30,935	$ (26,414)	$ 4,521	1.6850%
Barclays Bank PLC	EUR	1,180,000	06/20/16	—	[5]	1.0000	(24,017)	20,915	(3,102)	0.7470
Deutsche Bank AG	USD	870,000	03/20/16	—	[6]	1.0000	12,997	(15,576)	(2,579)	1.3890
Deutsche Bank AG	USD	800,000	06/20/16	—	[7]	1.0000	22,130	(19,918)	2,212	1.5210
Goldman Sachs International	EUR	1,250,000	12/20/15	—	[8]	1.0000	64,515	(14,316)	50,199	1.1920
Goldman Sachs International	USD	1,720,000	03/20/16	—	[9]	1.0000	17,298	(17,309)	(11)	1.2210
Goldman Sachs International	USD	880,000	03/20/16	—	[10]	1.0000	3,226	(2,707)	519	1.0610
JPMorgan Chase Bank	EUR	640,000	03/20/16	—	[11]	1.0000	19,046	(16,780)	2,266	1.4170
JPMorgan Chase Bank	EUR	1,260,000	03/20/16	—	[12]	5.0000	(248,224)	222,112	(26,112)	2.2210
JPMorgan Chase Bank	EUR	590,000	06/20/16	—	[4]	1.0000	30,935	(26,414)	4,521	1.6850
JPMorgan Chase Bank	USD	850,000	03/20/16	—	[6]	1.0000	13,871	(15,218)	(1,347)	1.3890
JPMorgan Chase Bank	USD	880,000	03/20/16	—	[10]	1.0000	3,226	(2,707)	519	1.0610

							$ (54,062)	$ 85,668	$ 31,606

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments received are based on the notional amount.
[3]	Credit spreads represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
[4]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Aegon NV 4.125% bond, due 12/08/14.
[5]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the E.ON International Finance BV 6.375% bond, due 05/29/17.
[6]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Computer Sciences Corp 6.500% bond, due 03/15/18.
[7]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the MetLife Inc 5.000% bond, due 06/15/15.
[8]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Holcim Finance Luxembourg SA 4.375% bond, due 12/09/14.
[9]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Solutions Inc 6.500% bond, due 09/01/25.
[10]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Travelers Cos Inc 5.900% bond, due 06/02/19.
[11]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the AXA SA 6.000% bond, due 06/18/13.
[12]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the ITV PLC 5.375% bond, due 10/19/15.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$155,956,829	$—	$155,956,829
Non-US government obligation	—	2,203,285	—	2,203,285
Supranational bond	—	440,830	—	440,830
Short-term investment	—	1,986,213	—	1,986,213
Other financial instruments[1]	(106,690)	(1,504,776)	—	(1,611,466)

Total	$(106,690)	$159,082,381	$—	$158,975,691

[1]	Other financial instruments include futures contracts, swap agreements and forward foreign currency contracts.

UBS High Yield Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2011

Bonds
Corporate bonds
Aerospace	1.15%
Air transportation	0.55
Automotive & auto parts distributors	3.01
Banks & thrifts	3.27
Broadcasting	1.91
Building materials	1.52
Cable TV	1.88
Capital goods	0.84
Chemicals	2.57
Consumer products	0.42
Containers	2.50
Diversified financial services	4.68
Diversified media	1.20
Electric utilities	4.83
Energy	11.63
Entertainment/film	0.43
Environmental	0.25
Food & drug retail	0.58
Food/beverage/tobacco	1.84
Gaming	7.79
Healthcare	3.85
Homebuilders/real estate	3.35
Hotel	0.55
Insurance	3.97
Leisure	1.02
Machinery	0.82
Metals/mining	0.93
Paper	3.45
Publishing/printing	1.10
Restaurants	0.26
Services	2.68
Steels	2.09
Super retail index	3.81
Technology	5.13
Telecommunications	6.50
Textile/apparel	0.18
Transportation excluding air/rail	0.88

Total corporate bonds	93.42%
Asset-backed security	0.13
Commercial mortgage-backed securities	0.33

Total bonds	93.88%
Common stocks	0.00 [1]
Preferred stock	0.00 [1]
Warrants	0.00 [1]
Short-term investment	4.76

Total investments	98.64%
Cash and other assets, less liabilities	1.36

Net assets	100.00%

[1]	Amount represents less than 0.005%.

UBS High Yield Relationship Fund — Portfolio of investments
 March 31, 2011 (unaudited)

	Face
Security description	amount	Value

Bonds — 93.88%
Corporate bonds — 93.42%
Austria — 0.31%
PE Paper Escrow GmbH,
12.000%, due 08/01/14[1]	$775,000	$891,250

Bermuda — 0.47%
Intelsat Bermuda Ltd.,
11.250%, due 02/04/17	1,265,000	1,382,013

Canada — 1.59%
Bombardier, Inc.,
7.500%, due 03/15/18[1]	460,000	496,800
7.750%, due 03/15/20[1]	615,000	668,044
CHC Helicopter SA,
9.250%, due 10/15/20[1]	950,000	978,500
Connacher Oil and Gas Ltd.,
10.250%, due 12/15/15[1]	525,000	556,500
Nova Chemicals Corp.,
8.625%, due 11/01/19	625,000	699,218
Reliance Intermediate Holdings LP,
9.500%, due 12/15/19[1]	700,000	768,250
Trinidad Drilling Ltd.,
7.875%, due 01/15/19[1]	430,000	453,650

Total Canada corporate bonds		4,620,962

Cayman Islands — 0.37%
Sable International Finance Ltd.,
7.750%, due 02/15/17[1]	450,000	472,500
Seagate HDD Cayman,
7.750%, due 12/15/18[1]	575,000	595,125

Total Cayman Islands corporate bonds		1,067,625

China — 0.16%
Sino-Forest Corp.,
6.250%, due 10/21/17[1]	475,000	458,375

France — 0.21%
Cie Generale de Geophysique - Veritas,
7.750%, due 05/15/17	580,000	609,725

Germany — 0.11%
Unitymedia Hessen,
8.125%, due 12/01/17[1]	300,000	315,750

Ireland — 0.26%
Ardagh Packaging Finance PLC,
7.375%, due 10/15/17[1]	720,000	770,400

Luxembourg — 2.43%
APERAM,
7.750%, due 04/01/18[1]	470,000	479,400
ConvaTec Healthcare E SA,
10.500%, due 12/15/18[1]	950,000	997,500
Expro Finance Luxembourg SCA,
8.500%, due 12/15/16[1]	1,800,000	1,782,000
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20[1]	675,000	675,000
11.250%, due 06/15/16	1,875,000	1,999,219
Wind Acquisition Finance SA,
11.750%, due 07/15/17[1]	995,000	1,144,250

Total Luxembourg corporate bonds		7,077,369

Netherlands — 0.85%
ING Groep NV,
5.775%, due 12/08/15[2,3]	750,000	693,750
NXP BV,
9.500%, due 10/15/15	1,675,000	1,779,688

Total Netherlands corporate bonds		2,473,438

Russia — 0.30%
Evraz Group SA,
9.500%, due 04/24/18[1]	750,000	879,000

South Africa — 0.22%
Edcon Proprietary Ltd.,
9.500%, due 03/01/18[1]	655,000	655,000

Spain — 0.47%
Cemex Espana Luxembourg,
9.250%, due 05/12/20[1]	1,318,000	1,365,777

United Kingdom — 1.94%
Global Crossing UK Finance PLC,
10.750%, due 12/15/14	215,000	223,600
Hanson Ltd.,
6.125%, due 08/15/16	775,000	806,000
HBOS Capital Funding LP,
6.071%, due 06/30/14[1,2,3]	1,075,000	982,281
Ineos Finance PLC,
9.000%, due 05/15/15[1]	250,000	272,812
Ineos Group Holdings PLC,
8.500%, due 02/15/16[1]	1,079,000	1,088,441
Vedanta Resources PLC,
9.500%, due 07/18/18[1]	400,000	438,000
Virgin Media Finance PLC,
9.125%, due 08/15/16	400,000	424,000
9.500%, due 08/15/16	600,000	682,500
Virgin Media Secured Finance PLC,
6.500%, due 01/15/18	675,000	737,438

Total United Kingdom corporate bonds		5,655,072

United States — 83.73%
Accellent, Inc.,
8.375%, due 02/01/17	850,000	911,625
ACCO Brands Corp.,
10.625%, due 03/15/15	275,000	310,063
Advanced Micro Devices, Inc.,
8.125%, due 12/15/17	510,000	530,400
AES Corp.,
8.000%, due 10/15/17	235,000	252,625
8.000%, due 06/01/20	1,740,000	1,879,200
AK Steel Corp.,
7.625%, due 05/15/20	660,000	673,200
Allison Transmission, Inc.,
11.000%, due 11/01/15[1]	625,000	678,125
Ally Financial, Inc.,
7.500%, due 09/15/20[1]	400,000	426,500
8.000%, due 03/15/20	1,400,000	1,524,250
8.300%, due 02/12/15	1,650,000	1,808,813
Alta Mesa Holdings,
9.625%, due 10/15/18[1]	500,000	507,500
AMC Entertainment, Inc.,
8.750%, due 06/01/19	910,000	987,350
American General Institutional Capital A,
7.570%, due 12/01/45[1]	1,980,000	2,024,550
American International Group, Inc.,
6.250%, due 03/15/37	550,000	503,250
8.175%, due 05/15/58[2]	1,010,000	1,087,013
Ameristar Casinos, Inc.,
7.500%, due 04/15/21[1]	440,000	436,150
AMGH Merger Sub, Inc.,
9.250%, due 11/01/18[1]	445,000	477,819
Amsted Industries, Inc.,
8.125%, due 03/15/18[1]	245,000	261,231
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14	1,367,000	1,472,943
Aquilex Holdings LLC,
11.125%, due 12/15/16	260,000	274,625
ARAMARK Corp.,
8.500%, due 02/01/15	1,415,000	1,475,138
ArvinMeritor, Inc.,
10.625%, due 03/15/18	650,000	731,250
Ashland, Inc.,
9.125%, due 06/01/17	645,000	740,138
Aspect Software, Inc.,
10.625%, due 05/15/17[1]	255,000	272,850
Atlas Pipeline Partners LP,
8.750%, due 06/15/18	1,125,000	1,209,375

ATP Oil & Gas Corp.,
11.875%, due 05/01/15	225,000	236,250
Avis Budget Car Rental LLC,
9.625%, due 03/15/18	380,000	419,900
Bank of America Corp.,
8.000%, due 01/30/18[2,3]	235,000	252,712
BankAmerica Capital II,
8.000%, due 12/15/26	1,256,000	1,284,260
BE Aerospace, Inc.,
6.875%, due 10/01/20	575,000	595,125
Beazer Homes USA, Inc.,
6.875%, due 07/15/15	330,000	325,050
8.125%, due 06/15/16	500,000	498,750
Belden, Inc.,
9.250%, due 06/15/19	425,000	471,219
Berry Petroleum Co.,
6.750%, due 11/01/20	475,000	489,844
Berry Plastics Corp.,
8.250%, due 11/15/15	550,000	583,688
9.500%, due 05/15/18	400,000	398,000
Boise Paper Holdings LLC,
9.000%, due 11/01/17	280,000	310,800
Bon-Ton Department Stores, Inc.,
10.250%, due 03/15/14	1,195,000	1,224,875
Boyd Gaming Corp.,
9.125%, due 12/01/18[1]	1,450,000	1,497,125
Brocade Communications Systems, Inc.,
6.875%, due 01/15/20	300,000	324,000
Brunswick Corp.,
11.250%, due 11/01/16[1]	275,000	332,750
Burlington Coat Factory Warehouse Corp.,
10.000%, due 02/15/19[1]	1,600,000	1,552,000
Cablevision Systems Corp.,
8.625%, due 09/15/17	1,150,000	1,279,375
Caesars Entertainment Operating Co., Inc.,
10.000%, due 12/15/18	1,855,000	1,692,687
11.250%, due 06/01/17	2,890,000	3,283,763
Calpine Construction Finance Co. LP,
8.000%, due 06/01/16[1]	735,000	801,150
Calpine Corp.,
7.875%, due 07/31/20[1]	2,905,000	3,086,562
Capella Healthcare, Inc.,
9.250%, due 07/01/17[1]	240,000	255,600
Case New Holland, Inc.,
7.875%, due 12/01/17[1]	680,000	755,650
Casella Waste Systems, Inc.,
11.000%, due 07/15/14	525,000	594,562
CB Richard Ellis Services, Inc.,
11.625%, due 06/15/17	325,000	383,500
CDW Finance Corp.,
12.535%, due 10/12/17	325,000	348,562
Celanese US Holdings LLC,
6.625%, due 10/15/18[1]	315,000	324,450
Cemex Finance LLC,
9.500%, due 12/14/16[1]	675,000	727,312
Cengage Learning Acquisitions, Inc.,
10.500%, due 01/15/15[1]	535,000	545,700
Cequel Communications Holdings I LLC,
8.625%, due 11/15/17[1]	150,000	156,375
Ceridian Corp.,
11.250%, due 11/15/15	950,000	988,000
Chesapeake Energy Corp.,
9.500%, due 02/15/15	2,115,000	2,622,600
CIT Group, Inc.,
7.000%, due 05/01/13	456,503	465,063
7.000%, due 05/01/16	2,490,000	2,493,112
7.000%, due 05/01/17	3,015,000	3,018,769
Citigroup Capital XXI,
8.300%, due 12/21/57[2]	2,170,000	2,256,800
Claire’s Stores, Inc.,
10.500%, due 06/01/17	450,000	443,250
Clear Channel Communications, Inc.,
5.500%, due 09/15/14	540,000	484,650
10.750%, due 08/01/16	1,740,000	1,657,350
Clear Channel Worldwide Holdings, Inc.,
9.250%, due 12/15/17	100,000	109,250
Series B,
9.250%, due 12/15/17	410,000	449,462
Clearwater Paper Corp.,
7.125%, due 11/01/18[1]	410,000	429,475

Clearwire Communications LLC,
12.000%, due 12/01/15[1]	2,050,000	2,214,000
CMP Susquehanna Corp.,
16.612%, due 05/15/14[4]	60,000	42,445
Community Health Systems, Inc.,
8.875%, due 07/15/15	460,000	485,300
Comstock Resources, Inc.,
8.375%, due 10/15/17	410,000	429,475
Consol Energy, Inc.,
8.000%, due 04/01/17	660,000	722,700
Constellation Brands, Inc.,
8.375%, due 12/15/14	655,000	741,788
CPM Holdings, Inc.,
10.875%, due 09/01/14[1]	550,000	594,000
Cricket Communications, Inc.,
10.000%, due 07/15/15	555,000	609,112
Crosstex Energy LP,
8.875%, due 02/15/18	960,000	1,046,400
CSC Holdings LLC,
8.625%, due 02/15/19	550,000	629,750
DAE Aviation Holdings, Inc.,
11.250%, due 08/01/15[1]	750,000	793,125
Darling International, Inc.,
8.500%, due 12/15/18[1]	140,000	152,250
Delta Air Lines, Inc.,
12.250%, due 03/15/15[1]	520,000	582,400
Denbury Resources, Inc.,
8.250%, due 02/15/20	548,000	612,390
9.750%, due 03/01/16	1,105,000	1,245,887
Developers Diversified Realty Corp.,
9.625%, due 03/15/16	1,025,000	1,248,699
Diamond Resorts Corp.,
12.000%, due 08/15/18[1]	2,250,000	2,407,500
DISH DBS Corp.,
7.875%, due 09/01/19	660,000	714,450
Domtar Corp.,
10.750%, due 06/01/17	537,000	671,250
DuPont Fabros Technology LP, REIT,
8.500%, due 12/15/17	1,320,000	1,453,650
Dynegy Holdings, Inc.,
8.375%, due 05/01/16	525,000	439,687
E*Trade Financial Corp.,
12.500%, due 11/30/17[5]	1,227,000	1,463,197
Edison Mission Energy,
7.000%, due 05/15/17	925,000	742,312
El Paso Corp.,
7.800%, due 08/01/31	2,065,000	2,290,830
Encore Acquisition Co.,
9.500%, due 05/01/16	315,000	355,162
Energy Future Intermediate Holding Co. LLC,
10.000%, due 12/01/20	1,372,000	1,453,874
Energy Transfer Equity LP,
7.500%, due 10/15/20	290,000	315,375
Entravision Communications Corp.,
8.750%, due 08/01/17	700,000	745,500
Equinix, Inc.,
8.125%, due 03/01/18	825,000	893,062
Exopack Holding Corp.,
11.250%, due 02/01/14	590,000	606,962
Ferrellgas Partners-LP,
8.625%, due 06/15/20	270,000	292,950
9.125%, due 10/01/17	1,000,000	1,115,000
FireKeepers Development Authority,
13.875%, due 05/01/15[1]	2,675,000	3,169,875
First Data Corp.,
9.875%, due 09/24/15	1,220,000	1,250,500
11.250%, due 03/31/16	645,000	642,581
Ford Motor Co.,
7.450%, due 07/16/31	1,415,000	1,531,893
Ford Motor Credit Co. LLC,
8.700%, due 10/01/14	160,000	181,626
12.000%, due 05/15/15	1,715,000	2,158,586
Forest Oil Corp.,
8.500%, due 02/15/14	560,000	624,400

Freescale Semiconductor, Inc.,
9.125%, due 12/15/14[5]	560,000	576,800
9.250%, due 04/15/18[1]	405,000	443,475
10.125%, due 03/15/18[1]	500,000	560,000
10.750%, due 08/01/20[1]	310,000	347,975
Frontier Communications Corp.,
9.000%, due 08/15/31	1,230,000	1,257,675
FTI Consulting, Inc.,
6.750%, due 10/01/20[1]	675,000	683,437
Gannett Co., Inc.,
9.375%, due 11/15/17	485,000	548,050
GenOn Energy, Inc.,
9.500%, due 10/15/18[1]	1,280,000	1,331,200
GenOn Escrow Corp.,
9.875%, due 10/15/20[1]	450,000	470,250
Gentiva Health Services, Inc.,
11.500%, due 09/01/18	225,000	254,531
Geo Group, Inc.,
7.750%, due 10/15/17	400,000	426,500
Georgia Gulf Corp.,
9.000%, due 01/15/17[1]	925,000	1,012,875
Georgia-Pacific LLC,
8.250%, due 05/01/16[1]	1,225,000	1,381,188
8.875%, due 05/15/31	1,385,000	1,672,387
Glen Meadow Pass-Through Trust,
6.505%, due 02/12/67[1,2]	660,000	582,450
Global Aviation Holdings, Inc.,
14.000%, due 08/15/13	875,000	1,025,938
Goodyear Tire & Rubber Co.,
10.500%, due 05/15/16	1,185,000	1,327,200
Graham Packaging Co. LP,
8.250%, due 10/01/18	290,000	311,025
9.875%, due 10/15/14	1,800,000	1,860,750
Graphic Packaging International, Inc.,
7.875%, due 10/01/18	395,000	423,144
9.500%, due 06/15/17	215,000	238,650
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	700,000	714,000
Harland Clarke Holdings Corp.,
9.500%, due 05/15/15	1,420,000	1,404,025
Hartford Financial Services Group, Inc.,
8.125%, due 06/15/38[2]	1,505,000	1,647,975
HCA Holdings, Inc.,
7.750%, due 05/15/21[1]	925,000	964,313
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16[1]	1,470,000	1,550,850
Hertz Corp.,
7.375%, due 01/15/21[1]	715,000	731,087
Hexion US Finance Corp.,
8.875%, due 02/01/18	740,000	782,550
Hilcorp Finance Co.,
7.625%, due 04/15/21[1]	295,000	309,012
8.000%, due 02/15/20[1]	370,000	394,050
Hilton Worldwide, Inc.,
4.813%, due 11/15/13[1,2]	500,000	460,000
Host Hotels & Resorts LP,
9.000%, due 05/15/17	1,000,000	1,127,500
Icahn Enterprises LP,
8.000%, due 01/15/18	525,000	539,437
ILFC E-Capital Trust I,
5.970%, due 12/21/65[1,2]	1,055,000	877,982
Inergy LP,
6.875%, due 08/01/21[1]	500,000	521,250
ING Capital Funding Trust III,
3.907%, due 06/30/11[2,3]	710,000	688,400
Ingles Markets, Inc.,
8.875%, due 05/15/17	715,000	767,731
Insight Communications Co., Inc.,
9.375%, due 07/15/18[1]	200,000	222,000
Interactive Data Corp.,
10.250%, due 08/01/18[1]	115,000	128,225
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	1,300,000	1,396,850
8.875%, due 09/15/15[1]	1,040,000	1,144,000
9.000%, due 03/15/17[1]	430,000	483,750

Iron Mountain, Inc.,
8.375%, due 08/15/21	965,000	1,044,612
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	625,000	631,250
JC Penney Corp., Inc.,
7.125%, due 11/15/23	1,075,000	1,112,625
K Hovnanian Enterprises, Inc.,
10.625%, due 10/15/16	955,000	1,014,687
KB Home,
5.875%, due 01/15/15	465,000	459,187
6.250%, due 06/15/15	395,000	391,050
Kemet Corp.,
10.500%, due 05/01/18	375,000	422,812
Key Energy Services, Inc.,
6.750%, due 03/01/21	575,000	585,062
Land O’Lakes Capital Trust I,
7.450%, due 03/15/28[1]	1,300,000	1,176,500
Landry’s Restaurants, Inc.,
11.625%, due 12/01/15	705,000	759,637
Level 3 Financing, Inc.,
9.250%, due 11/01/14	980,000	1,002,050
10.000%, due 02/01/18	425,000	425,531
Libbey Glass, Inc.,
10.000%, due 02/15/15	247,000	269,230
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37[1]	315,000	313,425
10.750%, due 06/15/58[1,2]	1,150,000	1,495,000
Limited Brands, Inc.,
7.600%, due 07/15/37	425,000	420,750
8.500%, due 06/15/19	510,000	585,225
Lincoln National Corp.,
7.000%, due 05/17/66[2]	1,815,000	1,801,387
Linn Energy LLC,
7.750%, due 02/01/21[1]	870,000	928,725
Lyondell Chemical Co.,
8.000%, due 11/01/17[1]	832,000	917,280
11.000%, due 05/01/18	500,000	561,250
Manitowoc Co., Inc.,
8.500%, due 11/01/20	990,000	1,061,775
Marina District Finance Co., Inc.,
9.500%, due 10/15/15[1]	1,750,000	1,830,937
Marquette Transportation Finance Corp.,
10.875%, due 01/15/17[1]	450,000	469,125
McClatchy Co.,
11.500%, due 02/15/17	615,000	691,875
McJunkin Red Man Corp.,
9.500%, due 12/15/16[1]	1,135,000	1,149,187
MedAssets, Inc.,
8.000%, due 11/15/18[1]	1,120,000	1,145,200
Mediacom LLC,
9.125%, due 08/15/19	275,000	294,250
Mercer International, Inc.,
9.500%, due 12/01/17[1]	700,000	766,500
Meritage Homes Corp.,
6.250%, due 03/15/15	275,000	277,062
MGM Resorts International,
10.000%, due 11/01/16[1]	2,800,000	2,947,000
10.375%, due 05/15/14	560,000	641,200
11.125%, due 11/15/17	510,000	583,950
13.000%, due 11/15/13	1,231,000	1,478,739
Michael Foods, Inc.,
9.750%, due 07/15/18[1]	680,000	742,900
Michaels Stores, Inc.,
11.375%, due 11/01/16	500,000	545,000
Mirant Americas Generation LLC,
9.125%, due 05/01/31	1,278,000	1,319,535
Momentive Performance Materials, Inc.,
12.500%, due 06/15/14	300,000	333,000
Multiplan, Inc.,
9.875%, due 09/01/18[1]	1,600,000	1,712,000
Murray Energy Corp.,
10.250%, due 10/15/15[1]	695,000	747,125
Mylan, Inc.,
7.625%, due 07/15/17[1]	550,000	591,937
Nalco Co.,
6.625%, due 01/15/19[1]	775,000	797,281

Navios Maritime Acquisition Corp.,
8.625%, due 11/01/17	1,340,000	1,386,900
Navios Maritime Holdings, Inc.,
8.875%, due 11/01/17	650,000	704,437
Navistar International Corp.,
8.250%, due 11/01/21	550,000	609,812
NB Capital Trust II,
7.830%, due 12/15/26	380,000	388,550
Neiman Marcus Group, Inc.,
9.000%, due 10/15/15[5]	348,011	363,672
10.375%, due 10/15/15	375,000	395,156
Nexstar Broadcasting, Inc.,
8.875%, due 04/15/17	505,000	546,663
Nextel Communications, Inc.,
Series C, 5.950%, due 03/15/14	450,000	451,125
Series D, 7.375%, due 08/01/15	1,295,000	1,299,856
Nielsen Finance LLC,
7.750%, due 10/15/18[1]	200,000	214,500
11.625%, due 02/01/14	293,000	345,008
Niska Gas Storage US LLC,
8.875%, due 03/15/18	955,000	1,038,563
North American Energy Alliance LLC,
10.875%, due 06/01/16[1]	815,000	912,800
NRG Energy, Inc.,
7.375%, due 02/01/16	530,000	548,550
8.500%, due 06/15/19	235,000	247,337
Owens-Brockway Glass Container, Inc.,
7.375%, due 05/15/16	465,000	509,756
PAETEC Holding Corp.,
9.875%, due 12/01/18[1]	990,000	1,044,450
Patriot Coal Corp.,
8.250%, due 04/30/18	525,000	559,125
Peabody Energy Corp.,
6.500%, due 09/15/20	225,000	241,313
Peninsula Gaming LLC,
8.375%, due 08/15/15	350,000	373,625
Petco Animal Supplies, Inc.,
9.250%, due 12/01/18[1]	710,000	759,700
Petrohawk Energy Corp.,
7.875%, due 06/01/15	600,000	636,000
10.500%, due 08/01/14	1,470,000	1,688,663
Pinafore LLC, Inc.,
9.000%, due 10/01/18[1]	1,220,000	1,323,700
Pinnacle Foods Finance LLC,
10.625%, due 04/01/17	610,000	654,225
Plains Exploration & Production Co.,
7.625%, due 06/01/18	528,000	564,960
10.000%, due 03/01/16	1,005,000	1,133,138
Pokagon Gaming Authority,
10.375%, due 06/15/14[1]	1,311,000	1,356,885
Pride International, Inc.,
6.875%, due 08/15/20	125,000	141,719
Prospect Medical Holdings, Inc.,
12.750%, due 07/15/14	650,000	734,500
QEP Resources, Inc.,
6.875%, due 03/01/21	450,000	472,500
Quicksilver Resources, Inc.,
11.750%, due 01/01/16	525,000	611,625
Quiksilver, Inc.,
6.875%, due 04/15/15	540,000	531,900
QVC, Inc.,
7.375%, due 10/15/20[1]	300,000	312,750
7.500%, due 10/01/19[1]	430,000	451,500
Qwest Capital Funding, Inc.,
7.750%, due 02/15/31	750,000	798,750
Qwest Communications International, Inc.,
7.125%, due 04/01/18	25,000	26,969
Radiation Therapy Services, Inc.,
9.875%, due 04/15/17	500,000	510,000
RBS Global, Inc.,
8.500%, due 05/01/18	600,000	648,000
Realogy Corp.,
10.500%, due 04/15/14	1,440,000	1,461,600
Regal Entertainment Group,
9.125%, due 08/15/18	235,000	251,450
Residential Capital LLC,
9.625%, due 05/15/15	525,000	529,594
Reynolds Group Issuer, Inc.,
7.750%, due 10/15/16[1]	680,000	719,100
8.500%, due 05/15/18[1]	500,000	506,250
Rite Aid Corp.,
10.375%, due 07/15/16	875,000	942,813
Roofing Supply Group LLC,
8.625%, due 12/01/17[1]	920,000	968,300

Royal Caribbean Cruises Ltd.,
7.500%, due 10/15/27	555,000	550,144
Ryerson, Inc.,
12.000%, due 11/01/15	1,919,000	2,082,115
Ryland Group, Inc.,
6.625%, due 05/01/20	850,000	828,750
Salem Communications Corp.,
9.625%, due 12/15/16	248,000	267,840
SandRidge Energy, Inc.,
8.750%, due 01/15/20	750,000	817,500
9.875%, due 05/15/16[1]	625,000	693,750
Sanmina-SCI Corp.,
8.125%, due 03/01/16	1,605,000	1,661,175
SBA Telecommunications, Inc.,
8.250%, due 08/15/19	525,000	580,125
Scientific Games Corp.,
8.125%, due 09/15/18[1]	225,000	237,375
Sealy Mattress Co.,
10.875%, due 04/15/16[1]	286,000	323,895
Severstal Columbus LLC,
10.250%, due 02/15/18	450,000	497,250
Shingle Springs Tribal Gaming Authority,
9.375%, due 06/15/15[1]	1,205,000	795,300
Sinclair Television Group, Inc.,
9.250%, due 11/01/17[1]	585,000	652,275
Smithfield Foods, Inc.,
10.000%, due 07/15/14	628,000	739,470
Solo Cup Co.,
8.500%, due 02/15/14	345,000	308,775
Spirit Aerosystems, Inc.,
7.500%, due 10/01/17	550,000	591,250
Sprint Capital Corp.,
6.875%, due 11/15/28	225,000	207,563
8.750%, due 03/15/32	1,540,000	1,638,175
Sprint Nextel Corp.,
6.000%, due 12/01/16	550,000	552,063
SPX Corp.,
7.625%, due 12/15/14	870,000	958,088
SquareTwo Financial Corp.,
11.625%, due 04/01/17[1]	1,170,000	1,187,550
Standard Pacific Corp.,
10.750%, due 09/15/16	750,000	873,750
SunGard Data Systems, Inc.,
10.250%, due 08/15/15	2,155,000	2,262,750
Susser Holdings LLC,
8.500%, due 05/15/16	250,000	270,625
Swift Energy Co.,
8.875%, due 01/15/20	525,000	573,563
Tenet Healthcare Corp.,
6.875%, due 11/15/31	500,000	414,375
8.875%, due 07/01/19	480,000	547,200
Tenneco, Inc.,
7.750%, due 08/15/18	225,000	240,188
Tesoro Corp.,
9.750%, due 06/01/19	625,000	709,375
Texas Competitive Electric Holdings Co. LLC, Series A,
10.250%, due 11/01/15	870,000	508,950
Toll Brothers Finance Corp.,
8.910%, due 10/15/17	470,000	545,231
Trimas Corp.,
9.750%, due 12/15/17	100,000	110,125
Triumph Group, Inc.,
8.000%, due 11/15/17	225,000	240,750
Tropicana Entertainment LLC,
9.625%, due 12/15/14[6,7]	1,250,000	0
Tube City IMS Corp.,
9.750%, due 02/01/15	790,000	825,550
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15[1]	850,000	842,563
Tyson Foods, Inc.,
10.500%, due 03/01/14	565,000	678,000
Unisys Corp.,
12.750%, due 10/15/14[1]	650,000	771,875
United States Steel Corp.,
7.375%, due 04/01/20	600,000	628,500
Universal Hospital Services, Inc.,
8.500%, due 06/01/15[5]	125,000	130,469
Univision Communications, Inc.,
7.875%, due 11/01/20[1]	195,000	206,213
8.500%, due 05/15/21[1]	515,000	533,025
12.000%, due 07/01/14[1]	575,000	621,000
USG Corp.,
8.375%, due 10/15/18[1]	160,000	167,200
9.750%, due 08/01/14[1]	350,000	383,250
Vanguard Health Holding Co. II LLC,
8.000%, due 02/01/18	745,000	762,694

Verso Paper Holdings LLC,
Series B,
11.375%, due 08/01/16	1,700,000	1,802,000
11.500%, due 07/01/14	855,000	934,088
Viskase Cos., Inc.,
9.875%, due 01/15/18[1]	600,000	646,500
West Corp.,
7.875%, due 01/15/19[1]	1,365,000	1,390,594
11.000%, due 10/15/16	690,000	741,750
Weyerhaeuser Co.,
7.375%, due 03/15/32	730,000	769,776
Whiting Petroleum Corp.,
6.500%, due 10/01/18	495,000	512,325
WMG Acquisition Corp.,
9.500%, due 06/15/16	1,550,000	1,639,125
XL Group PLC,
Series E, 6.500%, due 04/15/17[2,3]	765,000	701,888
XM Satellite Radio, Inc.,
13.000%, due 08/01/13[1]	485,000	575,938
Yankee Candle Co., Inc.,
Series B,
9.750%, due 02/15/17	630,000	670,163
Yankee Finance, Inc.,
10.250%, due 02/15/16[1,5]	1,300,000	1,309,750
Yonkers Racing Corp.,
11.375%, due 07/15/16[1]	779,000	866,638
Zions Bancorp.,
5.500%, due 11/16/15	580,000	589,849

Total United States corporate bonds		243,694,465

Total corporate bonds (cost $254,978,700)		271,916,221

Asset-backed security — 0.13%
United States — 0.13%
Ameriquest Mortgage Securities, Inc., Series 2005-R6, Class A2,
0.450%, due 08/25/35[2]
(cost $295,806)	378,791	365,266

Commercial mortgage-backed securities — 0.33%
United States — 0.33%
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class AJ,
5.677%, due 12/10/49[2]	925,000	687,093
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM,
5.900%, due 02/15/51[2]	300,000	283,041

Total commercial mortgage-backed securities
(cost $657,765)		970,134

Total bonds (cost $255,932,271)		273,251,621

	Shares

Common stocks — 0.00%[8]
United States — 0.00%[8]
Pliant Corp.*4,6,9	5	0
Xanadoo Co., Class A*4	23	7,820

Total common stocks
(cost $86,272)		7,820

Preferred stock — 0.00%[8]
United States — 0.00%[8]
CMP Susquehanna Radio Holdings Corp., Series A*1,4,9
(cost $162)	13,993	140

	Number of
	warrants

Warrants — 0.00%[8]
CMP Susquehanna Radio Holdings
Corp., strike @ USD 0.01, expires 03/26/19*4,6,9
(cost $162)	15,990	160

	Shares

Short-term investment — 4.76%
Investment company — 4.76%
UBS Cash Management Prime Relationship Fund[10]
(cost $13,855,689)	13,855,689	13,855,689

Total investments — 98.64%
(cost $269,874,556)		$287,115,430
Cash and other assets, less liabilities — 1.36%		3,945,694

Net assets — 100.00%		$291,061,124

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$19,188,006
Gross unrealized depreciation	(1,947,132)

Net unrealized appreciation of investments	$17,240,874

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $98,147,736 or 33.72% of net assets.
[2]	Variable or floating rate security — The interest rate shown is the current rates as of March 31, 2011 and changes periodically.
[3]	Perpetual bond security. The maturity date reflects the next call date.
[4]	Security is illiquid. At March 31, 2011, the value of these securities amounted to $50,565 or 0.02% of net assets.
[5]	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
[6]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2011, the value of these securities amounted to $160 or 0.00% of net assets.
[7]	Security is in default.
[8]	Amount represents less than 0.005%.
[9]	These securities, which represent 0.00% of net assets as of March 31, 2011, is considered restricted. (See restricted security table below for more information.)

					03/31/11
			Acquisition cost		Value as
	Acquisition	Acquisition	as a percentage	Value	a percentage
Restricted security	date	cost	of net assets	03/31/11	of net assets

CMP Susquehanna Radio Holdings Corp., Series A,	03/31/09	$162	0.00%[1]	$140	0.00%[1]
Pliant Corp.,	10/02/00	0	0.00	0	0.00

		$162	0.00%[1]	$140	0.00%[1]

[1]	Amount represents less than 0.005%.

[10]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Funds.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/10	03/31/11	03/31/11	03/31/11	03/31/11

UBS Cash Management Prime Relationship Fund	$7,216,268	$80,693,630	$74,054,209	$13,855,689	$3,030

GE	General Electric
REIT	Real estate investment trust

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$271,916,221	$—	$271,916,221
Asset-backed security	—	365,266	—	365,266
Commercial mortgage-backed securities	—	970,134	—	970,134
Common stocks	7,820	—	0	7,820
Preferred stock	—	140	—	140
Warrants	—	—	160	160
Short-term investment	—	13,855,689	—	13,855,689

Total	$7,820	$287,107,450	$160	$287,115,430

Level 3 Rollforward Disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate		Preferred
	bonds	Common stocks	stock	Warrants	Total

Assets
Beginning balance	$21,300	$0	$140	$160	$21,600
Purchases	—	—	—	—	—
Issuances	—	—	—	—	—
Sales	—	—	—	—	—
Settlements	—	—	—	—	—
Accrued discounts (premiums)	(21,069)	—	—	—	(21,069)
Total realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation/depreciation	41,576	—	—	—	41,576
Net transfers into Level 3	638	—	—	—	638
Net transfers out of Level 3	(42,445)	—	(140)	—	(42,585)

Ending balance	$—	$0	$—	$160	$160

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2011 was $(638).

UBS Opportunistic Emerging Markets Debt Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2011

Bonds
Corporate bonds
Diversified financial services	4.90%
Oil, gas & consumable fuels	6.83
Real estate management & development	7.49

Total corporate bonds	19.22%
Non-US government obligations	66.65

Total bonds	85.87%
Short-term investment	10.18
Options purchased	0.14

Total investments	96.19%
Cash and other assets, less liabilities	3.81

Net assets	100.00%

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of Investments
March 31, 2011 (unaudited)

	Face
Security description	amount		Value

Bonds — 85.87%
Corporate bonds — 19.22%
Malaysia — 7.49%
Johor Corp.,
1.000%, due 07/31/12[1]	MYR	5,600,000	$2,334,296

Russia — 4.90%
RSHB Capital SA for OJSC Russian
Agricultural Bank,
7.750%, due 05/29/18		$1,000,000	1,120,200
VEB Finance Ltd.,
6.800%, due 11/22/25[2]		400,000	405,500

Total Russia corporate bonds			1,525,700

Ukraine — 3.88%
NAK Naftogaz Ukraine,
9.500%, due 09/30/14		1,100,000	1,208,350

Venezuela — 2.95%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[3]		950,000	671,650
8.500%, due 11/02/17[2]		350,000	247,450

Total Venezuela corporate bonds			919,100

Total corporate bonds
(cost $5,188,712)			5,987,446

Non-US government obligations — 66.65%
Argentina — 14.15%
Republic of Argentina,
0.000%, due 12/15/35[4]		947,755	150,219
7.000%, due 09/12/13		3,550,000	3,617,450
8.280%, due 12/31/33		415,515	362,537
8.750%, due 06/02/17		88,658	91,007
Series X
7.000%, due 04/17/17		200,000	186,000

			4,407,213

Brazil — 17.52%
Notas do Tesouro Nacional,
Series B
6.000%, due 05/15/45[5]	BRL	3,200,000	4,176,702
Series F
10.000%, due 01/01/21		2,400,000	1,281,409

			5,458,111

Chile — 3.69%
Bonos de la Tesoreria de la Republica,
3.000%, due 07/01/17[5]	CLP	539,456,500	1,148,677

Colombia — 4.83%
Republic of Colombia,
12.000%, due 10/22/15	COP	2,200,000,000	1,504,946

Greece — 1.07%
Hellenic Republic,
2.900%, due 07/25/25[5]	EUR	464,436	333,114

Indonesia — 0.46%
Indonesia Treasury Bond,
9.500%, due 07/15/31	IDR	1,210,000,000	142,434

Mexico — 2.99%
Mexican Udibonos,
4.000%, due 06/13/19[5]	MXN	2,300,000	930,852

Poland — 3.72%
Poland Government Bond,
5.750%, due 04/25/14	PLN	3,250,000	1,158,262

Russia — 4.89%
Federation of Russia,
5.000%, due 04/29/20[2]		$1,500,000	1,521,750

South Africa — 5.25%
Republic of South Africa,
5.500%, due 12/07/23[5]	ZAR	8,511,864	1,635,423

Turkey — 1.37%
Republic of Turkey,
10.000%, due 02/15/12[5]	TRY	611,378	425,654

Venezuela — 6.71%
Republic of Venezuela,
7.000%, due 03/31/38[2]		$370,000	206,275
8.250%, due 10/13/24[2]		1,300,000	835,250
9.250%, due 05/07/28[2]		750,000	508,125
9.375%, due 01/13/34		800,000	540,000

			2,089,650

Total Non-US government obligations
(cost $19,159,254)			20,756,086

Total bonds
(cost $24,347,966)			26,743,532

Shares

Short-term investment — 10.18%
Investment company — 10.18%
UBS Cash Management Prime Relationship Fund[6]
(cost $3,171,591)	3,171,591	3,171,591

	Face amount
	covered by
	contracts

Options Purchased — 0.14%
Call Options — 0.04%
Foreign Exchange Option, Buy EUR/TRY, strike @ TRY 2.31, expires January 2012	EUR	158,000	8,970
Foreign Exchange Option, Buy USD/MXN, strike @ MXN 12.23, expires June 2011	USD	280,000	3,053

			12,023

Put Options — 0.10%
Foreign Exchange Option, Buy EUR/TRY, strike @ TRY 2.31, expires January 2012	EUR	58,000	11,252
Foreign Exchange Option, Buy USD/MXN, strike @ MXN 11.70, expires April 2011		$510,000	434
Foreign Exchange Option, Buy USD/MXN, strike @ MXN 12.23, expires June 2011		280,000	8,620

Foreign Exchange Option, Buy USD/TRY, strike @ TRY 1.53, expires April 2011	$140,000	539
Foreign Exchange Option, Buy USD/TRY, strike @ TRY 1.53, expires May 2011	290,000	1,492
Foreign Exchange Option, Buy USD/TRY, strike @ TRY 1.53, expires May 2011	410,000	2,110
Foreign Exchange Option, Buy USD/TRY, strike @ TRY 1.53, expires June 2011	740,000	6,459

		30,906

Total options purchased
(cost $48,155)		42,929

Total investments — 96.19%
(cost $27,567,712)		29,958,052
Cash and other assets, less liabilities — 3.81%		1,185,484

Net assets — 100.00%		$31,143,536

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$2,683,596
Gross unrealized depreciation	(293,256)

Net unrealized appreciation of investments	$2,390,340

[1]	Security is illiquid. At March 31, 2011, the value of these securities amounted to $2,334,296 or 7.50% of net assets.
[2]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2011, the value of these securities amounted to $ 3,724,350 or 11.96 % of net assets.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $671,650 or 2.16% of net assets.
[4]	Variable or floating rate security — The interest rate shown is the current rates as of March 31, 2011 and changes periodically.
[5]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[6]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	12/31/10	3/31/11	3/31/11	3/31/11	3/31/11

UBS Cash Management Prime Relationship Fund	$2,484,159	$10,867,905	$10,180,473	$3,171,591	$1,365

Currency type abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Forward foreign currency contracts
UBS Opportunistic Emerging Markets Debt Relationship Fund had the following open forward foreign currency contracts as of March 31, 2011:

						Unrealized
		Contracts to			Maturity	appreciation/
Counterparty		deliver	In exchange for		date	(depreciation)

Citigroup Global Markets Ltd.	COP	2,859,410,000	USD	1,516,928	06/01/11	$(18,197)
Citigroup Global Markets Ltd.	USD	15,800	KRW	17,499,000	05/20/11	105
Credit Suisse First Boston	BRL	58,374	USD	34,277	05/20/11	(1,135)
Credit Suisse First Boston	BRL	6,358,602	USD	3,728,292	06/09/11	(110,797)
Credit Suisse First Boston	CLP	16,197,178	USD	33,985	05/20/11	230
Credit Suisse First Boston	CZK	3,985,566	USD	225,176	05/20/11	(4,929)
Credit Suisse First Boston	HUF	102,816,726	USD	508,956	05/20/11	(35,735)
Credit Suisse First Boston	IDR	12,170,410,000	USD	1,387,732	06/09/11	5,989
Credit Suisse First Boston	INR	2,147,172	USD	46,688	05/20/11	(1,040)
Credit Suisse First Boston	KRW	155,415,000	USD	136,903	05/20/11	(4,357)
Credit Suisse First Boston	KRW	711,830,000	USD	627,716	06/09/11	(18,369)
Credit Suisse First Boston	MXN	11,218,660	USD	921,103	05/20/11	(17,961)
Credit Suisse First Boston	MXN	17,420,000	USD	1,423,144	06/09/11	(32,290)
Credit Suisse First Boston	MYR	6,700,000	USD	2,188,398	06/09/11	(13,370)
Credit Suisse First Boston	PLN	452,786	USD	152,163	05/20/11	(6,651)
Credit Suisse First Boston	TRY	39,000	USD	24,836	05/20/11	(223)
Credit Suisse First Boston	TRY	27,000	USD	16,033	01/31/12	(480)
Credit Suisse First Boston	USD	33,866	BRL	58,374	05/20/11	1,546
Credit Suisse First Boston	USD	22,578	CLP	10,696,143	05/20/11	(287)
Credit Suisse First Boston	USD	11,289	CLP	5,501,035	05/20/11	175
Credit Suisse First Boston	USD	223,734	CZK	3,985,566	05/20/11	6,371
Credit Suisse First Boston	USD	300,262	HUF	62,146,726	05/20/11	28,972
Credit Suisse First Boston	USD	63,200	IDR	568,351,000	05/20/11	1,563
Credit Suisse First Boston	USD	189,927	IDR	1,674,400,000	06/09/11	172
Credit Suisse First Boston	USD	1,373,403	IDR	12,170,410,000	09/09/11	(13,591)
Credit Suisse First Boston	USD	88,586	KRW	97,764,000	05/20/11	273
Credit Suisse First Boston	USD	718,289	MXN	8,761,875	05/20/11	15,128
Credit Suisse First Boston	USD	499,993	MXN	6,087,420	06/09/11	8,608
Credit Suisse First Boston	USD	96,273	PLN	290,169	05/20/11	5,503
Credit Suisse First Boston	USD	63,959	TRY	101,000	05/20/11	938
Credit Suisse First Boston	USD	34,985	TRY	52,702	05/20/11	(1,122)
Credit Suisse First Boston	USD	16,013	TRY	27,000	01/31/12	500
Credit Suisse First Boston	USD	224,242	ZAR	1,600,001	05/20/11	10,658
Credit Suisse First Boston	ZAR	1,925,918	USD	270,671	05/20/11	(12,078)
Deutsche Bank AG	HUF	3,876,000	USD	19,582	06/09/11	(898)
Deutsche Bank AG	IDR	568,351,000	USD	63,932	05/20/11	(832)
Deutsche Bank AG	KRW	69,452,353	USD	61,030	05/20/11	(2,097)
Deutsche Bank AG	TRY	256,000	USD	159,404	05/20/11	(5,088)
Goldman Sachs International	PLN	3,140,000	USD	1,084,629	06/09/11	(14,774)
Goldman Sachs International	TRY	70,671	USD	44,329	05/20/11	(1,081)
Goldman Sachs International	TRY	27,000	USD	16,015	01/31/12	(498)
Goldman Sachs International	USD	7,901	HUF	1,576,000	05/20/11	449
Goldman Sachs International	USD	1,178,532	IDR	10,496,010,000	06/09/11	13,111
Goldman Sachs International	USD	46,647	INR	2,147,172	05/20/11	1,081
Goldman Sachs International	USD	2,020,098	INR	92,270,000	06/09/11	22,948
Goldman Sachs International	USD	46,647	KRW	51,953,353	05/20/11	574
Goldman Sachs International	USD	45,155	MXN	551,785	05/20/11	1,032
Goldman Sachs International	USD	54,632	PLN	162,617	05/20/11	2,406
Goldman Sachs International	USD	11,662	TRY	17,969	05/20/11	(116)
Goldman Sachs International	USD	1,613,033	TRY	2,591,660	06/09/11	46,391
Goldman Sachs International	USD	15,960	TRY	27,000	01/31/12	553
Goldman Sachs International	USD	46,647	ZAR	325,917	05/20/11	1,202
Goldman Sachs International	USD	521,718	ZAR	3,673,100	06/09/11	15,869
JPMorgan Chase Bank	CLP	525,000,000	USD	1,096,033	06/09/11	4,011
JPMorgan Chase Bank	EUR	310,000	USD	422,400	06/01/11	(16,454)
JPMorgan Chase Bank	USD	184,216	EUR	130,000	06/01/11	(180)

Net unrealized depreciation on forward foreign currency contracts						$(138,272)

Currency type abbreviations:
BRL	Brazilian Real
COP	Colombian Peso
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	India Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Foreign exchange option activity for the three months ended March 31, 2011 for UBS Opportunistic Emerging Markets Debt Relationship Fund was as follows:

Amount of
premiums received

Foreign exchange options outstanding at December 31, 2010	$19,164
Foreign exchange options written	14,270
Foreign exchange options terminated in closing purchase transactions	(33,434)
Foreign exchange options expired prior to exercise	—

Foreign exchange options outstanding at March 31, 2011	$—

Swap agreements:
UBS Opportunistic Emerging Markets Debt Relationship Fund had outstanding credit default swap agreements with the following terms as of March 31, 2011.

Credit default swaps on sovereign issues — buy protection1

				Payments	Payments	Upfront
			Termination	made by the	received by	payments		Unrealized
Counterparty	Notional amount		date	Fund[2]	the Fund[3]	(made)	Value	appreciation

Deutsche Bank AG	USD	1,200,000	09/20/20	5.0000%	—	$(303,007)	$303,566	$559

[1]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[2]	Payments made are based on the notional amount.
[3]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Venezuela 9.25% bond, due 09/15/27.

Currency type abbreviation:
USD	United States Dollar

Credit default swaps on sovereign issues — sell protection1

				Payments	Payments	Upfront
			Termination	made by the	received by	payments		Unrealized	Credit
Counterparty	Notional amount		date	Fund[2]	the Fund[3]	(made)	Value	appreciation	spread[4]

Morgan Stanley	USD	250,000	03/20/12	—	5.00%	$(5,424)	$5,571	$147	2.8500%

[1]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
[2]	Payments received are based on the notional amount.
[3]	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Argentina Government 8.28% bond, due 12/31/33.
[4]	Credit spreads represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

Currency type abbreviation:
USD	United States Dollar

UBS Opportunistic Emerging Markets Debt Relationship Fund had an outstanding total return swap agreement with the following terms as of March 31, 2011.

				Payments	Payments	Upfront
	Notional		Termination	made by the	received by the	payments		Unrealized
Counterparty	amount		date	Fund[1]	Fund[2]	made	Value	appreciation

Credit Suisse International	BRL	450,000	08/15/50	—	—	$(568,185)	$571,545	$3,360

[1]	No additional payments will be made by the Fund.
[2]	Payment is based on the underlying Brazilian Government 6.000% bond, due 08/15/50.

BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:
BRL	Brazilian Real

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$3,653,150	$2,334,296	$5,987,446
Non-US government obligations	—	20,756,086	—	20,756,086
Short-term investment	—	3,171,591	—	3,171,591
Options purchased	—	42,929	—	42,929
Other financial instruments[1]	—	742,410	—	742,410

Total	$—	$28,366,166	$2,334,296	$30,700,462

1 Other financial instrument includes swap agreements and forward foreign currency contracts.

Level 3 Rollforward Disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate bonds	Total

Assets
Beginning balance	$2,124,858	$2,124,858
Purchases	—	—
Issuances	—	—
Sales	—	—
Settlements	—	—
Accrued discounts (premiums)	(9,365)	(9,365)
Total realized gain (loss)	—
Net change in unrealized appreciation/depreciation	218,803	218,803
Net transfers into Level 3	—	—
Net transfers out of Level 3	—	—

Ending balance	$2,334,296	$2,334,296

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2011 was $218,803.

UBS Cash Management Prime Relationship Fund — Portfolio of investments
March 31, 2011 (unaudited)

	Face
Security description	amount	Value

Short-term investments — 99.95%
Certificates of deposit — 9.16%
Abbey National Treasury Services PLC,
0.553%, due 10/17/11[1]	$5,000,000	$5,000,000
Bank of Nova Scotia,
0.240%, due 08/03/11[1]	2,000,000	2,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.300%, due 04/05/11	3,000,000	3,000,000
0.300%, due 05/10/11	5,000,000	5,000,000
BNP Paribas Chicago,
0.453%, due 10/17/11[1]	1,500,000	1,500,000
BNP Paribas New York,
0.390%, due 04/07/11[1]	4,000,000	4,000,000
Credit Agricole CIB,
0.320%, due 06/16/11	5,000,000	5,000,000
0.520%, due 08/10/11	3,000,000	3,000,000
Lloyds TSB Bank PLC,
0.503%, due 10/19/11[1]	5,000,000	5,000,000
National Australia Bank,
0.318%, due 06/10/11[1]	750,000	750,000
0.323%, due 10/19/11[1]	1,500,000	1,499,828
National Bank of Canada,
0.270%, due 04/12/11	5,000,000	5,000,000
Natixis,
0.330%, due 10/17/11[1]	2,000,000	2,000,000
Royal Bank of Canada,
0.310%, due 11/10/11[1]	2,000,000	2,000,000
Royal Bank of Scotland PLC,
0.453%, due 10/25/11[1]	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.,
0.300%, due 04/26/11	4,000,000	4,000,000
Svenska Handelsbanken Inc.,
0.275%, due 06/14/11	6,000,000	6,000,062
Westpac Banking Corp.,
0.320%, due 11/10/11[1]	1,500,000	1,500,000

Total certificates of deposit
(cost $61,249,890)		61,249,890

Commercial paper — 46.39%
ABN Amro Funding USA LLC,
0.310%, due 05/05/11[2,3]	3,000,000	2,999,122
ANZ National Int’l Ltd.,
0.331%, due 05/09/111[2,3]	3,000,000	2,998,955
Atlantic Asset Securitization LLC,
0.270%, due 06/02/111[2,3]	5,000,000	4,997,675
Atlantis One Funding Corp.,
0.351%, due 05/27/111[2,3]	5,000,000	4,997,278
0.381%, due 08/10/111[2,3]	3,000,000	2,995,851
Bank of Nova Scotia,
0.130%, due 04/05/11[3]	7,000,000	6,999,899
Banque et Caisse d’Epargne de L’Etat,
0.371%, due 08/12/11[3]	5,000,000	4,993,165
Barclays US Funding Corp.,
0.140%, due 04/04/11[3]	7,000,000	6,999,918
0.260%, due 06/23/11[3]	10,000,000	9,994,006
BNP Paribas Finance, Inc.,
0.340%, due 05/05/11[3]	5,000,000	4,998,394
0.541%, due 08/03/11[3]	2,000,000	1,996,280
Caterpillar Financial Services Corp.,
0.160%, due 04/14/11[3]	5,000,000	4,999,711
Chariot Funding LLC,
0.210%, due 04/15/11[2,3]	9,000,000	8,999,265
0.260%, due 05/11/11[2,3]	7,000,000	6,997,978
Ciesco LLC,
0.220%, due 04/08/11[2,3]	12,000,000	11,999,487
Coca-Cola Co.,
0.220%, due 06/02/11[2,3]	5,000,000	4,998,105
0.230%, due 04/20/11[2,3]	5,000,000	4,999,393
0.230%, due 06/16/11[2,3]	4,000,000	3,998,058
Danske Corp., Series A,
0.260%, due 04/20/11[2,3]	12,000,000	11,998,353
Deutsche Bank Financial LLC,
0.300%, due 04/18/11[3]	5,000,000	4,999,292
0.341%, due 05/18/11[3]	4,500,000	4,498,002

European Investment Bank,
0.250%, due 06/24/11[3]	5,000,000	4,997,083
General Electric Capital Corp.,
0.260%, due 06/09/11[3]	7,000,000	6,996,512
Gotham Funding Corp.,
0.260%, due 05/03/11[2,3]	5,000,000	4,998,844
Grampian Funding LLC,
0.310%, due 06/21/11[2,3]	7,000,000	6,995,117
ING US Funding LLC,
0.310%, due 07/25/11[3]	3,000,000	2,997,029
0.330%, due 05/26/11[3]	3,500,000	3,498,236
John Deere Capital Corp.,
0.190%, due 04/26/11[2,3]	4,000,000	3,999,472
JPMorgan Chase & Co.,
0.240%, due 07/11/11[3]	6,000,000	5,995,960
Jupiter Securitization Co. LLC,
0.260%, due 05/11/11[2,3]	7,000,000	6,997,978
Kreditanstalt fuer Wiederaufbau,
0.245%, due 06/10/11[2,3]	8,000,000	7,996,189
Market Street Funding LLC,
0.270%, due 05/02/11[2,3]	3,484,000	3,483,190
Natixis US Finance Co. LLC,
0.160%, due 04/04/11[3]	7,000,000	6,999,907
0.420%, due 04/01/11[1]	3,000,000	3,000,000
Nordea North America, Inc.,
0.255%, due 06/13/11[3]	5,000,000	4,997,415
Novartis Securities Investment Ltd.,
0.220%, due 04/11/11[2,3]	7,000,000	6,999,572
0.240%, due 07/14/11[2,3]	4,000,000	3,997,227
Old Line Funding LLC,
0.250%, due 06/07/11[2,3]	6,000,000	5,997,208
Rabobank USA Financial Corp.,
0.285%, due 04/15/11[3]	5,000,000	4,999,446
Regency Markets No. 1 LLC,
0.250%, due 04/15/11[2,3]	10,000,000	9,999,028
Salisbury Receivables Co. LLC,
0.210%, due 04/18/11[2,3]	5,000,000	4,999,504
Sanofi-Aventis SA,
0.240%, due 06/16/11[2,3]	8,000,000	7,995,947
Sheffield Receivables Corp.,
0.260%, due 06/07/11[2,3]	3,000,000	2,998,548
0.270%, due 05/02/11[2,3]	3,000,000	2,999,303
0.270%, due 05/23/11[2,3]	7,000,000	6,997,270
Societe Generale North America, Inc.,
0.411%, due 04/07/11[3]	5,000,000	4,999,658
0.421%, due 07/11/11[3]	9,000,000	8,989,395
0.430%, due 06/06/11[3]	2,000,000	1,998,424
State Street Corp.,
0.260%, due 05/10/11[3]	5,000,000	4,998,592
0.260%, due 05/20/11[3]	5,000,000	4,998,230
Svenska Handelsbanken, Inc.,
0.280%, due 05/13/11[2,3]	6,000,000	5,998,040
Thunder Bay Funding LLC,
0.260%, due 06/02/11[2,3]	6,000,000	5,997,313
Toyota Motor Credit Corp.,
0.240%, due 06/03/11[3]	5,000,000	4,997,900
Variable Funding Capital Co. LLC,
0.230%, due 05/16/11[2,3]	10,000,000	9,997,125
Westpac Securities NZ Ltd.,
0.340%, due 09/01/11[1,2]	2,000,000	2,000,000

Total commercial paper
(cost $310,368,849)		310,368,849

US master note — 1.94%
Bank of America Securities LLC, 0.270%, due 12/01/24[4]
(cost $13,000,000)	13,000,000	13,000,000

Mortgage & agency debt securities — 14.12%
Federal Home Loan Banks,
0.146%, due 04/13/11[3]	10,000,000	9,999,513
0.160%, due 09/14/11[3]	8,500,000	8,493,729
0.200%, due 05/13/11[3]	10,000,000	9,997,667
0.270%, due 09/30/11[1]	6,000,000	6,000,000
0.280%, due 01/12/12[1]	5,000,000	5,000,000
0.280%, due 02/07/12[1]	4,000,000	4,000,000
0.502%, due 05/17/11[3]	4,000,000	3,997,444
0.580%, due 05/27/11	4,000,000	4,000,000
Federal Home Loan Mortgage Corp.,[5]
0.261%, due 09/30/11[3]	5,000,000	4,993,428
Federal National Mortgage Association,[5]
0.097%, due 05/23/11[3]	18,000,000	17,997,487
0.130%, due 04/15/11[3]	15,000,000	14,999,242
0.412%, due 07/06/11[3]	5,000,000	4,994,533

Total mortgage & agency debt securities
(cost $94,473,043)		94,473,043

US government obligations — 8.19%
US Treasury Bills,
0.190%, due 05/26/11[3]	7,000,000	6,997,968
US Treasury Notes,
0.875%, due 05/31/11	20,000,000	20,023,160
1.000%, due 12/31/11	8,000,000	8,045,720
1.125%, due 06/30/11	10,000,000	10,024,201
4.500%, due 11/30/11	6,000,000	6,167,175
4.875%, due 04/30/11	3,500,000	3,512,765

Total US government obligations
(cost $54,770,989)		54,770,989

Repurchase agreements — 20.15%
Repurchase agreement dated 03/31/11 with Barclay’s Capital Inc., 0.120%, due 04/01/11 collateralized by $66,028,000, FANNIE MAE, 4.450%, due 06/16/22; (value — $66,300,641); proceeds: $65,000,217	65,000,000	65,000,000
Repurchase agreement dated 03/31/11 with Deutsche Bank, 0.150%, due 04/01/11 collateralized by $77,798,000, various Government Agencies, 0.000% to 1.500%, due 01/28/14 to 06/01/17; (value — $71,706,542); proceeds: $69,800,291	69,800,000	69,800,000

Total repurchase agreements
(cost $134,800,000)		134,800,000

Total short-term investments
(cost $668,662,771)		668,662,771

Total investments — 99.95%
(cost $668,662,771)[6]		668,662,771
Cash and other assets, less liabilities — 0.05%		304,877

Net assets — 100.00%		$668,967,648

Notes to portfolio of investments
[1]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2011 and changes periodically.
[2]	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $184,426,395, or 27.57% of net assets.
[3]	Interest rates shown are the discount rate at date of purchase.
[4]	Variable rate security. The maturity date reflects the final maturity date. The interest rate shown is the current rate as of March 31, 2011 and resets daily.
[5]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by these organizations.
[6]	Aggregate cost for federal income tax purposes, which was the same for book purposes.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Certificates of deposit	$—	$61,249,890	$—	$61,249,890
Commercial paper	—	310,368,849	—	310,368,849
US master note	—	13,000,000	—	13,000,000
Mortgage & agency debt securities	—	94,473,043	—	94,473,043
US government obligations	—	54,770,989	—	54,770,989
Repurchase agreements	—	134,800,000	—	134,800,000

Total	$—	$668,662,771	$—	$668,662,771

UBS U. S. Treasury Inflation Protected Securities Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of March 31, 2011

Bonds
Mortgage & agency debt security	1.76%
US government obligations	94.02

Total bonds	95.78%
Short-term investment	4.24

Total investments	100.02%
Liabilities, in excess of cash and other assets	(0.02)

Net assets	100.00%

UBS U. S. Treasury Inflation Protected Securities Relationship Fund — Portfolio of investments
March 31, 2011 (unaudited)

	Face
Security description	amount	Value

Bonds — 95.78%
Mortgage & agency debt security — 1.76%
United States — 1.76%
Federal National Mortgage Association Pools,
#AE8715, 4.000%, due 11/01/40[1]
(cost $2,002,379)	$2,064,641	$2,033,804

US government obligations — 94.02%
US Treasury Bonds,
3.875%, due 04/15/29	825,000	1,478,867
US Treasury Inflation Indexed Bonds (TIPS),
2.000%, due 01/15/26	6,825,000	8,082,726
2.125%, due 02/15/40	4,000,000	4,309,587
2.375%, due 01/15/25	5,700,000	7,475,659
2.500%, due 01/15/29	8,895,000	10,334,916
3.375%, due 04/15/32	1,145,000	1,829,231
US Treasury Inflation Indexed Notes (TIPS),
0.500%, due 04/15/15	10,025,000	10,574,210
1.250%, due 04/15/14	5,700,000	6,338,450
1.250%, due 07/15/20	6,685,000	6,971,484
1.375%, due 07/15/18	5,700,000	6,198,136
1.375%, due 01/15/20	2,805,000	2,995,174
1.625%, due 01/15/15	5,700,000	7,126,090
1.875%, due 07/15/13	6,850,000	8,884,050
1.875%, due 07/15/19	5,700,000	6,448,965
2.000%, due 04/15/12	335,000	380,121
2.375%, due 01/15/17	2,145,000	2,639,780
2.500%, due 07/15/16	6,850,000	8,478,132
3.000%, due 07/15/12	6,315,000	8,284,632

Total US government obligations
(cost $107,829,786)		108,830,210

Total bonds
(cost $109,832,165)		110,864,014

	Shares

Short-term investment — 4.24%
Investment company — 4.24%
UBS Cash Management Prime Relationship Fund[2]
(cost $4,911,539)	4,911,539	4,911,539

Total investments — 100.02%
(cost $114,743,704)		115,775,553
Liabilities, in excess of cash and other assets — (0.02)%		(18,627)

Net assets — 100.00%		$115,756,926

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,031,849
Gross unrealized depreciation	—

Net unrealized appreciation of investments	$1,031,849

[1]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[2]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from UBS Cash Management Prime Relationship Fund.

Security description	Value 12/31/10	Purchases during the three months ended 03/31/11	Sales during the three months ended 03/31/11	Value 03/31/11	Income earned from affiliate for the three months ended 03/31/11

UBS Cash Management Prime Relationship Fund	$848,232	$23,331,470	$19,268,163	$4,911,539	$2,391

TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments:

Measurements at 03/31/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage & agency debt security	$—	$2,033,804	$—	$2,033,804
US government obligations	—	108,830,210	—	108,830,210
Short-term investment	—	4,911,539	—	4,911,539

Total	$—	$115,775,553	$—	$115,775,553

Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities or instruments in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m. Eastern Time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities or instruments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If a security or instrument is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security or instrument. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 at reporting periods.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2010, the FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements have been implemented for annual and interim periods beginning after December 15, 2010.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 31, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Principal Accounting Officer

Date:	May 31, 2011